UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02628

Fidelity Municipal Trust
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Minnesota Municipal Income

Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Minnesota Municipal Income Fund	-1.91%	4.79%	3.74%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Minnesota Municipal Income Fund on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Kevin Ramundo, Portfolio Manager of Fidelity® Minnesota Municipal Income Fund: For the year, the fund returned -1.91%, while the Barclays® Minnesota Enhanced Modified 2% Tobacco Municipal Bond Index returned -1.28%. The bulk of the fund's underperformance stemmed from its underweighted exposure to housing bonds, a sector that notched benchmark-beating returns for the year. These securities, which are backed by mortgages such as those issued to fund a multifamily, affordable housing project, performed well due to strong demand for higher-yielding securities and the recovery of many Minnesota housing markets. To a much smaller extent, the fund's holdings in Puerto Rico bonds, which are free from federal and state income taxes nationwide, also detracted from performance versus the index. Bonds issued in this U.S. territory substantially lagged both the Minnesota and broader municipal markets, suffering steep declines amid growing concern about the financial challenges facing the island. By the end of the period, I had significantly reduced the fund's holdings in Puerto Rico bonds. Versus the index, the fund's yield-curve positioning was a plus, with its underweighting in longer-date issues helpful because they lagged their intermediate-term counterparts, suffering more priced depreciation as interest rate worries accelerated.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Actual	.49%	$ 1,000.00	$ 1,004.10	$ 2.48
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	40.2	40.1
Health Care	22.0	20.3
Electric Utilities	14.0	13.5
Education	9.4	8.8
Transportation	6.3	6.7
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	5.2	5.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	6.3	6.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 6.2%	AAA 6.8%
AA,A 80.5%	AA,A 83.2%
BBB 7.7%	BBB 5.3%
BB and Below 0.5%	BB and Below 0.6%
Not Rated 3.8%	Not Rated 1.4%
Short-Term Investments and Net Other Assets 1.3%	Short-Term Investments and Net Other Assets 2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,504,065
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (b)	800,000	849,128
6.25% 10/1/34 (b)	850,000	856,673
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/21 (FSA Insured)	1,100,000	1,228,293
		4,438,159
Minnesota - 97.3%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,121,900
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,601,078
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	589,171
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,140,880
5.25% 10/1/25	1,955,000	2,086,044
Chaska Independent School District #112 Gen. Oblig.:
(Cr. Enhancement Prog.):
Series 2012 A:
5% 2/1/19	4,090,000	4,748,204
5% 2/1/22	4,975,000	5,753,488
Series 2013 A, 4% 2/1/19	4,550,000	5,061,693
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	843,615
Series 2009 A, 5% 2/1/17	1,000,000	1,124,820
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,477,296
4% 3/1/17	1,495,000	1,542,795
4% 3/1/18	1,235,000	1,273,100
5% 3/1/30	2,535,000	2,418,567
Elk River Independent School District #728 Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,759,350
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,776,255
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	$ 1,000,000	$ 1,085,440
Lakeville Independent School District #194 Series 2012 D:
5% 2/1/18	5,185,000	5,962,283
5% 2/1/20	1,570,000	1,823,634
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007:
5% 5/1/16	1,000,000	1,053,880
5.25% 5/1/24	1,500,000	1,542,150
5.25% 5/1/25	2,000,000	2,049,980
5.25% 5/1/28	3,720,000	3,763,710
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21 (Pre-Refunded to 3/1/16 @ 100)	5,000,000	5,472,100
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,237,630
Series 2010 A, 5.25% 8/15/25	1,000,000	1,076,130
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	507,275
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	315,000	315,775
6% 12/1/19	2,815,000	2,823,558
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	8,500,000	8,674,760
Series 2005 C, 5% 1/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090,000	2,138,509
Series 2007 A, 5% 1/1/21	5,000,000	5,481,500
Series 2007 B, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,211,700
Series 2010 D, 5% 1/1/17 (b)	4,155,000	4,562,772
Series 2012 B:
5% 1/1/26	1,250,000	1,352,488
5% 1/1/27	1,500,000	1,615,485
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	3,099,048
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,968,980
4% 12/1/21	2,330,000	2,460,433
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	$ 5,120,000	$ 5,137,715
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,899,000
Minnesota 911 Rev.:
(Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,501,207
5% 6/1/21	2,000,000	2,264,140
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	448,906
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,871,238
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,831,893
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,746,775
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,188,577
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,709,992
Series 2009 A, 5% 12/1/23	5,000,000	5,799,000
Series 2009 H, 5% 11/1/21	4,590,000	5,379,664
Series 2010 A, 5% 8/1/27	5,000,000	5,708,150
Series 2010 D:
5% 8/1/21	1,000,000	1,161,940
5% 8/1/22	5,000,000	5,770,150
5% 8/1/23	10,000,000	11,481,300
Series 2011 B:
5% 10/1/24	2,500,000	2,850,550
5% 10/1/30	3,000,000	3,279,390
Series 2012 A, 5% 8/1/24	5,000,000	5,771,700
Series 2013 A, 5% 8/1/25	3,780,000	4,377,920
Series 2013 D, 5% 10/1/23	3,000,000	3,548,100
5% 6/1/21	1,415,000	1,538,869
5% 6/1/21 (Pre-Refunded to 6/1/16 @ 100)	7,170,000	7,946,941
5% 8/1/22	2,600,000	2,920,658
5% 11/1/26	790,000	858,232
5% 11/1/26 (Pre-Refunded to 11/1/16 @ 100)	3,480,000	3,916,810
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	1,017,190
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	$ 2,250,000	$ 2,491,673
5% 10/1/23	1,000,000	1,096,340
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	1,565,000	1,671,342
5% 10/1/19	1,000,000	1,074,060
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,507,654
5% 3/1/22	2,535,000	2,731,513
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,066,510
(Univ. of St. Thomas Proj.):
Series Seven-A, 5% 10/1/39	1,650,000	1,681,994
Series Six-I, 5% 4/1/23	1,000,000	1,061,190
Series Six-X, 5.25% 4/1/39	1,500,000	1,541,145
Series Seven-Q:
5% 10/1/17	495,000	542,570
5% 10/1/18	400,000	441,376
5% 10/1/19	780,000	867,259
5% 10/1/20	1,140,000	1,256,143
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,923,454
Series 2007, 5.25% 10/1/22	1,000,000	1,089,260
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,262,754
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,555,903
Series 2009 A:
4% 10/1/17	1,445,000	1,604,687
4% 10/1/18	1,490,000	1,663,272
4% 10/1/19	1,550,000	1,730,544
4% 10/1/20	1,580,000	1,744,999
Series 2011 A, 5% 10/1/30	1,495,000	1,627,771
Series 2013 A:
4% 10/1/18	2,210,000	2,467,001
4% 10/1/19	2,300,000	2,566,570
4% 10/1/20	2,385,000	2,642,890
Minnesota State Gen. Fdg. Rev. Series 2012 B:
5% 3/1/27	12,840,000	14,118,723
5% 3/1/28	4,275,000	4,662,871
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota State Gen. Fdg. Rev. Series 2012 B: - continued
5% 3/1/29	$ 2,250,000	$ 2,437,673
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,714,863
5% 8/1/17 (FSA Insured)	1,575,000	1,746,203
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2010 A1:
5% 1/1/19	3,010,000	3,450,333
5% 1/1/20	2,100,000	2,406,537
Series 2013 A:
5% 1/1/23	850,000	948,966
5% 1/1/24	650,000	719,336
5% 1/1/25	975,000	1,066,465
5% 1/1/31	1,740,000	1,816,786
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,115,000	3,554,776
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	1,023,390
5.5% 11/1/16	1,025,000	1,100,348
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003, 5% 1/1/15 (AMBAC Insured)	715,000	717,145
Ramsey County Gen. Oblig. Series 2012 B:
5% 2/1/19	1,585,000	1,857,779
5% 2/1/20	1,635,000	1,925,638
5% 2/1/21	1,350,000	1,595,511
5% 2/1/23	1,005,000	1,174,986
Rochester Elec. Util. Rev.:
Series 2007 C, 5% 12/1/30	2,000,000	2,132,740
Series 2013 B:
5% 12/1/26	570,000	645,605
5% 12/1/27	275,000	307,310
5% 12/1/28	275,000	304,406
5% 12/1/43	1,000,000	1,044,440
Rochester Gen. Oblig. Series 2012 A, 5% 2/1/23	4,400,000	5,102,284
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,080,480
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,014,900
(Olmsted Med. Ctr. Proj.) Series 2013:
5% 7/1/17	650,000	729,105
5% 7/1/18	685,000	775,584
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Rochester Health Care Facilities Rev.: - continued
(Olmsted Med. Ctr. Proj.) Series 2013: - continued
5% 7/1/21	$ 790,000	$ 883,433
5% 7/1/22	350,000	388,528
5% 7/1/24	300,000	328,698
5% 7/1/27	245,000	262,383
5% 7/1/28	225,000	239,144
5% 7/1/33	1,225,000	1,262,314
Bonds:
(Mayo Clinic Proj.):
Series 2011, 4%, tender 11/15/18 (a)	2,475,000	2,750,319
Series B, 4%, tender 11/15/18 (a)	3,000,000	3,329,280
(Mayo Foundation Proj.) Series C, 4.5%, tender 11/15/21 (a)	1,100,000	1,231,879
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	5,268,250
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	515,000	522,519
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,512,075
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	2,040,280
(Regions Hosp. Package Proj.) Series 2007-1:
5% 8/1/14	455,000	460,387
5% 8/1/15	480,000	492,163
5% 8/1/16	500,000	514,555
Series 2013, 5% 12/1/21	4,900,000	5,655,629
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,513,524
Shakopee Independent School District #720:
Series 2012, 5% 2/1/21	1,000,000	1,159,830
Series 2013 A:
5% 2/1/19	2,940,000	3,403,814
5% 2/1/22	1,700,000	1,962,021
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,210,000	5,570,929
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	11,865,683
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165,000	1,957,299
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.: - continued
Series 2009 A:
5.25% 1/1/30	$ 2,000,000	$ 2,137,140
5.5% 1/1/24	500,000	555,040
Spring Lake Park Independent School District #16 Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,162,360
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C:
5.5% 7/1/17	535,000	602,752
5.75% 7/1/30	3,715,000	3,937,306
Series 2009, 5.75% 7/1/39	9,000,000	9,425,700
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	259,483
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,310,588
Series 2009 A1, 5.25% 11/15/29	3,000,000	3,155,550
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,464,190
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	262,758
5% 5/15/16	345,000	372,286
5.25% 5/15/17	590,000	645,413
5.25% 5/15/26	1,000,000	1,037,780
5.25% 5/15/36	1,000,000	1,015,560
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,250,075
Series 2007 A, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,937,365
Series 2009 A2, 5.5% 11/15/24	2,000,000	2,232,560
Univ. of Minnesota Gen. Oblig.:
Series 2009 A:
5% 4/1/23	200,000	221,798
5.125% 4/1/34	1,000,000	1,076,090
5.25% 4/1/29	1,000,000	1,095,530
Series 2009 C:
5% 12/1/17	1,000,000	1,146,510
5% 12/1/21	1,000,000	1,113,280
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Univ. of Minnesota Gen. Oblig.: - continued
Series 2011 D:
5% 12/1/23	$ 1,180,000	$ 1,351,171
5% 12/1/26	1,020,000	1,135,229
5% 12/1/36	1,000,000	1,053,980
Univ. of Minnesota Spl. Purp. Rev.:
(Biomedical Science Research Facilities Fdg. Prog.) Series 2013 C, 5% 8/1/38	5,275,000	5,524,033
(State Supported Biomedical Science Research Facilities Fdg. Prog.) Series 2011 B, 5% 8/1/25	2,095,000	2,334,752
(State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,281,339
5% 8/1/29	4,000,000	4,267,880
Series 2010 A, 5% 8/1/25	1,800,000	2,038,392
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	440,000	443,736
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,054,999
West Saint Paul Independent School District #197 Series 2012 A, 4% 2/1/24	3,530,000	3,813,071
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity)	485,000	511,981
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,176,800
Series 2012 A:
5% 1/1/26	5,000,000	5,582,150
5% 1/1/27	1,750,000	1,925,385
5% 1/1/30	1,000,000	1,074,860
		468,170,348
Puerto Rico - 0.3%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C, 0% 8/1/37	6,800,000	1,340,416
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 1,000,000	$ 1,027,510
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $466,451,946)	474,976,433
NET OTHER ASSETS (LIABILITIES) - 1.3%	6,036,860
NET ASSETS - 100%	$ 481,013,293
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	40.2%
Health Care	22.0%
Electric Utilities	14.0%
Education	9.4%
Transportation	6.3%
Others* (Individually Less Than 5%)	8.1%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $466,451,946)		$ 474,976,433
Cash		281,180
Receivable for fund shares sold		1,030,247
Interest receivable		6,432,441
Prepaid expenses		1,047
Other receivables		160
Total assets		482,721,508

Liabilities
Payable for fund shares redeemed	$ 1,059,475
Distributions payable	364,430
Accrued management fee	146,950
Other affiliated payables	94,039
Other payables and accrued expenses	43,321
Total liabilities		1,708,215

Net Assets		$ 481,013,293
Net Assets consist of:
Paid in capital		$ 471,726,235
Undistributed net investment income		109,763
Accumulated undistributed net realized gain (loss) on investments		652,808
Net unrealized appreciation (depreciation) on investments		8,524,487
Net Assets, for 42,213,719 shares outstanding		$ 481,013,293
Net Asset Value, offering price and redemption price per share ($481,013,293 ÷ 42,213,719 shares)		$ 11.39

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Interest		$ 17,649,172

Expenses
Management fee	$ 1,918,096
Transfer agent fees	458,366
Accounting fees and expenses	133,728
Custodian fees and expenses	6,421
Independent trustees' compensation	2,044
Registration fees	39,771
Audit	48,591
Legal	7,037
Miscellaneous	4,788
Total expenses before reductions	2,618,842
Expense reductions	(10,870)	2,607,972
Net investment income (loss)		15,041,200
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,691,982
Change in net unrealized appreciation (depreciation) on investment securities		(27,436,082)
Net gain (loss)		(25,744,100)
Net increase (decrease) in net assets resulting from operations		$ (10,702,900)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,041,200	$ 16,814,991
Net realized gain (loss)	1,691,982	1,904,427
Change in net unrealized appreciation (depreciation)	(27,436,082)	7,300,524
Net increase (decrease) in net assets resulting from operations	(10,702,900)	26,019,942
Distributions to shareholders from net investment income	(15,041,107)	(16,764,965)
Distributions to shareholders from net realized gain	(1,845,080)	(694,638)
Total distributions	(16,886,187)	(17,459,603)
Share transactions Proceeds from sales of shares	71,595,442	89,995,969
Reinvestment of distributions	11,952,693	12,563,280
Cost of shares redeemed	(133,302,094)	(71,860,327)
Net increase (decrease) in net assets resulting from share transactions	(49,753,959)	30,698,922
Redemption fees	3,464	1,313
Total increase (decrease) in net assets	(77,339,582)	39,260,574

Net Assets
Beginning of period	558,352,875	519,092,301
End of period (including undistributed net investment income of $109,763 and undistributed net investment income of $109,670, respectively)	$ 481,013,293	$ 558,352,875
Other Information Shares
Sold	6,118,888	7,511,037
Issued in reinvestment of distributions	1,024,864	1,046,586
Redeemed	(11,493,631)	(5,994,406)
Net increase (decrease)	(4,349,879)	2,563,217

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.99	$ 11.80	$ 11.25	$ 11.38	$ 10.74
Income from Investment Operations
Net investment income (loss) B	.333	.371	.403	.393	.403
Net realized and unrealized gain (loss)	(.559)	.204	.601	(.115)	.648
Total from investment operations	(.226)	.575	1.004	.278	1.051
Distributions from net investment income	(.333)	(.370)	(.403)	(.394)	(.404)
Distributions from net realized gain	(.041)	(.015)	(.051)	(.014)	(.007)
Total distributions	(.374)	(.385)	(.454)	(.408)	(.411)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.39	$ 11.99	$ 11.80	$ 11.25	$ 11.38
Total Return A	(1.91)%	4.91%	9.09%	2.42%	9.89%
Ratios to Average Net Assets C
Expenses before reductions	.50%	.49%	.49%	.50%	.51%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.50%	.51%
Expenses net of all reductions	.49%	.49%	.49%	.49%	.51%
Net investment income (loss)	2.85%	3.09%	3.50%	3.41%	3.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 481,013	$ 558,353	$ 519,092	$ 497,673	$ 473,438
Portfolio turnover rate	14%	15%	9%	13%	7%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Minnesota Municipal Income Fund (the Fund) is a non-diversified fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may be affected by economic and political developments in the state of Minnesota.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and losses deferred due to futures contracts.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,741,729
Gross unrealized depreciation	(7,217,242)
Net unrealized appreciation (depreciation) on securities and other investments	$ 8,524,487

Tax Cost	$ 466,451,946

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 110,114
Undistributed long-term capital gain	$ 689,633
Net unrealized appreciation (depreciation)	$ 8,524,487

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 15,041,107	$ 16,764,965
Ordinary Income	233,296	-
Long-term Capital Gains	1,611,784	694,638
Total	$ 16,886,187	$ 17,459,603

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $69,578,702 and $100,200,720, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .09% of average net assets.

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,197 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody, transfer agent and accounting expenses by $3,944 and $6,925 and $1, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Minnesota Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Minnesota Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Minnesota Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 7, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Minnesota Municipal Income Fund voted to pay on February 10, 2014, to shareholders of record at the opening of business on February 7, 2014, a distribution of $0.018 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $1,686,505 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 1.36% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Minnesota Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Minnesota Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MNF-UANN-0214
1.787738.110

Fidelity®

Ohio Municipal Income Fund

and

Fidelity
Ohio Municipal Money Market
Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Ohio Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Ohio Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

Annual Report

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Ohio Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Ohio Municipal Income Fund	-3.16%	5.20%	3.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Ohio Municipal Income Fund on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Fidelity Ohio Municipal Income Fund

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Ohio Municipal Income Fund: For the year, the fund returned -3.16%, while the Barclays® Ohio 4+ Year Enhanced Modified Municipal Bond Index returned -2.56%. The fund's holdings in Puerto Rico bonds, which are free from federal and state income taxes nationwide, detracted from performance versus the Barclays index. They substantially lagged both the Ohio and broader municipal markets, suffering steep declines amid growing concern about the financial challenges facing the commonwealth. Another factor working against us was an underweighting in housing bonds. These securities outpaced the benchmark in response to improved investor sentiment toward the sector. In contrast, the fund was aided by its larger exposure to bonds that were advance refunded during the period. Advance refunding transforms bonds into the highest credit quality securities available in the muni market while shortening their maturity. Both factors helped the securities outperform the Ohio muni market.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Ohio Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 1,002.20	$ 2.42
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Ohio Municipal Money Market Fund	.10%
Actual		$ 1,000.00	$ 1,000.10	$ .50
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Ohio Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	36.2	36.8
Health Care	20.3	19.7
Education	19.4	18.7
Water & Sewer	6.8	7.4
Special Tax	5.7	5.6
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	7.2	7.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	8.6	8.2

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 6.5%	AAA 6.8%
AA,A 87.2%	AA,A 86.6%
BBB 6.2%	BBB 5.5%
BB and Below 0.3%	BB and Below 0.5%
Not Rated 0.0%	Not Rated 0.0%†
Short-Term Investments and Net Other Assets (0.2)%*	Short-Term Investments and Net Other Assets 0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

* Short-Term Investments and Net Other Assets are not included in the pie chart.

† Amount represents less than 0.1%

Annual Report

Fidelity Ohio Municipal Income Fund

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 100.2%
	Principal Amount	Value
Guam - 0.9%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,604,336
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/18 (c)	950,000	1,003,998
6.25% 10/1/34 (c)	900,000	907,065
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,000,000	1,090,000
		4,605,399
Ohio - 97.9%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,500,000
5% 1/1/15	1,275,000	1,307,105
(Children's Hosp. Med. Ctr. Proj.):
Series 2012 5% 11/15/22	1,000,000	1,108,610
Series 2012, 5% 11/15/23	3,245,000	3,555,547
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	5,313,600
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.) Series 2012:
5% 2/15/25	4,000,000	4,326,320
5.25% 2/15/28	8,040,000	8,614,699
(Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	4,129,116
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,166,500
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,068,174
5% 12/1/37	1,095,000	1,122,233
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,321,933
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	2,077,340
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	2,800,000	2,998,100
5% 6/1/17	3,100,000	3,380,891
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	630,000	647,369
Butler County Hosp. Facilities Rev.:
(Kettering Health Network Obligated Group Proj.) Series 2011, 6.375% 4/1/36	5,030,000	5,547,788
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Butler County Hosp. Facilities Rev.: - continued
(UC Health Proj.) Series 2010, 5.5% 11/1/40	$ 3,025,000	$ 3,034,983
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,606,154
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,145,864
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,055,600
Cincinnati Gen. Oblig.:
Series 2009 A:
4.5% 12/1/29	500,000	514,740
5% 12/1/20	1,240,000	1,403,333
Series 2012 F:
5% 12/1/20	3,045,000	3,537,925
5% 12/1/21	2,765,000	3,204,552
Cincinnati Wtr. Sys. Rev.:
Series A, 5% 12/1/36	1,700,000	1,802,323
Series B, 5% 12/1/32	6,500,000	6,923,410
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,758,615
Cleveland Gen. Oblig.:
Series 2005, 5.5% 10/1/20 (AMBAC Insured)	7,350,000	8,537,099
Series 2012, 5% 12/1/25	2,350,000	2,557,693
Series C:
5.25% 11/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,263,548
5.25% 11/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,145,000	1,307,063
5.25% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,210,000	1,377,089
5.25% 11/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885,000	2,122,944
Cleveland Muni. School District:
Series 2004, 5.25% 12/1/17 (Pre-Refunded to 6/1/14 @ 100)	2,215,000	2,260,009
Series 2013:
5% 12/1/24	1,255,000	1,383,863
5% 12/1/26	4,060,000	4,399,700
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	3,040,000	3,404,800
Cleveland State Univ. Gen. Receipts Series 2012:
5% 6/1/24	1,920,000	2,102,016
5% 6/1/25	2,500,000	2,717,275
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Cleveland State Univ. Gen. Receipts Series 2012: - continued
5% 6/1/26	$ 3,075,000	$ 3,313,866
Cleveland Wtr. Rev. Series 2012 X, 5% 1/1/42	3,000,000	3,095,610
Cleveland Wtrwks. Rev. Series 2007 O, 5% 1/1/37	3,200,000	3,313,824
Cleveland-Cuyahoga County Port Auth. Dev. Lease Rev. (Administrative Headquarters Proj.) Series 2013, 5% 7/1/37	3,000,000	3,071,130
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 5% 12/1/29	1,000,000	1,120,800
Columbus Gen. Oblig. Series 2012 A, 4% 2/15/27	10,000,000	10,249,000
Columbus Metropolitan Library Facility 5% 12/1/23	1,000,000	1,121,850
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,655,562
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,239,248
5% 8/1/27	1,200,000	1,290,156
Cuyahoga County Gen. Oblig. Series 2012 A:
4% 12/1/27	1,575,000	1,592,987
5% 12/1/25	765,000	849,754
Dayton Gen. Oblig.:
4% 12/1/22	750,000	787,395
4% 12/1/25	1,540,000	1,567,905
Dayton School District Series 2013, 5% 11/1/22	5,775,000	6,597,302
Fairfield City School District 7.45% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	205,056
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	5,000,000	4,735,000
Fairview Park Gen. Oblig. Series 2012:
4% 12/1/22	1,225,000	1,282,024
4% 12/1/23	1,395,000	1,439,333
4% 12/1/24	1,490,000	1,519,085
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	5,140,800
Series A:
5% 11/1/15	260,000	280,717
5% 11/1/16	265,000	296,281
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	3,031,740
Greater Cleveland Reg'l. Transit Auth. Series 2012:
5% 12/1/23	1,000,000	1,115,170
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Greater Cleveland Reg'l. Transit Auth. Series 2012: - continued
5% 12/1/24	$ 1,800,000	$ 1,986,246
5% 12/1/25	1,170,000	1,281,758
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,985,000	2,015,351
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,091,652
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,217,682
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,146,125
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,160,158
Hamilton County Health Care Facilities Rev. (Christ Hosp. Proj.) Series 2012, 5.25% 6/1/24	3,000,000	3,179,550
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.) Series 2014 S, 5% 5/15/26 (a)	5,000,000	5,455,850
(Childrens Hosp. Med. Ctr. Proj.) Series 2004 J, 5.25% 5/15/17 (Pre-Refunded to 5/15/14 @ 100)	2,585,000	2,632,202
Hamilton County Sales Tax Rev. Series 2011 A, 5% 12/1/24	4,870,000	5,227,702
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (FSA Insured)	2,500,000	2,577,175
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,174,720
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,288,395
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,003,100
Hancock County Hosp. Facilities Rev.:
(Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34	4,100,000	4,509,385
Series 2011 A, 5% 12/1/21	1,500,000	1,645,575
Hilliard Gen. Oblig. 5% 12/1/18	235,000	251,680
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,546,335
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,368,837
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs.:
Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	$ 4,100,000	$ 4,418,652
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,325,900
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	1,059,720
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,176,637
Series 2012 A:
5% 5/1/24	1,385,000	1,517,004
5% 5/1/25	1,500,000	1,630,620
5% 5/1/26	1,600,000	1,725,104
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/16	1,260,000	1,384,286
5% 8/15/17	1,000,000	1,116,120
Lancaster Ohio City School District Series 2012:
5% 10/1/37	2,000,000	2,067,120
5% 10/1/49	3,000,000	3,029,400
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.) 5% 11/15/38	1,090,000	1,091,330
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	3,180,912
Series 2011 D:
5% 11/15/22	1,000,000	1,109,480
5% 11/15/25	5,000,000	5,404,100
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity)	9,000,000	6,298,830
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,139,880
Miami Univ. Gen. Receipts Series 2012, 4% 9/1/28	2,195,000	2,185,276
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,416,300
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,554,028
Middleburg Heights Hosp. Rev.:
Series 2011, 5.25% 8/1/41	3,000,000	3,001,740
Series 2012 A, 5% 8/1/47	10,000,000	9,441,700
Milford Exempt Village School District 5.25% 12/1/33	5,000,000	5,280,550
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series 2008 D, 6.25% 10/1/33	2,500,000	2,787,100
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	$ 2,000,000	$ 1,483,100
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,271,544
Northmont City School District Series 2012 A, 5% 11/1/49	5,000,000	5,080,600
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	2,600,000	2,809,196
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,964,418
Series 2010 A, 5% 10/1/24	6,030,000	6,671,170
Ohio Gen. Oblig.:
(Adult Correctional Bldg. Fund Proj.) Series 2013 A:
5% 10/1/21	845,000	970,297
5% 10/1/22	1,090,000	1,243,799
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	538,175
(Infrastructure Impt. Proj.) Series A, 5% 3/1/26	1,850,000	1,956,671
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 5% 2/1/21	2,085,000	2,380,173
Series 2006 D, 5% 9/15/20	5,000,000	5,404,400
Series 2008 A:
5.375% 9/1/23	1,170,000	1,320,380
5.375% 9/1/28	7,210,000	7,966,978
Series 2011, 5.25% 9/1/23	2,000,000	2,287,960
Series 2012 A:
5% 2/1/26	1,000,000	1,110,300
5% 2/1/27	5,000,000	5,509,300
Series 2012 B:
5% 9/1/21	1,390,000	1,630,873
5% 3/15/25	7,500,000	8,409,075
Series 2012 C, 5% 9/1/23	1,000,000	1,167,540
Series 2013 A, 5% 9/15/22	10,000,000	11,713,094
Series Q, 5% 4/1/25	1,845,000	2,069,776
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 1990 B, 6.5% 10/1/20	2,335,000	2,745,470
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	1,635,000	1,704,716
5.5% 1/1/43	3,500,000	3,656,240
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,059,390
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,784,623
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/23	$ 2,500,000	$ 2,703,325
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	1,305,000	1,349,735
Series 2009, 5.5% 12/1/36	5,000,000	5,251,200
Series 2013:
5% 12/1/23	540,000	594,540
5% 12/1/24	585,000	637,124
5% 12/1/25	1,000,000	1,080,470
5% 12/1/26	1,195,000	1,280,944
5% 12/1/27	2,300,000	2,445,958
Ohio Hosp. Facilities Rev.:
(Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	7,418,390
Series 2011 A, 5% 1/1/32	3,500,000	3,629,360
Ohio Hosp. Rev. Series 2013 A, 5% 1/15/27	5,000,000	5,157,500
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,220,613
Ohio State Univ. Gen. Receipts:
Series 2009 A, 5% 12/1/26	2,000,000	2,191,560
Series 2012 A:
4% 6/1/27	1,270,000	1,301,826
5% 6/1/24	1,690,000	1,958,947
Series 2013 A, 5% 6/1/38	3,500,000	3,635,555
Ohio Tpk. Commission Tpk. Rev.:
(Infastructure Proj.) Series 2005 A, 0% 2/15/43	10,000,000	1,754,200
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,525,390
Series 2010 A, 5% 2/15/31	5,475,000	5,771,909
Ohio Univ. Gen. Receipts Athens:
Series 2013:
5% 12/1/23	1,000,000	1,117,100
5% 12/1/24	5,075,000	5,607,875
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,223,998
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,651,652
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,020,000	1,098,530
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.) Series 2004, 5% 12/1/17	80,000	81,354
(Fresh Wtr. Impt. Proj.) Series 2009 B, 5% 12/1/24	1,025,000	1,202,018
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,278,458
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity)	$ 650,000	$ 682,377
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. (Wtr. Quality Proj.) Series 2010 A:
5% 12/1/29	2,000,000	2,193,300
5% 6/1/30	1,000,000	1,091,590
Olentangy Local School District 5% 12/1/36	2,700,000	2,821,419
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/17	1,250,000	1,177,200
5% 12/1/32	1,500,000	1,581,150
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,197,335
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,767,310
South-Western City School District Franklin & Pickway County Series 2012 B, 5% 12/1/36	2,000,000	2,086,380
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,233,668
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	487,663
5% 12/1/35 (FSA Insured)	2,500,000	2,526,475
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,874,208
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,448,528
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,052,520
Toledo Gen. Oblig. Series 2012 A, 5% 12/1/20	1,635,000	1,848,580
Toledo Wtrwks. Rev. 5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,629,325
Univ. of Akron Gen. Receipts Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,189,150
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	140,000	142,548
5% 6/1/19	150,000	152,651
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,095,720
5% 6/1/23 (FSA Insured)	2,000,000	2,167,200
5% 6/1/24 (FSA Insured)	2,000,000	2,154,360
Series 2010 F, 5% 6/1/32	2,000,000	2,098,600
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Univ. of Cincinnati Gen. Receipts: - continued
Series 2012 A:
5% 6/1/22	$ 2,000,000	$ 2,298,300
5% 6/1/23	2,000,000	2,246,120
Series 2012 C:
4% 6/1/28	2,000,000	1,991,260
5% 6/1/24	1,230,000	1,369,052
Series 2013 A:
5% 6/1/33	4,085,000	4,278,302
5% 6/1/34	5,130,000	5,344,639
Wood County Hosp. Facilities Rev. (Hosp. Proj.) Series 2012, 5% 12/1/27	3,500,000	3,499,825
Wright State Univ. Gen. Receipts Series 2011 A, 5% 5/1/23	2,665,000	2,928,249
		524,352,578
Puerto Rico - 0.8%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series KK, 5.5% 7/1/15	1,800,000	1,829,898
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	876,630
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	920,000	108,965
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	121,506
Series 2010 C, 6% 8/1/39	1,800,000	1,361,898
Series 2011 C, 0% 8/1/41	1,600,000	235,008
		4,533,905
Virgin Islands - 0.6%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	1,002,770
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 A, 6.75% 10/1/37	$ 1,000,000	$ 1,074,900
Series 2009 B, 5% 10/1/25	1,000,000	1,027,510
		3,105,180
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $537,181,501)	536,597,062
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(1,249,668)
NET ASSETS - 100%	$ 535,347,394
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	36.2%
Health Care	20.3%
Education	19.4%
Water & Sewer	6.8%
Special Tax	5.7%
Electric Utilities	5.2%
Others* (Individually Less Than 5%)	6.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $537,181,501)		$ 536,597,062
Cash		407,062
Receivable for fund shares sold		824,306
Interest receivable		5,234,739
Prepaid expenses		1,223
Other receivables		296
Total assets		543,064,688

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 5,473,450
Payable for fund shares redeemed	1,274,969
Distributions payable	661,959
Accrued management fee	164,372
Other affiliated payables	99,159
Other payables and accrued expenses	43,385
Total liabilities		7,717,294

Net Assets		$ 535,347,394
Net Assets consist of:
Paid in capital		$ 535,962,107
Undistributed net investment income		79,669
Accumulated undistributed net realized gain (loss) on investments		(109,943)
Net unrealized appreciation (depreciation) on investments		(584,439)
Net Assets, for 46,631,495 shares outstanding		$ 535,347,394
Net Asset Value, offering price and redemption price per share ($535,347,394 ÷ 46,631,495 shares)		$ 11.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Interest		$ 22,729,303

Expenses
Management fee	$ 2,194,559
Transfer agent fees	500,467
Accounting fees and expenses	145,776
Custodian fees and expenses	7,577
Independent trustees' compensation	2,338
Registration fees	17,704
Audit	48,716
Legal	1,562
Miscellaneous	5,352
Total expenses before reductions	2,924,051
Expense reductions	(2,621)	2,921,430
Net investment income (loss)		19,807,873
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,754,186
Change in net unrealized appreciation (depreciation) on investment securities		(48,075,074)
Net gain (loss)		(41,320,888)
Net increase (decrease) in net assets resulting from operations		$ (21,513,015)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,807,873	$ 20,745,450
Net realized gain (loss)	6,754,186	3,199,697
Change in net unrealized appreciation (depreciation)	(48,075,074)	17,596,699
Net increase (decrease) in net assets resulting from operations	(21,513,015)	41,541,846
Distributions to shareholders from net investment income	(19,811,349)	(20,683,610)
Distributions to shareholders from net realized gain	(6,253,185)	(2,427,967)
Total distributions	(26,064,534)	(23,111,577)
Share transactions Proceeds from sales of shares	105,568,878	125,756,638
Reinvestment of distributions	15,594,749	14,300,752
Cost of shares redeemed	(185,567,406)	(66,106,639)
Net increase (decrease) in net assets resulting from share transactions	(64,403,779)	73,950,751
Redemption fees	4,719	1,102
Total increase (decrease) in net assets	(111,976,609)	92,382,122

Net Assets
Beginning of period	647,324,003	554,941,881
End of period (including undistributed net investment income of $79,669 and undistributed net investment income of $62,642, respectively)	$ 535,347,394	$ 647,324,003
Other Information Shares
Sold	8,821,191	10,223,539
Issued in reinvestment of distributions	1,318,073	1,160,824
Redeemed	(15,740,658)	(5,371,717)
Net increase (decrease)	(5,601,394)	6,012,646

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.39	$ 12.01	$ 11.38	$ 11.60	$ 10.87
Income from Investment Operations
Net investment income (loss) B	.392	.421	.443	.447	.455
Net realized and unrealized gain (loss)	(.779)	.426	.630	(.216)	.737
Total from investment operations	(.387)	.847	1.073	.231	1.192
Distributions from net investment income	(.392)	(.420)	(.443)	(.447)	(.455)
Distributions from net realized gain	(.131)	(.047)	-	(.004)	(.007)
Total distributions	(.523)	(.467)	(.443)	(.451)	(.462)
Redemption fees added to paid in capital B, D	-	-	-	-	-
Net asset value, end of period	$ 11.48	$ 12.39	$ 12.01	$ 11.38	$ 11.60
Total Return A	(3.16)%	7.14%	9.62%	1.95%	11.11%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.48%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.48%	.49%	.49%	.48%	.50%
Net investment income (loss)	3.28%	3.42%	3.81%	3.82%	3.99%
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,347	$ 647,324	$ 554,942	$ 533,024	$ 523,499
Portfolio turnover rate	17%	14%	8%	7%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/13	% of fund's investments 6/30/13	% of fund's investments 12/31/12
1 - 7	75.9	74.3	79.1
8 - 30	2.4	1.8	1.4
31 - 60	3.1	4.3	2.4
61 - 90	1.7	2.8	2.3
91 - 180	10.0	8.2	9.8
> 180	6.9	8.6	5.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/13	6/30/13	12/31/12
Fidelity Ohio Municipal Money Market Fund	38 Days	44 Days	32 Days
Ohio Tax-Free Money Market Funds Average*	39 Days	39 Days	34 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/13	6/30/13	12/31/12
Fidelity Ohio Municipal Money Market Fund	38 Days	45 Days	32 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
Variable Rate Demand Notes (VRDNs) 64.7%	Variable Rate Demand Notes (VRDNs) 67.1%
Other Municipal Debt 25.5%	Other Municipal Debt 26.1%
Investment Companies 9.5%	Investment Companies 6.2%
Net Other Assets (Liabilities) 0.3%	Net Other Assets (Liabilities) 0.6%

Current and Historical Seven-Day Yields

	12/31/13	9/30/13	6/30/13	3/31/13	12/31/12
Fidelity Ohio Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2013, the most recent period shown in the table, would have been -0.41%.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Investments December 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 64.7%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 1/7/14, VRDN (b)(e)	$ 700,000	$ 700,000
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.6% 1/2/14, VRDN (b)(e)	300,000	300,000
Series 1988, 0.6% 1/2/14, VRDN (b)(e)	900,000	900,000
Series 1994, 0.6% 1/2/14, VRDN (b)(e)	700,000	700,000
		1,900,000
Georgia - 0.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Eighth Series 1994, 0.06% 1/2/14, VRDN (b)	1,110,000	1,110,000
Louisiana - 0.3%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 1/7/14, VRDN (b)	1,500,000	1,500,000
Series 2010 B1, 0.35% 1/7/14, VRDN (b)	2,000,000	2,000,000
		3,500,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.24% 1/7/14, VRDN (b)(e)	750,000	750,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.37% 1/7/14, VRDN (b)(e)	700,000	700,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.23% 1/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	500,000	500,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.24% 1/7/14, VRDN (b)	400,000	400,000
Series 2012 A, 0.26% 1/7/14, VRDN (b)(e)	700,000	700,000
		1,100,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 1/7/14, LOC KeyBank NA, VRDN (b)	100,000	100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - 63.2%
Akron Bath Copley Hosp. District Rev.:
(Akron Gen. Health Systems Proj.) Series 2008, 0.06% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	$ 28,600,000	$ 28,600,000
Series B, 0.06% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,700,000	5,700,000
Allen County Hosp. Facilities Rev.:
(Catholic Healthcare Partners Proj.) Series 2008 A, 0.03% 1/2/14, LOC Bank of America NA, VRDN (b)	25,360,000	25,360,000
Series 2012 B, 0.05% 1/7/14, VRDN (b)	58,810,000	58,810,000
Athens County Port Auth. Hsg. 0.05% 1/7/14, LOC Barclays Bank PLC, VRDN (b)	13,970,000	13,970,000
Cincinnati Wtr. Sys. Rev. Participating VRDN Series MS 3280, 0.08% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	3,330,000	3,330,000
Cleveland Arpt. Sys. Rev.:
Series 2008 D, 0.04% 1/7/14, LOC Bank of America NA, VRDN (b)	2,985,000	2,985,000
Series 2009 A, 0.06% 1/7/14, LOC Bank of New York, New York, VRDN (b)(e)	24,365,000	24,365,000
Series 2009 D, 0.04% 1/7/14, LOC Bank of America NA, VRDN (b)	12,200,000	12,200,000
Cleveland Wtrwks. Rev. Series 2008 Q, 0.06% 1/7/14, LOC Bank of New York, New York, VRDN (b)	4,800,000	4,800,000
Columbus City School District Participating VRDN Series 1488, 0.08% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	10,945,000	10,945,000
Columbus Gen. Oblig.:
(San. Swr. Proj.) Series 2006 1, 0.04% 1/7/14, VRDN (b)	1,400,000	1,400,000
Participating VRDN Series Clipper 08 2, 0.06% 1/7/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(f)	4,000,000	4,000,000
Columbus Swr. Sys. Rev. Participating VRDN:
Series BBT 08 13, 0.04% 1/7/14 (Liquidity Facility Branch Banking & Trust Co.) (b)(f)	6,400,000	6,400,000
Series Putters 2456, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	8,405,000	8,405,000
Cuyahoga County Hosp. Facilities Rev. (Sisters of Charity of Saint Augustine Health Sys. Proj.) Series 2000, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (b)	3,300,000	3,300,000
Cuyahoga County Hsg. Rev. (Euclid Avenue Hsg. Corp. Proj.) Series 2009 A, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (b)	16,900,000	16,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Franklin County Hosp. Facilities Rev. Participating VRDN Series Putters 4152, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 4,400,000	$ 4,400,000
Franklin County Hosp. Rev.:
(U.S. Health Corp. of Columbus Proj.) Series 1996 B, 0.05% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	13,485,000	13,485,000
Participating VRDN Series BC 11 21B, 0.07% 1/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	4,660,000	4,660,000
Hamilton County Health Care Facilities Rev. (The Children's Home of Cincinnati Proj.) Series 2009, 0.05% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	3,180,000	3,180,000
Hamilton County Hosp. Facilities Rev.:
(Children's Hosp. Med. Ctr. Proj.):
Series 1997 A, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (b)	12,020,000	12,020,000
Series 2000, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	4,010,000	4,010,000
Series 2002 I, 0.05% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	16,535,000	16,535,000
Series 2007 M, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	8,340,000	8,340,000
(Elizabeth Gamble Deaconess Home Assoc. Proj.) Series 2002 B, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (b)	9,000,000	9,000,000
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.35% 1/7/14, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (b)	12,355,000	12,355,000
Lake County Indl. Dev. Rev. (Norshar Co. Proj.) 0.25% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	1,805,000	1,805,000
Lancaster Port Auth. Gas Rev. 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada), VRDN (b)	58,005,000	58,005,000
Lima Hosp. Rev. (Lima Memorial Hosp. Proj.) 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	5,370,000	5,370,000
Lorain County Port Auth. Edl. Facilities Rev. (St. Ignatius High School Proj.) 0.07% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	2,050,000	2,050,000
Lucas County Hosp. Rev. Participating VRDN Series BC 11 31B, 0.08% 1/7/14 (Liquidity Facility Barclays Bank PLC) (b)(f)	8,475,000	8,475,000
Middletown Dev. Rev. (Bishop Fenwick High School Proj.) 0.12% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,090,000	9,090,000
Middletown Hosp. Facilities Rev. (Atrium Med. Ctr. Obligated Group Proj.) Series 2008 A, 0.08% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	16,920,000	16,920,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 1/7/14, VRDN (b)	$ 400,000	$ 400,000
Series B, 0.14% 1/7/14, VRDN (b)	3,800,000	3,800,000
(Dayton Pwr. & Lt. Co. Proj.):
Series 2008 A, 0.07% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	29,600,000	29,600,000
Series 2008 B, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	19,315,000	19,315,000
(Ohio Valley Elec. Corp. Proj.):
Series 2009 C, 0.05% 1/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	11,150,000	11,150,000
Series 2009 D, 0.05% 1/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (b)	24,400,000	24,400,000
(Timken Co. Proj.) 0.14% 1/7/14, LOC KeyBank NA, VRDN (b)	650,000	650,000
Ohio Gen. Oblig. (Common Schools Proj.):
Series 2005 A, 0.04% 1/7/14, VRDN (b)	3,500,000	3,500,000
Series 2005 B, 0.04% 1/7/14, VRDN (b)	2,300,000	2,300,000
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2008 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	33,450,000	33,450,000
(Ohio Northern Univ. Proj.) Series 2008 A, 0.07% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	17,120,000	17,120,000
(Xavier Univ. Proj.):
Series 2008 A, 0.05% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (b)	9,100,000	9,100,000
Series B, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (b)	18,470,000	18,470,000
Ohio Hosp. Facilities Rev. Participating VRDN:
Series Putters 3552, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	1,440,000	1,440,000
Series Putters 3558, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,200,000	6,200,000
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
(Mtg.-Backed Securities Prog.):
Series 2005 B1, 0.04% 1/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	14,625,000	14,625,000
Series 2005 B2, 0.06% 1/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	3,810,000	3,810,000
Series F, 0.06% 1/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	15,000,000	15,000,000
Participating VRDN Series Merlots 06 A2, 0.13% 1/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	775,000	775,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Mtg. Rev.: - continued
Series 2004 D, 0.06% 1/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	$ 9,255,000	$ 9,255,000
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Pedcor Invts. Willow Lake Apts. Proj.) Series B, 0.2% 1/7/14, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (b)(e)	415,000	415,000
(Wingate at Belle Meadows Proj.) 0.07% 1/7/14, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (b)(e)	8,585,000	8,585,000
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev.:
(Mtg.-Backed Securities Prog.) Series 2008 D, 0.04% 1/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	21,100,000	21,100,000
Series 2008 B, 0.06% 1/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	19,900,000	19,900,000
Series 2008 H, 0.08% 1/7/14 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (b)(e)	4,100,000	4,100,000
Ohio State Univ. Gen. Receipts:
Participating VRDN:
Series Putters 4387, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,750,000	5,750,000
Series Putters 4388, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,750,000	5,750,000
Series 2001:
0.03% 1/7/14, VRDN (b)	1,900,000	1,900,000
0.03% 1/7/14, VRDN (b)	4,780,000	4,780,000
Series 2010 E, 0.03% 1/7/14, VRDN (b)	3,800,000	3,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.09% 1/7/14, LOC Bank of America NA, VRDN (b)(e)	12,100,000	12,100,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.06% 1/7/14, LOC Wells Fargo Bank NA, VRDN (b)	42,100,000	42,100,000
Series 2006 A, 0.06% 1/7/14, LOC UBS AG, VRDN (b)	17,300,000	17,300,000
Series 2010 C, 0.06% 1/2/14, LOC UBS AG, VRDN (b)	24,115,000	24,115,000
Ohio Wtr. Dev. Auth. Rev. (Timken Co. Proj.) Series 2001, 0.06% 1/7/14, LOC Northern Trust Co., VRDN (b)	6,100,000	6,100,000
Olentangy Local School District Participating VRDN Series Solar 07-7, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	12,300,000	12,300,000
Village of Indian Hill Econ. Dev. Rev. (Cincinnati Country Day School Proj.) Series 1999, 0.08% 1/7/14, LOC PNC Bank NA, VRDN (b)	4,345,000	4,345,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Wood County Indl. Dev. Rev. (CMC Group Proj.) Series 2001, 0.19% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	$ 670,000	$ 670,000
Zanesville-Muskingum Port Auth. Indl. Dev. Rev. (Almana II LLC Proj.) Series 2000, 0.75% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	850,000	850,000
		841,490,000
Puerto Rico - 0.2%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 1/7/14, LOC Barclays Bank PLC, VRDN (b)	1,100,000	1,100,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 46, 0.14% 1/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	1,600,000	1,600,000
		2,700,000
Tennessee - 0.1%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 2001, 0.06% 1/2/14, LOC Bank of America NA, VRDN (b)	1,140,000	1,140,000
Texas - 0.4%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	600,000	600,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.8% 1/2/14, VRDN (b)(e)	4,700,000	4,700,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.75% 1/2/14, VRDN (b)	100,000	100,000
Series 2010 C, 0.75% 1/2/14, VRDN (b)	400,000	400,000
		5,800,000
Wyoming - 0.0%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 1/7/14, VRDN (b)	300,000	300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $861,790,000)		861,790,000
Other Municipal Debt - 25.5%
	Principal Amount	Value
Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.31% tender 1/23/14, CP mode (e)	$ 1,600,000	$ 1,600,000
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.3% tender 1/15/14, CP mode	4,300,000	4,300,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.35% tender 1/15/14, CP mode (e)	1,600,000	1,600,000
Ohio - 25.0%
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.3%, tender 2/15/14 (b)(g)	1,969,000	1,969,000
Avon Gen. Oblig. BAN 0.45% 6/25/14	2,610,000	2,610,000
Beachwood Gen. Oblig. BAN Series 2013, 1% 8/6/14	2,350,000	2,360,017
Blue Ash Gen. Oblig. BAN Series 2013, 1% 12/3/14	3,450,000	3,474,076
Cleveland Muni. School District Bonds Series 2014, 3% 12/1/14 (a)	6,325,000	6,484,327
Cleveland Wtr. Rev. Bonds Series 2011, 4% 1/1/14	11,455,000	11,455,000
Columbus Gen. Oblig.:
BAN Series 2013, 2% 9/1/14	6,600,000	6,679,127
Bonds:
Series 2011 A, 5% 7/1/14	1,375,000	1,407,774
Series 2012 B:
3% 2/15/14	8,995,000	9,025,928
4% 2/15/14	1,500,000	1,506,873
Series 2013-1, 4% 7/1/14	10,195,000	10,387,961
Series 2013-2, 4% 7/1/14	2,475,000	2,521,844
Delaware Gen. Oblig. BAN 1% 4/23/14	12,735,000	12,766,184
Franklin County Hosp. Rev. Bonds Series 2011 C, 0.09%, tender 6/4/14 (b)	12,000,000	12,000,000
Franklin County Rev. Bonds Series 2013 OH, 0.11%, tender 5/21/14 (b)	12,500,000	12,500,000
Independence Gen. Oblig. BAN 1.125% 4/16/14	2,725,000	2,731,038
Lakewood City School District BAN 1% 6/4/14	9,000,000	9,029,629
Lebanon Gen. Oblig. BAN 1% 4/24/14	1,025,000	1,027,212
Mason City School District BAN Series 2013, 1.5% 1/30/14	4,900,000	4,904,851
Mason Gen. Oblig. BAN:
Series 2013, 1.25% 12/16/14	1,670,000	1,685,756
1.25% 6/26/14	2,885,000	2,897,889
Other Municipal Debt - continued
	Principal Amount	Value
Ohio Bldg. Auth. Bonds:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	$ 5,955,000	$ 6,168,972
(Adult Correctional Bldg. Fund Proj.) Series 2009 B, 5% 10/1/14	2,055,000	2,128,601
Administrative Bldg. Fund Proj.) Series 2010 C, 5% 10/1/14	3,000,000	3,107,563
Ohio Gen. Oblig. Bonds:
(Cultural and Sports Facilities Bldg. Proj.):
Series 2013 A, 2% 4/1/14	1,475,000	1,481,413
Series 2013 B, 2% 4/1/14	1,315,000	1,320,717
(Mental Health Facilities Impt. Fund Proj.) Series 2013 A, 2% 2/1/14	2,305,000	2,308,491
Series 2002 A, 5.375% 2/1/14	1,000,000	1,004,394
Series 2004 B, 5% 2/1/14	1,000,000	1,004,058
Series 2005 C, 5% 8/1/14	1,500,000	1,541,509
Series 2009 A, 5% 9/15/14	5,000,000	5,168,728
Series 2009 C, 5% 9/15/14	16,600,000	17,160,530
Series 2010 A, 5% 9/15/14	1,100,000	1,137,380
Series 2010 P, 5% 5/1/14	1,000,000	1,016,027
Series 2011 A, 5% 9/1/14	2,240,000	2,311,487
Series 2012 A, 5% 2/1/14	1,750,000	1,757,039
Series 2013 A:
1% 5/1/14	8,930,000	8,953,434
2% 2/1/14	5,415,000	5,423,384
2% 11/1/14	640,000	649,299
Series 2013 B, 1% 6/15/14	4,385,000	4,401,266
Ohio Higher Edl. Facility Commission Rev. Bonds:
(The Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.13% tender 5/19/14, CP mode	10,300,000	10,300,000
0.14% tender 1/8/14, CP mode	13,000,000	13,000,000
0.14% tender 2/5/14, CP mode	7,100,000	7,100,000
0.14% tender 3/6/14, CP mode	22,700,000	22,700,000
0.14% tender 4/4/14, CP mode	2,000,000	2,000,000
0.15% tender 2/6/14, CP mode	10,200,000	10,200,000
Series 2008 B6:
0.14% tender 1/8/14, CP mode	5,000,000	5,000,000
0.14% tender 4/4/14, CP mode	23,900,000	23,900,000
0.14% tender 5/5/14, CP mode	12,300,000	12,300,000
Series 2010 A, 5% 1/15/14	1,000,000	1,001,792
Other Municipal Debt - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds: - continued
Series 2013 A, 2% 12/1/14	$ 2,940,000	$ 2,987,800
Series 2013 A2, 0.09% 1/1/14 (b)	5,465,000	5,465,000
Ohio Hosp. Facilities Rev. Bonds Series 2009 B, 5% 1/1/14	2,660,000	2,660,000
Streetsboro City School District BAN Series 2013, 1% 7/1/14	4,900,000	4,917,976
Univ. of Cincinnati Gen. Receipts BAN 1.5% 5/9/14	11,050,000	11,097,508
Westerville Gen. Oblig. BAN 1% 12/3/14	9,975,000	10,049,191
		332,148,045
TOTAL OTHER MUNICIPAL DEBT (Cost $339,648,045)		339,648,045
Investment Company - 9.5%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $127,376,000)	127,376,000	127,376,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $1,328,814,045)		1,328,814,045
NET OTHER ASSETS (LIABILITIES) - 0.3%		3,506,522
NET ASSETS - 100%		$ 1,332,320,567
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,969,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
American Muni. Pwr. Bonds (Omega Joint Venture 6 Proj.) 0.3%, tender 2/15/14	7/30/04	$ 1,969,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 95,761
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,201,438,045)	$ 1,201,438,045
Fidelity Central Funds (cost $127,376,000)	127,376,000
Total Investments (cost $1,328,814,045)		$ 1,328,814,045
Cash		4,302,632
Receivable for fund shares sold		23,987,843
Interest receivable		2,006,291
Distributions receivable from Fidelity Central Funds		6,233
Prepaid expenses		2,835
Other receivables		600
Total assets		1,359,120,479

Liabilities
Payable for investments purchased Regular delivery	$ 2,700,000
Delayed delivery	6,484,327
Payable for fund shares redeemed	17,334,202
Distributions payable	621
Accrued management fee	76,314
Other affiliated payables	170,824
Other payables and accrued expenses	33,624
Total liabilities		26,799,912

Net Assets		$ 1,332,320,567
Net Assets consist of:
Paid in capital		$ 1,332,320,160
Accumulated undistributed net realized gain (loss) on investments		407
Net Assets, for 1,331,831,323 shares outstanding		$ 1,332,320,567
Net Asset Value, offering price and redemption price per share ($1,332,320,567 ÷ 1,331,831,323 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Ohio Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Interest		$ 1,548,565
Income from Fidelity Central Funds		95,761
Total income		1,644,326

Expenses
Management fee	$ 4,589,718
Transfer agent fees	1,709,757
Accounting fees and expenses	137,598
Custodian fees and expenses	16,255
Independent trustees' compensation	4,812
Registration fees	32,595
Audit	38,377
Legal	3,209
Miscellaneous	7,062
Total expenses before reductions	6,539,383
Expense reductions	(5,021,822)	1,517,561
Net investment income (loss)		126,765
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		176
Net increase in net assets resulting from operations		$ 126,941

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 126,765	$ 109,043
Net realized gain (loss)	176	8,334
Net increase in net assets resulting from operations	126,941	117,377
Distributions to shareholders from net investment income	(126,267)	(109,032)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	3,090,215,840	2,976,266,019
Reinvestment of distributions	119,686	105,697
Cost of shares redeemed	(3,100,402,579)	(2,740,593,789)
Net increase (decrease) in net assets and shares resulting from share transactions	(10,067,053)	235,777,927
Total increase (decrease) in net assets	(10,066,379)	235,786,272

Net Assets
Beginning of period	1,342,386,946	1,106,600,674
End of period	$ 1,332,320,567	$ 1,342,386,946

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.15%
Ratios to Average Net Assets B, C
Expenses before reductions	.52%	.52%	.52%	.52%	.57%
Expenses net of fee waivers, if any	.12%	.19%	.24%	.37%	.55%
Expenses net of all reductions	.12%	.19%	.24%	.37%	.55%
Net investment income (loss)	.01%	.01%	.01%	.01%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,332,321	$ 1,342,387	$ 1,106,601	$ 1,010,974	$ 1,029,552

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Ohio Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Ohio.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and losses deferred due to futures transactions and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Ohio Municipal Income Fund	$ 537,174,774	$ 14,261,233	$ (14,838,945)	$ (577,712)
Fidelity Ohio Municipal Money Market Fund	1,328,814,045	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Net unrealized appreciation (depreciation)
Fidelity Ohio Municipal Income Fund	$ 73,443	$ (577,712)
Fidelity Ohio Municipal Money Market Fund	622	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2013
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 19,811,349	$ 6,253,185	$ 26,064,534
Fidelity Ohio Municipal Money Market Fund	126,267	-	126,267
December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Ohio Municipal Income Fund	$ 20,683,610	$ 2,427,967	$ 23,111,577
Fidelity Ohio Municipal Money Market Fund	109,032	-	109,032

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $101,260,444 and $156,244,294, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Ohio Municipal Income Fund	.25%	.11%	.36%
Fidelity Ohio Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Ohio Municipal Income Fund	.08%
Fidelity Ohio Municipal Money Market Fund	.14%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Ohio Municipal Income Fund	$ 1,380

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $5,011,793.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Fidelity Ohio Municipal Income Fund	$ 2,618	$ -	$ 3
Fidelity Ohio Municipal Money Market Fund	3,924	6,105	-

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ohio Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Ohio Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2013 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 10, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversee 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Ohio Municipal Income Fund	$ 6,715,879
Fidelity Ohio Municipal Money Market Fund	$ 0.00

During fiscal year ended 2013, 100% of each fund's income dividends were free from federal income tax, and 0.00% and 18.02% of Fidelity Ohio Municipal Income Fund and Fidelity Ohio Municipal Money Market Fund 's income dividends, respectively, were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Ohio Municipal Income Fund / Fidelity Ohio Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance (for Fidelity Ohio Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Ohio Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis (after fees and expenses) over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Ohio Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Fidelity Ohio Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and equal to the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Ohio Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated lines for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

OFF-UANN-0214
1.787739.110

Fidelity®

Municipal Income

Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Municipal Income Fund	-2.94%	6.11%	4.17%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income Fund on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® Municipal Income Fund: For the year, the fund returned -2.94%, while the Barclays® 3+ Year Municipal Bond Index returned -3.02%. The fund's underweighting in Puerto Rico bonds, which are free from federal and state income taxes nationwide, was a plus for relative performance. They substantially lagged the muni market, suffering steep declines in response to growing concern about the financial challenges facing the commonwealth. Another factor working in the fund's favor was an overweighting in zero-coupon bonds issued by California school districts, which outpaced the benchmark because zeros in general performed comparatively well and California bonds of all types benefited from improving investor sentiment toward the state. The biggest detractor was the fund's underweighting in housing bonds, which were among the market's best performers, buoyed by investors seeking the high income these bonds carried. To a lesser extent, the fund was hurt by its "barbell" stance, meaning that investments were concentrated in short- and long-term bonds, and underweighted in bonds with maturities between those two ranges. Given fears of rising interest rates, longer-maturity securities underperformed intermediate-term bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Actual	.46%	$ 1,000.00	$ 1,001.00	$ 2.32
HypotheticalA		$ 1,000.00	$ 1,022.89	$ 2.35

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
California	18.4	18.7
Illinois	16.3	14.3
Texas	9.3	9.8
Florida	9.0	9.6
New York	8.2	10.8
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	37.7
Health Care	21.7	19.5
Transportation	10.8	9.9
Special Tax	7.9	7.8
Water & Sewer	7.3	9.0
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	7.3	6.4

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	8.3	8.1

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 5.7%	AAA 6.1%
AA,A 77.7%	AA,A 81.2%
BBB 11.1%	BBB 8.7%
BB and Below 0.8%	BB and Below 0.9%
Not Rated 2.2%	Not Rated 2.1%
Short-Term Investments and Net Other Assets 2.5%	Short-Term Investments and Net Other Assets 1.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 97.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/32 (a)	$ 3,500	$ 3,074
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,600	5,600
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,340
		12,014
Arizona - 1.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	3,076
5.25% 10/1/20 (FSA Insured)	8,000	9,187
5.25% 10/1/26 (FSA Insured)	2,570	2,793
5.25% 10/1/28 (FSA Insured)	8,345	8,958
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,144
Series 2007 B, 0.976% 1/1/37 (b)	3,000	2,282
Series 2008 D:
5.5% 1/1/38	12,000	12,504
6% 1/1/27	2,600	2,846
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	5,800	6,478
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,796
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,735
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity)	2,000	2,192
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	3,600	3,679
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	5,000
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	12,859
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2011 C:
5% 7/1/22	1,000	1,130
5% 7/1/23	2,000	2,255
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/22	1,500	1,684
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/24	$ 1,140	$ 1,262
5% 7/1/26	1,000	1,089
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,846
5.5% 12/1/29	7,900	8,347
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	845	852
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39	3,000	3,073
		101,067
California - 18.4%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	3,106
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,823
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,725
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	3,363
California Econ. Recovery Series 2009 A, 5% 7/1/22	7,500	8,179
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.) Series 2001 A:
0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	2,003
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050	1,850
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,453
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,484
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	120	120
5% 3/1/19	1,800	2,044
5% 8/1/19	8,310	9,269
5% 8/1/20	5,355	5,966
5% 10/1/22	2,300	2,552
5% 11/1/22	3,100	3,521
5% 12/1/22	6,800	7,742
5% 11/1/24	1,600	1,809
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5% 3/1/26	$ 5,100	$ 5,483
5% 6/1/27 (AMBAC Insured)	4,100	4,239
5% 9/1/27	10,500	11,429
5% 9/1/31	22,500	23,677
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,673
5% 9/1/32	24,995	26,159
5% 9/1/33	19,115	19,906
5% 9/1/35	4,050	4,154
5.25% 9/1/23	24,300	27,607
5.25% 12/1/33	160	162
5.25% 4/1/35	12,000	12,647
5.25% 3/1/38	9,000	9,294
5.25% 11/1/40	3,200	3,401
5.5% 8/1/27	14,700	16,488
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	10,945
5.5% 4/1/30	5	5
5.5% 3/1/40	5,900	6,319
5.6% 3/1/36	2,550	2,790
5.75% 4/1/31	5,020	5,567
6% 3/1/33	23,800	27,326
6% 4/1/38	19,600	21,750
6% 11/1/39	10,020	11,201
6.5% 4/1/33	7,900	9,333
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	1,525	1,595
Series 2008 L, 5.125% 7/1/22	3,065	3,205
Series 2009 E, 5.625% 7/1/25	10,000	10,995
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	7,291
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51	10,000	9,719
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	13,706
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	14,332
(Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/27	6,730	7,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Coalinga State Hosp. Proj.) Series 2013 E: - continued
5% 6/1/28	$ 6,175	$ 6,526
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,778
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,377
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	8,222
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,794
5% 3/1/22	1,695	1,824
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	3,183
(Univ. Proj.) Series 2011 B, 5.25% 10/1/26	2,515	2,761
(Various Cap. Proj.) Series 2012 G, 5% 11/1/25	4,000	4,338
(Various Cap. Projs.):
Series 2011 A:
5% 10/1/27	10,000	10,543
5.25% 10/1/26	5,000	5,405
Series 2012 A:
5% 4/1/25	4,700	5,095
5% 4/1/26	13,495	14,453
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	4,100	4,587
5% 12/1/23	7,355	8,116
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,652
Series 2005 H:
5% 6/1/17	5,000	5,303
5% 6/1/18	10,300	10,914
Series 2005 J, 5% 1/1/17	6,105	6,622
Series 2009 G1, 5.75% 10/1/30	2,500	2,754
Series 2009 I:
6.125% 11/1/29	1,600	1,848
6.375% 11/1/34	4,600	5,280
Series 2010 A, 5.75% 3/1/30	4,900	5,448
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,993
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,530
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	$ 5,000	$ 5,276
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	12,763
Series 2005 A, 5.25% 7/1/24	2,800	2,762
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,380	9,103
Encinitas Union School District Series 1996:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,833
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	2,152
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,508
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Series 1999:
5% 1/15/16	2,800	2,810
5.75% 1/15/40	6,300	6,324
5.875% 1/15/27	2,500	2,535
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	22,145	20,716
5% 6/1/45	5,305	4,963
5% 6/1/45 (FSA Insured)	445	428
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,277
5.5% 8/1/29	2,000	2,236
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,914
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,051
5% 9/1/19 (AMBAC Insured)	2,545	2,663
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	4,129
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,882
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
5% 3/1/23	5,335	5,831
5% 3/1/27	2,000	2,131
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,961
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	3,035
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,525	$ 2,122
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,501
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,418
Oakland Gen. Oblig.:
Series 2009 B, 6% 1/15/34	2,500	2,740
Series 2012:
5% 1/15/26	4,535	4,877
5% 1/15/28	4,345	4,587
5% 1/15/29	5,370	5,619
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,653
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/19	4,190	4,718
5% 2/1/24	8,200	8,726
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,818
Series 2012 P:
5% 5/1/23 (e)	6,455	7,070
5% 5/1/24 (e)	9,900	10,703
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,524
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,788
Series B:
0% 8/1/37	7,800	2,045
0% 8/1/38	10,200	2,502
0% 8/1/39	20,100	4,645
0% 8/1/40	3,000	638
0% 8/1/41	13,610	2,709
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	2,975	2,955
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	4,200	2,115
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/26	10,000	11,051
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	$ 2,800	$ 2,926
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/25	10,425	11,221
San Diego Unified School District:
Series 2008 C:
0% 7/1/34	3,600	1,196
0% 7/1/39	9,650	2,308
0% 7/1/41	21,370	4,497
Series 2008 E:
0% 7/1/47 (a)	7,400	2,455
0% 7/1/49	25,500	3,328
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,786
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27	4,610	5,006
5% 6/1/30	16,190	17,161
5% 6/1/31	11,785	12,370
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,914
San Marcos Unified School District:
Series 2010 B, 0% 8/1/47	18,400	2,707
Series A, 5% 8/1/38	5,150	5,241
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	3,200
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	10,488
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	2,367
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	490	510
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	46,293
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,479
Turlock Health Facilities Rev. Ctfs. Series 2004 A, 5.375% 10/15/34	1,500	1,529
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Union Elementary School District:
Series A, 0% 9/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,750	$ 1,531
Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,101
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	4,000	3,948
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.) Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,914
5.5% 5/15/17 (AMBAC Insured)	2,545	2,569
Series 2009 O:
5.25% 5/15/39	2,400	2,511
5.75% 5/15/30	12,000	13,439
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,479
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,559
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/38	4,500	4,782
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,258
5% 7/1/27	1,840	1,842
Series 2009 A, 5.75% 7/1/24	1,750	1,880
Series 2010 A, 5.5% 7/1/38	3,815	3,848
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	4,091
Series 2012:
5% 8/1/24	3,625	3,994
5% 8/1/25	10,000	10,902
		979,361
Colorado - 0.9%
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Pre-Refunded to 11/1/15 @ 100)	2,475	2,687
5.25% 11/1/24 (Pre-Refunded to 11/1/15 @ 100)	2,600	2,834
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	5,800	4,993
0% 7/15/22 (Escrowed to Maturity)	15,700	12,211
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev. (Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	$ 1,115	$ 1,200
5% 9/1/22	1,500	1,578
Denver City & County Arpt. Rev.:
Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,595
5% 11/15/15 (e)	3,000	3,242
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100)	1,500	1,578
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100)	1,000	1,052
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	3,406
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	9,345
Series 2010 A, 0% 9/1/41	9,600	1,695
Series 2010 C, 5.375% 9/1/26	1,000	1,020
		49,436
District Of Columbia - 1.3%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,683
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,876
Series B, 4.75% 6/1/32	2,200	2,201
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	24,515
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	15,000	4,671
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	4,358
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	9,184
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	1,029
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,290
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,064
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A: - continued
5.25% 7/1/27	$ 4,390	$ 4,819
5.25% 7/1/28	3,000	3,274
		68,964
Florida - 9.0%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity)	2,985	3,133
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,605
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,456
5% 7/1/25 (AMBAC Insured)	3,540	3,746
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/25	5,215	5,608
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,047
5% 1/1/25 (Pre-Refunded to 1/1/15 @ 100)	1,000	1,047
Broward County School Board Ctfs. of Prtn.:
Series 2007 A:
5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,660	4,099
5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	4,047
Series 2012 A:
5% 7/1/23	21,020	23,465
5% 7/1/27	5,695	6,148
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	9,094
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	7,500	8,225
Series 2011 A1:
5% 6/1/19	1,715	1,946
5% 6/1/20	3,000	3,394
Series 2012 A1, 5% 6/1/21	8,400	9,383
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	24,450	26,672
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000	$ 1,032
5.25% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,310	1,330
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,109
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	12,400	14,433
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	4,500	4,893
Series 2006 E, 5% 6/1/35	3,200	3,402
Series 2011 E, 5% 6/1/24	6,600	7,499
Series 2011 F, 5% 6/1/23	6,070	6,945
Series A, 5.5% 6/1/38	2,000	2,157
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,163
5% 10/1/17	2,130	2,271
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,571
5% 7/1/18	3,320	3,524
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	5,700	5,655
Florida Gen. Oblig.:
Series 2008 A, 5.25% 7/1/37	3,000	3,190
Series 2011 B, 5% 7/1/23	10,175	11,561
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,100	3,348
Series A, 6.25% 10/1/31	3,000	3,317
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	1,957
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,035
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,080
5% 11/15/17	1,200	1,293
5% 11/15/22	1,000	1,048
Series 2005 B:
5% 11/15/15	875	945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2005 B: - continued
5% 11/15/15 (Escrowed to Maturity)	$ 125	$ 136
5% 11/15/16	1,040	1,122
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	150	163
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	485	527
Series 2006 G:
5% 11/15/14	1,285	1,336
5% 11/15/14 (Escrowed to Maturity)	45	47
5% 11/15/15	965	1,042
5% 11/15/15 (Escrowed to Maturity)	35	38
5% 11/15/16	1,020	1,139
5.125% 11/15/17	2,750	3,049
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100)	95	107
5.125% 11/15/18	965	1,063
5.125% 11/15/19	1,930	2,106
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100)	70	79
Series 2008 B, 6% 11/15/37	11,000	12,000
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,163
5% 7/1/18	2,125	2,348
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	8,525	8,630
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	4,900	6,605
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	14,400	14,550
Series 2009 B, 5% 10/1/18	5,150	5,197
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/24	5,500	5,974
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (e)	5,260	5,407
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012, 5% 11/15/23	2,000	2,083
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	$ 5,800	$ 5,889
Series 2010 A1, 5.5% 10/1/30	3,000	3,198
Series 2012 A:
5% 10/1/23 (e)	7,500	8,019
5% 10/1/24 (e)	9,050	9,453
5% 10/1/30 (e)	6,095	6,099
5% 10/1/31 (e)	2,500	2,468
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,750	3,976
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,675
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,978
5% 8/1/18 (AMBAC Insured)	4,000	4,582
5% 8/1/20 (AMBAC Insured)	2,500	2,748
5% 8/1/21 (AMBAC Insured)	5,095	5,559
5% 8/1/22 (AMBAC Insured)	3,325	3,601
Series 2011 B, 5.625% 5/1/31	6,600	7,165
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/24	2,255	2,481
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,054
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,406
5.25% 12/1/37 (AMBAC Insured)	1,365	1,400
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	5,148
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	5,309
Orange County School Board Ctfs. of Prtn. Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,142
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/22	2,500	2,832
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 B, 5% 10/1/33	3,700	3,903
Series 2012 A:
5% 10/1/23	2,300	2,648
5% 10/1/25	1,100	1,233
Series 2013 A, 5% 10/1/25	4,800	5,523
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	$ 11,100	$ 12,315
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	4,099
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,186
5% 10/1/35 (FSA Insured)	5,000	5,093
Plant City Util. Sys. Rev. 6% 10/1/15 (Escrowed to Maturity)	960	1,022
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,098
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,133
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,743
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,833
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,538
Series 2010:
5% 10/1/25	4,140	4,416
5.25% 10/1/34	3,500	3,605
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,542
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,375
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (Escrowed to Maturity)	985	1,104
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	3,146
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,775
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/22	2,300	2,572
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,850
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	3,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A: - continued
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000	$ 2,000
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,823
5.25% 7/1/16 (AMBAC Insured)	2,830	2,967
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	2,090
		481,771
Georgia - 3.2%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,116
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A:
6% 11/1/25	9,785	11,324
6.25% 11/1/39	10,800	12,139
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,830
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	8,100	7,679
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	10,200	8,220
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	7,745	7,782
6.125% 9/1/40	9,310	9,159
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	3,000	3,143
5.25% 10/1/41	5,600	5,805
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/23	1,500	1,690
5% 1/1/24	6,500	7,257
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	645
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	7,700	8,658
Series GG, 5% 1/1/22	4,000	4,555
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S:
5% 10/1/22	3,425	3,858
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S: - continued
5% 10/1/23	$ 4,000	$ 4,439
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	2,121
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	8,908
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity)	5,615	4,490
Series C, 0% 12/1/21 (Escrowed to Maturity)	19,400	15,512
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	14,015
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	18,045	14,429
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,647
		171,421
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,140	1,166
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,430	1,522
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,205	3,477
State of Hawaii Dept. of Trans. Series 2013:
5.25% 8/1/24 (e)	2,000	2,101
5.25% 8/1/25 (e)	2,500	2,609
		10,875
Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,355	4,824
6.75% 11/1/37	4,300	4,711
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	2,190	2,427
		11,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 16.3%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,810	$ 1,389
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950	1,411
Chicago Board of Ed.:
Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,969
Series 2011 A, 5.5% 12/1/39	7,900	7,824
Chicago Gen. Oblig.:
(Cap. Impt. Proj.) Series 1999:
0% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,700	2,233
0% 1/1/39 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,200	2,830
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	17,000
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,805
(Neighborhoods Alive 21 Prog.) Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	1,963
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	741
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,345
Series 2004 A, 5.25% 1/1/29 (FSA Insured)	435	435
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,300	19,949
Series 2008 C, 5% 1/1/34	1,500	1,422
Series 2009 A:
5% 1/1/22	3,400	3,606
5% 1/1/27 (FSA Insured)	5,200	5,248
Series 2011 A, 5% 1/1/40	11,260	10,264
Series 2012 A:
5% 1/1/33	14,800	13,832
5% 1/1/34	2,440	2,274
Series 2012 C, 5% 1/1/23	1,200	1,264
Series A, 5% 1/1/42 (AMBAC Insured)	40	36
Chicago Midway Arpt. Rev. Series B, 5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,060	3,060
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,819
5.25% 1/1/19 (AMBAC Insured)	1,780	1,787
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	$ 6,800	$ 7,386
Series 2011 C, 6.5% 1/1/41	19,400	21,605
Series 2013 B, 5% 1/1/27	11,275	11,730
Series 2013 D, 5% 1/1/27	1,000	1,040
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,700	7,689
Series 2013 A:
5.5% 1/1/33	2,500	2,599
5.75% 1/1/38	5,600	5,824
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	2,600	2,684
Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,520
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,590
5% 6/1/20 (AMBAC Insured)	5,610	5,894
5% 6/1/20 (Pre-Refunded to 12/1/16 @ 100)	1,390	1,567
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	7,189
Cook County Forest Preservation District:
(Ltd. Tax Proj.) Series 2012 B, 5% 12/15/37	2,500	2,566
Series 2012 A, 5% 11/15/22	2,000	2,266
Series 2012 C, 5% 12/15/37	1,000	1,026
Cook County Gen. Oblig.:
Series 2004 B, 5.25% 11/15/28 (Pre-Refunded to 11/15/14 @ 100)	1,400	1,461
Series 2010 A, 5.25% 11/15/33	19,775	19,785
Series 2012 C:
5% 11/15/24	9,400	9,909
5% 11/15/25	14,500	15,121
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,862
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	6,314
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	1,450	1,451
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A: - continued
5.5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,250
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,809
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	29,680	21,609
Illinois Dev. Fin. Auth. Rev. (Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,367
5.5% 9/1/19	4,405	4,406
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (b)	3,860	4,132
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.):
Series 2008 D, 6.5% 11/1/38	4,300	4,747
Series 2010 A, 5.5% 4/1/44	3,000	3,151
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,638
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,831
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	2,001
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,985	2,964
6% 2/1/28 (AMBAC Insured)	2,105	2,268
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,174
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	8,770
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,615	12,922
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	4,020	4,401
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	25,230	27,484
5.375% 5/15/30	6,100	6,233
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	13,500	14,163
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,919
Series 2009 D, 6.625% 11/1/39	8,000	8,701
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	19,310	19,946
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	$ 1,645	$ 1,646
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	6,043
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,887
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	5,550	5,969
Series 2008 A:
5.625% 1/1/37	27,920	28,322
6% 2/1/24	300	329
Series 2009 A, 7.25% 11/1/38	7,605	8,757
Series 2009:
6.875% 8/15/38	430	461
7% 8/15/44	15,955	17,175
Series 2010 A:
5.5% 8/15/24	2,860	3,002
5.75% 8/15/29	2,320	2,419
Series 2012 A, 5% 5/15/22	2,120	2,280
Series 2012:
4% 9/1/32	5,045	4,160
5% 9/1/38	22,150	20,272
5% 11/15/43	4,395	4,032
Series 2013:
5% 11/15/28	2,375	2,463
5% 11/15/29	1,000	1,030
5% 5/15/43	10,000	8,422
5.25% 5/1/25	7,000	7,573
Illinois Gen. Oblig.:
Series 2006:
5% 1/1/19	4,200	4,657
5.5% 1/1/31	3,000	3,067
Series 2010:
5% 1/1/21 (FSA Insured)	2,600	2,767
5% 1/1/23 (FSA Insured)	6,600	6,888
Series 2012 A, 5% 1/1/33	4,700	4,632
Series 2012:
5% 8/1/19	2,500	2,774
5% 8/1/21	2,000	2,170
5% 3/1/23	4,000	4,250
5% 8/1/23	3,900	4,122
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2012: - continued
5% 3/1/35	$ 2,000	$ 1,954
5% 3/1/37	1,000	967
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	3,050
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,301
7% 4/1/14	500	506
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,316
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	15,259
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/19	2,900	3,074
5% 12/15/19	1,000	1,060
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,224
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	3,700	3,476
Series 2007, 6.5% 1/1/20 (AMBAC Insured) (Pre-Refunded to 1/1/20 @ 100)	7,865	9,516
0% 12/1/21 (AMBAC Insured) (Pre-Refunded to 12/1/21 @ 100)	5,000	3,887
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity)	630	628
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,356
0% 12/1/16 (Escrowed to Maturity)	585	573
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,816
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	6,365
McHenry & Kane Counties Cmnty. Consolidated School District #158:
Series 2004, 0% 1/1/24 (FSA Insured)	4,300	2,824
0% 1/1/19	2,955	2,530
0% 1/1/19 (Escrowed to Maturity)	45	41
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,610	$ 2,900
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	3,527
Series 2002 A, 0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	32,600	12,601
Series 2002 B, 5.5% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,191
Series 2010 B1:
0% 6/15/43 (FSA Insured)	45,400	8,102
0% 6/15/44 (FSA Insured)	53,800	9,056
0% 6/15/45 (FSA Insured)	27,900	4,429
0% 6/15/46 (FSA Insured)	6,250	936
0% 6/15/47 (FSA Insured)	16,540	2,321
Series 2012 B:
0% 12/15/41	17,400	3,307
0% 12/15/51	16,200	1,638
5% 6/15/52	17,900	16,501
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,345	2,840
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,935	2,568
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,445	1,159
Series 1996 A, 0% 6/15/24	3,060	1,903
Series A, 0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,155	1,824
0% 6/15/15	7,915	7,784
0% 6/15/15 (Escrowed to Maturity)	5,355	5,322
0% 6/15/15 (Escrowed to Maturity)	1,730	1,719
Quincy Hosp. Rev.:
Series 2007:
5% 11/15/14	1,000	1,034
5% 11/15/16	1,200	1,317
5% 11/15/18	1,000	1,096
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,464
5% 10/1/18	1,435	1,603
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A: - continued
5% 10/1/20	$ 1,290	$ 1,401
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	15,280
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	6,495
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	3,770
Series 2009 A, 5.75% 4/1/38	7,805	8,433
Series 2010 A:
5% 4/1/25	5,125	5,446
5.25% 4/1/30	3,200	3,361
Series 2013:
6% 10/1/42	4,600	4,667
6.25% 10/1/38	4,530	4,717
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	1,995	1,985
0% 11/1/16 (Escrowed to Maturity)	1,615	1,587
0% 11/1/16 (FSA Insured)	4,885	4,683
0% 11/1/17 (FSA Insured)	3,200	2,964
0% 11/1/19 (Escrowed to Maturity)	675	605
0% 11/1/19 (FSA Insured)	4,325	3,623
		865,285
Indiana - 3.3%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	2,835	3,041
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	5,870
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29	2,510	2,535
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	895	933
5% 7/15/24 (Pre-Refunded to 7/15/15 @ 100)	470	503
5.25% 7/15/17 (Pre-Refunded to 7/15/15 @ 100)	1,885	2,027
GCS School Bldg. Corp. One 5% 7/15/22 (Pre-Refunded to 7/15/15 @ 100)	1,545	1,656
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 25,900	$ 30,149
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (b)(e)	3,500	3,693
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	8,201
Series 2009 A, 5.25% 11/1/39	5,300	5,345
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	8,208
Series 2012:
5% 3/1/30	3,900	3,874
5% 3/1/41	7,070	6,521
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	1,060	1,065
5% 2/15/15	1,500	1,576
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	11,200	12,224
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	840	891
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	7,700	7,832
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2011 A:
5% 1/1/22	2,000	2,249
5% 1/1/23	1,800	2,008
Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,547
Indiana State Fin. Auth. Wastewtr.:
(CWA Auth. Proj.) Series 2012 A, 5% 10/1/26	2,545	2,804
Series 2011 A, 5.25% 10/1/25	1,750	1,948
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	6,302
0% 6/1/18 (AMBAC Insured)	1,700	1,574
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (e)	1,525	1,643
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F: - continued
5% 1/1/17 (AMBAC Insured) (e)	$ 1,700	$ 1,847
5.25% 1/1/14 (AMBAC Insured) (e)	2,675	2,675
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,289
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 7/15/18	400	436
5% 1/15/30	24,540	25,683
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,305
5% 7/1/25	1,000	1,127
5% 7/1/26	1,325	1,488
5% 7/1/29	670	731
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,735
Westfield Washington Multi-School Bldg. Corp.:
Series 2005 A, 5% 7/15/18 (Pre-Refunded to 1/15/15 @ 100)	890	933
5% 7/15/18	610	635
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,189
		176,292
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	5,058
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	10,600	11,348
Leavenworth County Unified School District #453 Gen. Oblig. Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,739
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	4,800	4,494
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,288
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,171
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,310
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	$ 1,300	$ 1,471
5% 11/15/17 (Escrowed to Maturity)	2,500	2,894
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A:
5% 9/1/23	1,860	2,074
5% 9/1/25	4,000	4,394
		32,183
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,409
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	9,410	10,333
5% 8/15/17	3,650	4,083
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	4,204
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	4,908
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	2,900	2,930
5.75% 10/1/38	7,410	7,559
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	3,000	3,258
		38,684
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39	2,100	2,295
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,091
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900	1,941
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,500	15,528
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	8,500
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (e)	$ 1,420	$ 1,545
Series 2007 B2, 5% 1/1/16 (FSA Insured) (e)	1,000	1,070
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,794
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,590
Series 2012:
5% 12/1/22	8,645	9,314
5% 12/1/30	2,000	2,020
5% 12/1/31	1,000	1,004
5% 12/1/32	1,500	1,496
0% 9/1/14 (AMBAC Insured)	3,165	3,111
Tobacco Settlement Fing. Corp. Series 2013 A:
5% 5/15/22	5,000	5,482
5% 5/15/23	1,300	1,419
		64,200
Maine - 0.2%
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,455
6% 7/1/38	2,700	2,958
		12,413
Maryland - 0.7%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	4,133
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,351
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,037
5% 6/1/16 (CIFG North America Insured)	1,000	1,070
5% 6/1/19 (CIFG North America Insured)	1,500	1,588
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	2,010
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	5,090	4,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	$ 2,700	$ 2,727
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,414
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,192
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	5,137
6% 1/1/43	1,500	1,509
Series 2010, 5.625% 7/1/30	2,300	2,169
		35,050
Massachusetts - 0.8%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	2,695	2,817
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	8,212
Series 2013 B1, 4.75% 11/15/20	6,660	6,526
Series 2013 B4, 3.5% 11/15/16	1,000	997
Series I, 6.75% 1/1/36	3,000	3,297
Massachusetts Gen. Oblig. Series 2007 C, 5.25% 8/1/24	9,000	9,972
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (f)	2,615	2,624
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,458
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/14 (AMBAC Insured) (e)	2,540	2,540
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	2,900	3,174
		44,617
Michigan - 2.4%
Detroit School District Series 2012 A, 5% 5/1/23	4,000	4,203
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,174
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,471
Series 2006, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,700	18,071
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,000	$ 10,805
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,386
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,709
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	4,944
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,115
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,791
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,246
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	2,500	2,631
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,651
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	5,950	4,926
5% 6/1/20	2,050	2,245
5% 6/1/27	3,000	2,988
5% 6/1/39	5,375	4,685
Series 2012, 5% 11/15/42	11,825	11,337
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	3,202
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	40	41
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	4,000	4,479
5% 12/1/26	1,115	1,177
Series 2012 A:
5% 6/1/23	2,395	2,673
5% 6/1/26	2,000	2,137
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,945
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	3,400	4,043
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev.:
Series 2010 A, 5% 12/1/18 (e)	$ 2,100	$ 2,351
Series 2011 A, 5% 12/1/19 (e)	3,805	4,240
		129,529
Minnesota - 0.9%
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	3,500	3,541
5% 5/1/20	1,000	1,033
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,003
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	4,082
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,356
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,398
Series 2009, 5.75% 7/1/39	20,700	21,679
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	4,316
5.25% 5/15/18	1,650	1,789
5.25% 5/15/23	2,000	2,102
		50,510
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,563
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000	1,085
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,358
		3,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	$ 3,900	$ 4,046
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.66% 12/1/17 (b)	7,900	7,514
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,281
6% 8/15/28	3,500	3,704
6.125% 8/15/31	2,250	2,373
Nebraska Pub. Pwr. District Rev. Series 2012 C:
5% 1/1/23	2,250	2,484
5% 1/1/24	1,000	1,098
		19,454
Nevada - 0.3%
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,680
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2011 C, 5% 6/1/24	5,415	6,023
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B, 0% 7/1/14 (FSA Insured)	3,000	2,977
		13,680
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	9,550
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,317
Series 2007 A, 5% 10/1/37	6,100	6,033
Series 2012:
4% 7/1/32	2,370	1,997
5% 7/1/24	1,000	1,039
5% 7/1/25	1,185	1,226
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 10/1/18	4,315	4,958
5% 2/1/19	2,000	2,292
5% 2/1/24	1,775	1,970
		33,382
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - 3.2%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2009 AA, 5.5% 12/15/29	$ 4,000	$ 4,297
Series 2012, 5% 6/15/21	4,600	4,967
Series 2013 NN, 5% 3/1/27	94,700	101,527
Series 2013:
5% 3/1/23	12,200	13,642
5% 3/1/24	17,000	18,813
5% 3/1/25	1,900	2,084
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	9,930	9,997
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	3,900	4,311
Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,816
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,650
		171,104
New Mexico - 0.1%
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,532
5% 12/1/18	2,000	2,296
		7,828
New York - 8.2%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,171
5.25% 11/15/17 (St.Peters Hosp. Insured)	1,500	1,696
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	14,600	15,481
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	13,000	13,008
New York City Gen. Oblig.:
Series 2003 A, 5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5	5
Series 2008 A1, 5.25% 8/15/27	9,940	11,060
Series 2008 D1, 5.125% 12/1/22	5,000	5,655
Series 2009 I1, 5.625% 4/1/29	3,600	4,061
Series 2012 A, 5% 8/1/24	7,400	8,195
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 G1, 5% 4/1/25	$ 13,700	$ 15,119
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	3,100	3,189
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,806
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,754
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	1,500	1,657
Series 2009 EE, 5.25% 6/15/40	11,600	12,101
Series 2009 FF 2, 5.5% 6/15/40	17,800	19,006
Series 2011 EE, 5.375% 6/15/43	42,080	44,384
Series 2012 EE, 5.25% 6/15/30	17,200	18,843
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,385
5.5% 7/15/38	1,600	1,710
5.625% 7/15/38	2,825	3,033
Series 2009 S3:
5.25% 1/15/34	21,000	22,680
5.25% 1/15/39	3,400	3,605
5.375% 1/15/34	2,750	2,986
Series 2009 S4:
5.5% 1/15/39	8,800	9,576
5.75% 1/15/39	4,100	4,518
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A:
5% 5/15/21	10,710	12,413
5% 5/15/22	4,300	4,949
Series 2012 A:
4% 5/15/21	3,500	3,799
5% 5/15/23	5,600	6,343
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,803
Series 2009 A, 5% 2/15/39	4,000	4,133
New York Dorm. Auth. Revs.:
(New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24	1,900	2,020
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 12,400	$ 12,795
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,716
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity)	615	631
Series 2010 A, 5% 7/1/26	4,000	4,210
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2009 B, 5% 11/15/34	11,800	12,223
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	26,700	27,354
Series 2010 D, 5.25% 11/15/40	6,600	6,752
Series 2012 D, 5% 11/15/25	25,900	28,137
Series 2012 F, 5% 11/15/24	12,400	13,578
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,829
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	3,002
5.25% 1/1/27	12,500	13,038
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,904
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	538
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	11,000	11,932
5% 6/1/21	4,600	4,972
		435,755
North Carolina - 0.8%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (e)	1,200	1,325
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	960	1,048
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	4,625	4,577
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	11,300	12,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Med. Care Cmnty. Health:
(Memorial Mission Hosp. Proj.) 5% 10/1/21	$ 5,690	$ 6,245
Series 2012 A, 5% 11/15/26	1,295	1,392
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	8,169
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,401
Series 2010 B, 5% 1/1/20	6,700	7,718
		44,971
North Dakota - 0.2%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,690
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,708
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,733
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,850
5.25% 7/1/15	1,300	1,350
		12,331
Ohio - 1.0%
American Muni. Pwr., Inc. Rev. (Freemont Energy Ctr. Proj.) Series 2012 B, 5% 2/15/42	2,500	2,502
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	4,400	4,711
5% 6/1/17	5,045	5,502
Cleveland Parking Facilities Rev.:
5.25% 9/15/18 (Escrowed to Maturity)	640	758
5.25% 9/15/18 (FSA Insured)	1,360	1,539
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,542
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	5,178
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	6,816
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	11,600	8,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	$ 2,000	$ 2,161
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,567
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/43	15,000	2,631
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	8,500	9,154
		52,663
Oklahoma - 0.6%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	2,987
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,150
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,326
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,654
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) 5% 2/15/42	9,640	9,496
Series 2012:
5% 2/15/21	2,200	2,501
5% 2/15/24	4,190	4,640
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,843
		33,597
Oregon - 0.4%
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,379
5.25% 6/1/24 (FSA Insured)	2,605	3,105
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,541
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	1,019
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	6,146
Port Morrow Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	5,138
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 2,084
5.5% 6/15/21 (FSA Insured)	1,060	1,254
		23,666
Pennsylvania - 2.0%
Allegheny County Arpt. Auth. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	3,000	3,226
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.):
Series 2009 A, 5.625% 8/15/39	6,225	6,537
Series B, 5% 6/15/16	1,365	1,508
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,405
5.5% 3/1/25 (FSA Insured)	1,400	1,455
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	7,800	7,932
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,600	2,931
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 7/1/21	5,300	5,947
5% 1/1/23	2,000	2,145
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,886
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/25	4,680	5,083
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,294
Series 2012 A, 5% 6/1/27	4,105	4,265
Series A, 6.125% 6/1/14 (AMBAC Insured)	2,700	2,758
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity)	875	959
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.):
Series 2009 A, 5.25% 8/15/21	2,900	3,236
Series A, 5% 8/15/16	3,600	3,854
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	12,931
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	$ 4,000	$ 4,008
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	1,095	1,099
Ninth Series, 5.25% 8/1/40	3,750	3,713
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	8,599
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,558
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,496
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,015
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,728
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/22	1,000	1,098
5% 6/1/23	2,500	2,715
		104,381
Puerto Rico - 0.4%
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	2,366
Puerto Rico Govt. Dev. Bank Series 2006 C, 5.25% 1/1/15 (e)	2,580	2,462
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	8,500	7,451
Series N:
5.5% 7/1/21	5,000	3,968
5.5% 7/1/22	3,250	2,515
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/44 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,080	365
Series 2009 A, 6% 8/1/42	3,400	2,547
		21,674
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.2%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. (Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (Pre-Refunded to 9/15/14 @ 100)	$ 3,400	$ 3,524
Series A:
5.25% 9/15/15 (Pre-Refunded to 9/15/14 @ 100)	1,725	1,785
5.25% 9/15/16 (Pre-Refunded to 9/15/14 @ 100)	1,815	1,878
5.25% 9/15/18 (Pre-Refunded to 9/15/14 @ 100)	1,005	1,040
		8,227
South Carolina - 1.2%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,408
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,656
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,228
5% 11/1/19	1,000	1,108
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18 (Pre-Refunded to 12/1/15 @ 100)	1,540	1,684
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity)	500	561
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	7,700	7,926
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,029
5% 4/1/24	4,000	4,028
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B, 5% 12/1/20	1,500	1,745
Series 2012 C:
5% 12/1/14	1,000	1,043
5% 12/1/14	2,000	2,086
Series 2013 E, 5% 12/1/48	3,500	3,432
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,253
5.25% 1/1/39	2,800	2,879
Series 2004 A, 5% 1/1/39	7,600	7,600
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,689
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 5,050
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,900	7,337
		64,742
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	991
5% 9/1/28	3,000	3,039
Series 2012 E, 5% 11/1/37	3,600	3,595
		7,625
Tennessee - 0.5%
Clarksville Natural Gas Acquisition Corp. Gas Rev. 5% 12/15/14	3,870	4,012
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,881
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,444
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (e)	5,820	6,276
5.75% 7/1/24 (e)	2,400	2,553
		25,166
Texas - 9.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	7,087
Argyle Independent School District 5.25% 8/15/40 (FSA Insured)	125	127
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,426
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	2,248
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	8,773
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,614
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (Pre-Refunded to 11/15/14 @ 100)	$ 1,780	$ 1,853
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,897
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,885
5.25% 2/15/42	5,000	5,325
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,877
5% 8/1/20 (AMBAC Insured)	1,780	1,960
Coppell Independent School District 0% 8/15/20	2,000	1,703
Corpus Christi Util. Sys. Rev.:
5% 7/15/21	4,500	5,148
5% 7/15/22	2,500	2,851
5% 7/15/24	2,255	2,495
5.25% 7/15/18 (FSA Insured)	3,305	3,737
5.25% 7/15/19 (FSA Insured)	4,000	4,496
Cypress-Fairbanks Independent School District Series A, 0% 2/15/16	9,700	9,574
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	21,000	22,167
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,345
Series A, 5% 11/1/42	14,800	14,577
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (e)	2,625	2,729
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (e)	4,325	4,463
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,086
DeSoto Independent School District 0% 8/15/20	3,335	2,822
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,459
Gainesville Independent School District:
5.25% 2/15/36	345	362
5.25% 2/15/36 (Pre-Refunded to 2/15/16 @ 100)	1,555	1,715
Grand Parkway Trans. Corp. Series 2013 B, 5.5% 4/1/53	4,400	4,196
Grand Prairie Independent School District 0% 2/15/16	3,775	3,726
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	14,050	13,762
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	25,440	25,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig.: - continued
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 1,998
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,851
Houston Arpt. Sys. Rev. Series 2011 A:
5% 7/1/23 (e)	3,000	3,186
5% 7/1/25 (e)	1,500	1,558
Houston Independent School District Series 2005 A, 0% 2/15/16	5,500	5,417
Humble Independent School District:
Series 2000, 0% 2/15/16	3,000	2,970
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,068
Judson Independent School District:
Series 2005 B, 5% 2/1/22 (Pre-Refunded to 2/1/14 @ 100)	1,555	1,560
5% 2/1/22 (FSA Insured)	695	697
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,922
Kermit Independent School District 5.25% 2/15/37	4,130	4,338
Kingsville Independent School District 5.25% 2/15/37	3,650	3,988
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	8,615	8,969
Lower Colorado River Auth. Rev.:
5% 5/15/31	20	20
5.25% 5/15/18	150	150
5.75% 5/15/37	540	555
5.75% 5/15/37 (Pre-Refunded to 5/15/15 @ 100)	130	140
Mansfield Independent School District 5.5% 2/15/18	40	40
Midway Independent School District Series 2000, 0% 8/15/19	3,600	3,210
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Pre-Refunded to 8/15/14 @ 100)	2,275	2,346
5.5% 8/15/25	500	513
5.5% 8/15/25 (Pre-Refunded to 8/15/14 @ 100)	1,175	1,213
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,881
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,000	$ 4,167
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (b)	4,000	4,375
Series 2008 A:
6% 1/1/23	4,800	5,374
6% 1/1/24	2,000	2,230
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	7,563
Series 2009 A, 6.25% 1/1/39	10,200	11,214
Series 2011 A:
5.5% 9/1/41	3,950	4,193
6% 9/1/41	6,200	6,804
Series 2011 D, 5% 9/1/28	13,000	14,045
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,236
5.375% 8/15/37	15,255	16,331
Rockdale Independent School District:
Series 2007 A, 5.25% 2/15/37 (Pre-Refunded to 2/15/16 @ 100)	1,395	1,538
5.25% 2/15/37	3,705	3,871
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (e)	2,510	2,665
5% 7/1/17 (FSA Insured) (e)	2,765	3,091
5% 7/1/17 (FSA Insured) (e)	2,385	2,662
5.25% 7/1/19 (FSA Insured) (e)	2,635	2,894
5.25% 7/1/20 (FSA Insured) (e)	3,215	3,494
5.25% 7/1/20 (FSA Insured) (e)	2,775	3,015
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	2,590	2,863
Series 2012, 5.25% 2/1/25	4,200	4,912
San Antonio Wtr. Sys. Rev. Series 2012, 5% 5/15/25	10,000	11,264
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,920	2,010
Snyder Independent School District:
5.25% 2/15/21 (Pre-Refunded to 2/15/15 @ 100)	1,035	1,093
5.25% 2/15/22 (Pre-Refunded to 2/15/15 @ 100)	1,090	1,151
5.25% 2/15/30 (Pre-Refunded to 2/15/15 @ 100)	1,800	1,901
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	2,000	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	$ 6,900	$ 7,722
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,884
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,488
(Scott & White Healthcare Proj.) Series 2013 A:
4% 8/15/43	2,900	2,330
5% 8/15/43	4,000	3,839
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	8,380	8,536
Series 2006 A, 5% 4/1/29	2,820	3,043
Series 2006, 5% 4/1/27	5,600	5,957
Series 2008, 5% 4/1/25	4,300	4,791
5.75% 8/1/26	890	893
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	18,173
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	5,200	5,621
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	11,200	12,001
Series 2013, 6.75% 6/30/43 (e)	12,600	13,143
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990, 0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,901
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	3,200	3,208
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	2,320	2,586
5% 4/1/25	3,400	3,773
5% 4/1/26	4,300	4,761
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,259
Univ. of Texas Board of Regents Sys. Rev. Series 2007 F, 4.75% 8/15/27	5,600	6,072
Waller Independent School District 5.5% 2/15/37	4,920	5,292
Weatherford Independent School District 0% 2/15/33	6,985	2,869
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Wylie Independent School District:
0% 8/15/20	$ 20	$ 15
0% 8/15/20 (Pre-Refunded to 8/15/15 @ 76.388)	1,770	1,342
		498,115
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity)	8,210	8,238
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity)	605	644
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/22	3,180	3,533
Utah State Board of Regents Rev. Series 2011 B:
5% 8/1/24	2,670	2,910
5% 8/1/25	2,175	2,356
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,550
		27,231
Virginia - 0.2%
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (e)	6,000	5,382
5% 1/1/40 (e)	4,200	3,671
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	3,700	3,739
		12,792
Washington - 3.3%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,866
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (b)(e)	2,430	2,561
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,806
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	1,590	1,647
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B: - continued
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	$ 1,760	$ 1,806
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (e)	2,055	2,097
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,786
5.25% 12/1/36 (FSA Insured)	9,180	9,545
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	22,700	24,620
Series 2009, 5.25% 1/1/42	2,600	2,741
Series 2010, 5% 1/1/50	6,500	6,582
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,334
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (e)	1,340	1,474
5% 6/1/22 (e)	1,000	1,093
5% 6/1/24 (e)	1,000	1,079
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Pre-Refunded to 12/1/15 @ 100)	1,875	2,044
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	5,600	6,108
5% 12/1/27	2,625	2,799
Tobacco Settlement Auth. Rev. Series 2013, 5% 6/1/21	6,250	7,008
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,291
Series B, 5% 7/1/28 (Pre-Refunded to 7/1/15 @ 100)	395	423
Series R 97A:
0% 7/1/17 (Escrowed to Maturity)	7,045	6,807
0% 7/1/19 (Escrowed to Maturity)	9,100	8,203
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,537
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	10,443
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,263
5.25% 8/15/20	2,000	2,167
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Providence Health Systems Proj.):
Series 2006 D, 5.25% 10/1/33	$ 1,500	$ 1,587
Series 2012 A:
5% 10/1/25	5,130	5,640
5% 10/1/26	13,395	14,621
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,920
5.7% 7/1/38	11,300	11,465
7% 7/1/39	3,000	3,250
		174,613
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	729
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,706
		3,435
Wisconsin - 0.7%
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,417
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	2,375	2,447
5.75% 7/1/30	2,655	2,841
Series 2013 B:
5% 7/1/27	1,205	1,259
5% 7/1/36	5,000	4,960
(Children's Hosp. of Wisconsin Proj.):
Series 2008 B, 5.375% 8/15/37	8,045	8,253
5.25% 8/15/22	2,000	2,191
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	3,263
Series 2012:
4% 10/1/23	2,500	2,591
5% 6/1/39	1,075	1,022
Series 2013:
5% 8/15/24	2,810	3,021
5% 8/15/26	3,100	3,272
		36,537
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 8,600	$ 9,220
TOTAL MUNICIPAL BONDS (Cost $5,106,029)		5,192,933
Municipal Notes - 0.2%

Kentucky - 0.2%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $9,429)	8,600	9,489
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 97.5% (Cost $5,115,558)		5,202,522
NET OTHER ASSETS (LIABILITIES) - 2.5%		134,758
NET ASSETS - 100%		$ 5,337,280
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,624,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,465
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 0*

* Amount represents one hundred and one dollars.

Other Information

The following is a summary of the inputs used, as of December 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,202,422	$ -	$ 5,202,422	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,202,522	$ 100	$ 5,202,422	$ -
Other Information - continued
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.3%
Health Care	21.7%
Transportation	10.8%
Special Tax	7.9%
Water & Sewer	7.3%
Electric Utilities	6.6%
Others* (Individually Less Than 5%)	10.4%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,115,458)	$ 5,202,422
Fidelity Central Funds (cost $100)	100
Total Investments (cost $5,115,558)		$ 5,202,522
Cash		79,239
Receivable for fund shares sold		2,324
Interest receivable		69,541
Prepaid expenses		11
Other receivables		4
Total assets		5,353,641

Liabilities
Payable for fund shares redeemed	$ 8,004
Distributions payable	5,834
Accrued management fee	1,615
Other affiliated payables	840
Other payables and accrued expenses	68
Total liabilities		16,361

Net Assets		$ 5,337,280
Net Assets consist of:
Paid in capital		$ 5,249,700
Undistributed net investment income		1,438
Accumulated undistributed net realized gain (loss) on investments		(822)
Net unrealized appreciation (depreciation) on investments		86,964
Net Assets, for 421,013 shares outstanding		$ 5,337,280
Net Asset Value, offering price and redemption price per share ($5,337,280 ÷ 421,013 shares)		$ 12.68

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Interest		$ 249,983
Income from Fidelity Central Funds		-
Total income		249,983

Expenses
Management fee	$ 22,127
Transfer agent fees	4,820
Accounting fees and expenses	704
Custodian fees and expenses	74
Independent trustees' compensation	24
Registration fees	105
Audit	72
Legal	16
Miscellaneous	57
Total expenses before reductions	27,999
Expense reductions	(28)	27,971
Net investment income (loss)		222,012
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		21,387
Change in net unrealized appreciation (depreciation) on investment securities		(445,997)
Net gain (loss)		(424,610)
Net increase (decrease) in net assets resulting from operations		$ (202,598)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 222,012	$ 233,446
Net realized gain (loss)	21,387	3,819
Change in net unrealized appreciation (depreciation)	(445,997)	247,297
Net increase (decrease) in net assets resulting from operations	(202,598)	484,562
Distributions to shareholders from net investment income	(221,457)	(231,561)
Distributions to shareholders from net realized gain	(7,586)	(300)
Total distributions	(229,043)	(231,861)
Share transactions Proceeds from sales of shares	915,968	1,423,313
Reinvestment of distributions	142,730	139,259
Cost of shares redeemed	(2,081,807)	(939,923)
Net increase (decrease) in net assets resulting from share transactions	(1,023,109)	622,649
Redemption fees	55	53
Total increase (decrease) in net assets	(1,454,695)	875,403

Net Assets
Beginning of period	6,791,975	5,916,572
End of period (including undistributed net investment income of $1,438 and undistributed net investment income of $1,075, respectively)	$ 5,337,280	$ 6,791,975
Other Information Shares
Sold	69,839	106,259
Issued in reinvestment of distributions	10,939	10,356
Redeemed	(160,384)	(70,017)
Net increase (decrease)	(79,606)	46,598

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 13.57	$ 13.03	$ 12.27	$ 12.46	$ 11.49
Income from Investment Operations
Net investment income (loss) B	.479	.483	.513	.516	.517
Net realized and unrealized gain (loss)	(.873)	.537	.764	(.189)	.970
Total from investment operations	(.394)	1.020	1.277	.327	1.487
Distributions from net investment income	(.478)	(.479)	(.515)	(.516)	(.517)
Distributions from net realized gain	(.018)	(.001)	(.002)	(.001)	- F
Total distributions	(.496)	(.480)	(.517)	(.517)	(.517)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 12.68	$ 13.57	$ 13.03	$ 12.27	$ 12.46
Total Return A	(2.94)%	7.92%	10.64%	2.58%	13.14%
Ratios to Average Net Assets C, E
Expenses before reductions	.46%	.46%	.46%	.46%	.48%
Expenses net of fee waivers, if any	.46%	.46%	.46%	.46%	.48%
Expenses net of all reductions	.46%	.46%	.46%	.46%	.48%
Net investment income (loss)	3.65%	3.60%	4.08%	4.08%	4.25%
Supplemental Data
Net assets, end of period (in millions)	$ 5,337	$ 6,792	$ 5,917	$ 5,655	$ 5,641
Portfolio turnover rate D	10%	10%	11%	10%	10%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Municipal Income Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management &

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of December 31, 2013, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to futures contracts and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 201,191
Gross unrealized depreciation	(113,352)
Net unrealized appreciation (depreciation) on securities and other investments	$ 87,839

Tax Cost	$ 5,114,683

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 572
Net unrealized appreciation (depreciation)	$ 87,839

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 221,457	$ 231,561
Ordinary Income	-	300
Long-term Capital Gains	7,586	-
Total	$ 229,043	$ 231,861

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $592,219 and $1,662,496, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .08% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Annual Report

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $28.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Municipal Income Fund (a fund of Fidelity Municipal Trust) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 11, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $12,661,608, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 2.98% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Municipal Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2012.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone(FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

HIY-UANN-0214
1.787741.110

Fidelity®

Michigan Municipal
Income Fund

and

Fidelity

Michigan Municipal Money Market Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Michigan Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Michigan Municipal Money Market Fund
Investment Changes/ Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Michigan Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Michigan Municipal Income Fund	-2.75%	4.75%	3.83%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Michigan Municipal Income Fund on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Jamie Pagliocco, Portfolio Manager of Fidelity® Michigan Municipal Income Fund: For the year, the fund returned -2.75%, while the Barclays® Michigan Enhanced Municipal Bond Index returned -2.35%. On the plus side, the fund was helped by its overweighting relative to the index in premium-coupon callable bonds. Premium means the bonds carried a coupon rate that was higher than prevailing market rates. Callable means the securities could be redeemed by their issuers before maturity. As interest rates rose during the period, higher coupon bonds held more appeal and reduced issuers' financial incentive to redeem callable securities. Together, these factors provided a bit of cushion for premium callable bonds: they tended to depreciate less in price than comparable non-callable bonds with lower coupons, in which the fund was underweighted. In contrast, the fund's holdings in Puerto Rico bonds, which are free from federal and state income taxes nationwide, detracted from performance versus the Barclays index. They substantially lagged both the Michigan and broader municipal markets, suffering steep declines amid growing concern about the financial challenges facing the commonwealth.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Michigan Municipal Income Fund	.48%
Actual		$ 1,000.00	$ 996.70	$ 2.42
Hypothetical A		$ 1,000.00	$ 1,022.79	$ 2.45
Fidelity Michigan Municipal Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
Hypothetical A		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Michigan Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	38.8	40.0
Health Care	23.0	22.1
Water & Sewer	17.6	15.8
Education	6.1	6.7
Transportation	5.0	3.9
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	6.9	6.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	7.0	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 1.5%	AAA 4.5%
AA,A 82.8%	AA,A 83.7%
BBB 12.6%	BBB 6.6%
BB and Below 1.6%	BB and Below 3.7%
Not Rated 0.5%	Not Rated 0.6%
Short-Term Investments and Net Other Assets 1.0%	Short-Term Investments and Net Other Assets 0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Michigan Municipal Income Fund

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value
Guam - 1.0%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,086,058
Series 2006 A, 5% 10/1/23	1,000,000	1,002,710
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/16 (b)	950,000	1,004,901
6.25% 10/1/34 (b)	1,000,000	1,007,850
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/23 (FSA Insured)	1,175,000	1,280,750
		5,382,269
Michigan - 97.1%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,693,897
Allegan Pub. School District Series 2008, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,692,826
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,469,700
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,502,035
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity)	1,825,000	2,192,336
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,663,487
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,054,800
5% 5/1/17 (FSA Insured)	2,065,000	2,166,061
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,705,390
5% 6/1/25 (AMBAC Insured)	1,775,000	1,821,665
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,758,114
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	1,014,669
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,824,180
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,905,396
Clarkston Cmnty. Schools Series 2008, 5% 5/1/16 (FSA Insured)	1,855,000	2,027,534
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,054,800
Detroit City School District Series 2005 A, 5.25% 5/1/30 (FSA Insured)	5,000,000	5,121,150
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit School District Series 2012 A, 5% 5/1/24	$ 5,000,000	$ 5,140,250
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,097,245
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,758,725
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,767,544
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	491,965
Series 2006:
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,085,000	1,086,378
5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,800,000	6,809,244
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	6,605,428
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	6,465,849
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,501,950
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,915,850
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,014,160
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,026,920
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,005,489
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,768,668
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	2,818,206
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,563,850
Series 2011 A, 5.75% 7/1/37	4,950,000	4,831,646
Detroit/Wayne Co. Stadium Auth. Series 2012:
5% 10/1/21 (FSA Insured)	1,000,000	1,055,070
5% 10/1/22 (FSA Insured)	1,000,000	1,046,790
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,737,783
Dexter Cmnty. Schools (School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,141,710
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	$ 1,225,000	$ 1,265,952
5% 5/1/28 (FSA Insured)	1,250,000	1,288,113
5% 5/1/29 (FSA Insured)	1,275,000	1,310,432
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,445,777
5% 5/1/17 (FSA Insured)	1,985,000	2,012,413
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,639,748
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,725,135
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,295,587
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,360,894
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr. Proj.) Series 2013 A:
5% 7/1/23	1,580,000	1,521,066
5.25% 7/1/39	1,000,000	843,170
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,116,148
5% 5/1/17 (FSA Insured)	1,615,000	1,702,840
Garden City School District:
Series 2005, 5% 5/1/17 (FSA Insured)	1,390,000	1,458,027
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,290,206
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,419,471
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,572,740
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,291,033
5% 5/1/17 (FSA Insured)	1,230,000	1,290,196
Grand Blanc Cmnty. Schools Series 2013, 4% 5/1/24	4,925,000	5,012,173
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,256,157
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,382,979
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,621,525
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,474,312
5% 5/1/19 (FSA Insured)	1,315,000	1,484,727
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Grand Rapids San. Swr. Sys. Rev.:
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,078,630
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,111,320
Series 2008, 5% 1/1/38	3,320,000	3,448,617
Series 2012, 5% 1/1/37	1,250,000	1,307,050
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,180,600
Grand Traverse County Hosp. Series 2011 A, 5.375% 7/1/35	2,000,000	2,038,840
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	541,735
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	5,058,800
Series 2009, 5.625% 12/1/29	2,400,000	2,563,464
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,040,558
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	2,032,505
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	500,000	524,670
5.25% 5/1/21 (FSA Insured)	2,000,000	2,216,400
5.25% 5/1/24 (FSA Insured)	2,100,000	2,270,835
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,160,280
Hudsonville Pub. Schools:
Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,056,450
4% 5/1/24	1,220,000	1,263,225
4% 5/1/25	500,000	513,710
5% 5/1/20	1,000,000	1,148,600
5% 5/1/22	600,000	681,666
5.25% 5/1/41	1,750,000	1,794,783
Ingham, Eaton and Clinton Counties Lansing School District 5% 5/1/22	1,730,000	1,965,470
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,237,603
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.) Series 2003 B, 5.25% 5/15/14 (FSA Insured)	1,200,000	1,219,272
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,454,756
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Kalamazoo Pub. Schools Series 2006: - continued
5.25% 5/1/16 (FSA Insured)	$ 1,500,000	$ 1,652,145
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2005 A:
6% 7/1/35	1,175,000	1,190,616
6.25% 7/1/40	165,000	165,855
(Spectrum Health Sys. Proj.) Series 2011 A, 5.5% 11/15/25	5,000,000	5,652,300
Kentwood Pub. Schools Series 2012:
4% 5/1/21	1,000,000	1,065,990
4% 5/1/22	1,000,000	1,055,800
L'Anse Creuse Pub. Schools:
Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,398,438
Series 2012:
5% 5/1/22	1,500,000	1,682,340
5% 5/1/23	1,500,000	1,675,065
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	5,000,000	5,262,850
Lansing Cmnty. College:
5% 5/1/23	1,135,000	1,271,813
5% 5/1/25	1,540,000	1,686,901
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,515,281
5% 5/1/20 (FSA Insured)	1,425,000	1,573,300
5% 5/1/22 (FSA Insured)	1,395,000	1,499,765
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	3,030,000	3,259,310
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,425,900
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,169,480
Series IA:
5.375% 10/15/41	3,000,000	3,075,390
5.5% 10/15/45	10,000,000	10,272,600
Michigan Fin. Auth. Rev.:
(Holland Cmnty. Hosp. Proj.) Series 2013 A:
5% 1/1/33	1,250,000	1,248,475
5% 1/1/40	3,000,000	2,873,790
(Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,160,302
Series 2012 A:
4.125% 6/1/32	3,000,000	2,483,580
5% 6/1/39	12,290,000	10,711,577
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 2012 B, 5% 7/1/22	$ 2,600,000	$ 2,831,244
Series 2012:
5% 11/15/24	660,000	714,424
5% 11/15/25	1,000,000	1,073,930
5% 11/1/26	5,000,000	5,165,300
5% 11/15/26	800,000	849,936
5% 11/15/36	6,200,000	6,018,774
5% 11/1/42	2,000,000	1,833,360
5% 11/15/42	4,500,000	4,314,105
Series 2013:
5% 8/15/30	4,105,000	4,151,633
5% 8/15/31	2,310,000	2,315,128
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,487,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/14	1,000,000	1,034,090
5% 11/15/17	1,000,000	1,087,280
Series 2009, 5.25% 11/15/24	3,000,000	3,190,740
(McLaren Health Care Corp. Proj.):
Series 2008 A, 5.75% 5/15/38	6,890,000	7,353,284
Series 2012 A:
5% 6/1/24	2,765,000	3,028,753
5% 6/1/25	2,895,000	3,140,641
(MidMichigan Obligated Group Proj.) Series 2009 A, 6.125% 6/1/39	3,740,000	3,975,022
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,110,630
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity)	55,000	56,729
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	596,621
5% 11/15/18	1,725,000	1,895,292
5% 11/15/19	1,000,000	1,082,560
5% 11/15/20	2,000,000	2,140,120
5% 11/15/31	5,000,000	5,013,600
(Trinity Health Sys. Proj.):
Series 2008 A, 6.5% 12/1/33	5,000,000	5,598,500
5% 12/1/26	3,725,000	3,933,712
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	$ 1,155,000	$ 1,147,504
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,529,748
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,604,405
Series 2005, 5% 10/1/23	385,000	421,460
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,933,970
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Cadillac Place Office Bldg. Proj.) Series 2011, 5.25% 10/15/26	3,585,000	3,812,683
(Detroit Edison Co. Proj.) Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	10,368,840
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Escrowed to Maturity)	1,875,000	2,182,238
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	3,000,000	3,390,720
Series 2011, 5% 11/15/36	2,000,000	2,058,840
Monroe County Hosp. Fin. Auth. Series 2006, 5.375% 6/1/26	3,200,000	3,219,488
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	457,624
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	531,920
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,778,179
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,387,085
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,165,733
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,614,228
5% 5/1/16 (FSA Insured)	1,475,000	1,555,830
5% 5/1/17 (FSA Insured)	3,675,000	3,796,753
Oakland Univ. Rev.:
Series 2012:
5% 3/1/24	1,170,000	1,280,460
5% 3/1/25	1,225,000	1,325,389
5% 3/1/26	1,290,000	1,383,564
5% 3/1/37	4,000,000	4,031,720
Series 2013 A:
5% 3/1/25	995,000	1,084,918
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Oakland Univ. Rev.: - continued
Series 2013 A:
5% 3/1/26	$ 1,620,000	$ 1,749,503
5% 3/1/27	815,000	870,469
5% 3/1/38	2,900,000	2,923,113
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,077,438
5.25% 5/1/27 (FSA Insured)	1,135,000	1,190,808
Petoskey Pub. School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,241,329
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.) Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	1,885,000	1,995,989
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,037,310
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,090,265
5% 5/1/16 (FSA Insured)	1,025,000	1,081,877
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,542,050
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,714,133
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,149,264
5% 5/1/38 (FSA Insured)	1,000,000	1,017,430
Riverview Cmnty. School District Series 2004:
5% 5/1/14	630,000	639,519
5% 5/1/15	955,000	967,644
5% 5/1/17	1,000,000	1,012,140
5% 5/1/18	1,000,000	1,011,240
Rochester Cmnty. School District:
4% 5/1/19	1,375,000	1,511,098
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,695,114
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	4,194,341
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V:
8% 9/1/29	1,915,000	2,288,272
8.25% 9/1/39	3,425,000	4,072,359
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,972,200
Saint Clair County Gen. Oblig. 5% 4/1/26	1,495,000	1,589,305
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	$ 1,025,000	$ 1,149,179
South Haven Gen. Oblig. Series 2009, 5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,055,430
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,188,506
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,792,569
5% 5/1/16 (FSA Insured)	1,750,000	1,917,440
Troy School District Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,130
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,095,680
Utica Cmnty. Schools Series 2007, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,060,850
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,002,440
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A:
5% 12/1/24	2,875,000	2,990,058
5% 12/1/25	5,120,000	5,321,114
Series 2011 A, 5% 12/1/21 (b)	5,000,000	5,399,000
Series 2012 A:
5% 12/1/22	2,220,000	2,354,088
5% 12/1/23	2,300,000	2,421,440
West Ottawa Pub. School District Series 2012 A:
5% 5/1/25	4,310,000	4,695,400
5% 5/1/26	2,000,000	2,142,900
Western Michigan Univ. Rev. Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,819,405
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2012, 5% 1/1/23	1,000,000	1,107,480
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,050,710
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	1,968,038
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,143,640
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,152,664
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	178,898
		513,096,659
Puerto Rico - 0.4%
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	1,753,260
Virgin Islands - 0.5%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,504,155
Series 2009 B, 5% 10/1/25	1,200,000	1,233,012
		2,737,167
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $520,749,742)	522,969,355
NET OTHER ASSETS (LIABILITIES) - 1.0%	5,319,796
NET ASSETS - 100%	$ 528,289,151
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	38.8%
Health Care	23.0%
Water & Sewer	17.6%
Education	6.1%
Transportation	5.0%
Others* (Individually Less Than 5%)	9.5%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $520,749,742)		$ 522,969,355
Cash		1,390,489
Receivable for fund shares sold		170,994
Interest receivable		6,184,688
Prepaid expenses		1,234
Other receivables		235
Total assets		530,716,995

Liabilities
Payable for fund shares redeemed	$ 1,499,772
Distributions payable	625,310
Accrued management fee	161,658
Other affiliated payables	97,720
Other payables and accrued expenses	43,384
Total liabilities		2,427,844

Net Assets		$ 528,289,151
Net Assets consist of:
Paid in capital		$ 525,399,895
Undistributed net investment income		161,981
Accumulated undistributed net realized gain (loss) on investments		507,662
Net unrealized appreciation (depreciation) on investments		2,219,613
Net Assets, for 45,170,326 shares outstanding		$ 528,289,151
Net Asset Value, offering price and redemption price per share ($528,289,151 ÷ 45,170,326 shares)		$ 11.70

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Income Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Interest		$ 25,704,113

Expenses
Management fee	$ 2,294,889
Transfer agent fees	516,294
Accounting fees and expenses	150,077
Custodian fees and expenses	7,683
Independent trustees' compensation	2,470
Registration fees	18,924
Audit	48,766
Legal	5,501
Miscellaneous	5,814
Total expenses before reductions	3,050,418
Expense reductions	(6,545)	3,043,873
Net investment income (loss)		22,660,240
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,599,552
Change in net unrealized appreciation (depreciation) on investment securities		(46,628,546)
Net gain (loss)		(43,028,994)
Net increase (decrease) in net assets resulting from operations		$ (20,368,754)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,660,240	$ 23,737,281
Net realized gain (loss)	3,599,552	709,792
Change in net unrealized appreciation (depreciation)	(46,628,546)	14,987,681
Net increase (decrease) in net assets resulting from operations	(20,368,754)	39,434,754
Distributions to shareholders from net investment income	(22,640,771)	(23,650,013)
Distributions to shareholders from net realized gain	(2,990,760)	(220,908)
Total distributions	(25,631,531)	(23,870,921)
Share transactions Proceeds from sales of shares	83,580,460	114,227,329
Reinvestment of distributions	16,076,286	14,619,749
Cost of shares redeemed	(219,065,996)	(72,723,778)
Net increase (decrease) in net assets resulting from share transactions	(119,409,250)	56,123,300
Redemption fees	16,984	328
Total increase (decrease) in net assets	(165,392,551)	71,687,461

Net Assets
Beginning of period	693,681,702	621,994,241
End of period (including undistributed net investment income of $161,981 and undistributed net investment income of $141,530, respectively)	$ 528,289,151	$ 693,681,702
Other Information Shares
Sold	6,787,792	9,150,950
Issued in reinvestment of distributions	1,331,508	1,169,914
Redeemed	(18,255,790)	(5,820,774)
Net increase (decrease)	(10,136,490)	4,500,090

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 12.54	$ 12.24	$ 11.66	$ 11.85	$ 11.29
Income from Investment Operations
Net investment income (loss) B	.437	.445	.463	.462	.460
Net realized and unrealized gain (loss)	(.777)	.303	.586	(.184)	.575
Total from investment operations	(.340)	.748	1.049	.278	1.035
Distributions from net investment income	(.436)	(.444)	(.462)	(.461)	(.460)
Distributions from net realized gain	(.064)	(.004)	(.007)	(.007)	(.015)
Total distributions	(.500)	(.448)	(.469)	(.468)	(.475)
Redemption fees added to paid in capital B,D	-	-	-	-	-
Net asset value, end of period	$ 11.70	$ 12.54	$ 12.24	$ 11.66	$ 11.85
Total Return A	(2.75)%	6.19%	9.20%	2.32%	9.30%
Ratios to Average Net Assets C
Expenses before reductions	.48%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.48%	.49%	.49%	.49%	.50%
Expenses net of all reductions	.48%	.48%	.49%	.49%	.50%
Net investment income (loss)	3.59%	3.57%	3.90%	3.86%	3.94%
Supplemental Data
Net assets, end of period (000 omitted)	$ 528,289	$ 693,682	$ 621,994	$ 626,752	$ 645,195
Portfolio turnover rate	8%	10%	9%	7%	6%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/13	% of fund's investments 6/30/13	% of fund's investments 12/31/12
1 - 7	74.1	74.7	80.1
8 - 30	4.3	7.9	5.5
31 - 60	11.8	2.7	2.6
61 - 90	0.9	1.6	0.0
91 - 180	1.4	6.2	3.8
> 180	7.5	6.9	8.0
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/13	6/30/13	12/31/12
Fidelity Michigan Municipal Money Market Fund	27 Days	34 Days	29 Days
All Tax-Free Money Market Funds Average*	36 Days	34 Days	34 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

* Source: iMoneyNet, Inc.

Weighted Average Life
	12/31/13	6/30/13	12/31/12
Fidelity Michigan Municipal Money Market Fund	27 Days	35 Days	29 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
Variable Rate Demand Notes (VRDNs) 55.8%	Variable Rate Demand Notes (VRDNs) 59.4%
Other Municipal Debt 27.1%	Other Municipal Debt 29.7%
Investment Companies 15.0%	Investment Companies 11.1%
Net Other Assets (Liabilities) 2.1%	Net Other Assets (Liabilities)** (0.2)%

Current and Historical Seven-Day Yields

	12/31/13	9/30/13	6/30/13	3/31/13	12/31/12
Fidelity Michigan Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and its possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for period ending December 31, 2013, the most recent period shown in the table, would have been -0.41%.

** Net Other Assets (Liabilities) are not included in the pie chart.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Investments December 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 55.8%
	Principal Amount	Value
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 1/7/14, VRDN (a)(d)	$ 600,000	$ 600,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.6% 1/2/14, VRDN (a)(d)	2,300,000	2,300,000
Series 1988, 0.6% 1/2/14, VRDN (a)(d)	500,000	500,000
Series 1994, 0.6% 1/2/14, VRDN (a)(d)	1,900,000	1,900,000
Series 1999 A, 0.23% 1/7/14, VRDN (a)	400,000	400,000
		5,100,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.35% 1/7/14, VRDN (a)	300,000	300,000
Michigan - 48.9%
Central Michigan Univ. Rev. Series 2008 A, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	13,215,000	13,215,000
Grand Traverse County Hosp. Series 2011 B, 0.07% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	19,825,000	19,825,000
Grand Valley Michigan State Univ. Rev. Series 2008 B, 0.04% 1/7/14, LOC U.S. Bank NA, Cincinnati, VRDN (a)	27,940,000	27,940,000
Huron Co. Econ. Dev. Corp. Ltd. Oblig. Rev. (Scheurer Hosp. Proj.) Series 2001, 0.31% 1/7/14, LOC RBS Citizens NA, VRDN (a)	730,000	730,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Metropolitan Hosp. Proj.) Series 2012, 0.05% 1/7/14, LOC Bank of America NA, VRDN (a)	14,675,000	14,675,000
(Spectrum Health Sys. Proj.) Series 2008 B3, 0.05% 1/7/14 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	15,945,000	15,945,000
Livonia Econ. Dev. Corp. (Madonna Univ. Proj.) Series 2009, 0.07% 1/7/14, LOC Fed. Home Ln. Bank Chicago, VRDN (a)	8,645,000	8,645,000
Michigan Bldg. Auth. Rev.:
Series 2007 I, 0.04% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	3,400,000	3,400,000
Series 2011 IIB, 0.04% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	34,390,000	34,390,000
Michigan Fin. Auth. Rev.:
Participating VRDN Series Putters 4286, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000,000	4,000,000
Series 2012 C, 0.05% 1/7/14, LOC Citibank NA, VRDN (a)	33,615,000	33,615,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev.: - continued
Series 22 A, 0.06% 1/7/14, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	$ 29,700,000	$ 29,700,000
Michigan Higher Ed. Rev.:
(Thomas M. Cooley Law School Proj.) Series 2008 A, 0.05% 1/7/14, LOC Wells Fargo Bank NA, VRDN (a)	11,675,000	11,675,000
(Univ. of Detroit Mercy Proj.) Series 2007, 0.08% 1/2/14, LOC JPMorgan Chase Bank, VRDN (a)	16,615,000	16,615,000
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.06% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	23,885,000	23,885,000
(McLaren Health Care Corp. Proj.) Series 2008 B3, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(Trinity Health Sys. Proj.) Series 2005 F, 0.04% 1/7/14, VRDN (a)	28,780,000	28,780,000
Michigan Hsg. Dev. Auth. Ltd.:
(Sand Creek Apts., Phase I Proj.) Series 2007 A, 0.08% 1/7/14, LOC Citibank NA, VRDN (a)(d)	3,670,000	3,670,000
(Sand Creek II Apts. Proj.) Series 2007 A, 0.08% 1/7/14, LOC Citibank NA, VRDN (a)(d)	5,455,000	5,455,000
(Teal Run I Apts. Proj.) Series 2007 A, 0.08% 1/7/14, LOC Citibank NA, VRDN (a)(d)	6,305,000	6,305,000
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Canton Club East Apts. Proj.) Series 1998 A, 0.06% 1/7/14, LOC Fannie Mae, VRDN (a)(d)	6,500,000	6,500,000
(Hunt Club Apts. Proj.) 0.07% 1/7/14, LOC Fannie Mae, VRDN (a)(d)	6,495,000	6,495,000
Michigan Hsg. Dev. Ltd. Oblig. Rev. (JAS Non-Profit Hsg. Corp. VI Proj.) Series 2000, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Michigan State Univ. Revs. Series 2000 A, 0.04% 1/7/14 (Liquidity Facility Northern Trust Co.), VRDN (a)	2,100,000	2,100,000
Michigan Strategic Fund Indl. Dev. Rev. (Lapeer Industries, Inc. Proj.) Series 2007, 0.18% 1/7/14, LOC Bank of America NA, VRDN (a)(d)	1,070,000	1,070,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.04% 1/2/14, VRDN (a)	37,650,000	37,650,000
(BC & C Proj.) 0.16% 1/7/14, LOC Comerica Bank, VRDN (a)(d)	320,000	320,000
(Consumers Energy Co. Proj.):
0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	8,500,000	8,500,000
0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	1,900,000	1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.: - continued
(Greenpath, Inc. Proj.) Series 2011, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (a)	$ 5,505,000	$ 5,505,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.05% 1/2/14, LOC Comerica Bank, VRDN (a)	10,550,000	10,550,000
(The Kroger Co. Recovery Zone Facilities Bond Proj.) Series 2010, 0.06% 1/7/14, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	19,000,000	19,000,000
(The YMCA of Greater Grand Rapids Proj.) Series 2010, 0.07% 1/7/14, LOC Comerica Bank, VRDN (a)	9,785,000	9,785,000
(YMCA Metropolitan Detroit Proj.) Series 2001, 0.07% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)	2,000,000	2,000,000
(YMCA Metropolitan Lansing Proj.) Series 2002, 0.16% 1/7/14, LOC Bank of America NA, VRDN (a)	8,325,000	8,325,000
Oakland County Econ. Dev. Corp. Ltd. Oblig. Rev. (Osmic, Inc. Proj.) Series 2001 A, 0.1% 1/7/14, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,800,000	3,800,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	13,700,000	13,700,000
Univ. of Michigan Rev.:
Series 2012 A, 0.03% 1/7/14, VRDN (a)	3,030,000	3,030,000
Series 2012 D1, 0.01% 1/2/14, VRDN (a)	21,525,000	21,525,000
Series 2012 D2, 0.04% 1/7/14, VRDN (a)	54,775,000	54,775,000
		526,995,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.37% 1/7/14, VRDN (a)(d)	600,000	600,000
Nevada - 0.1%
Clark County Arpt. Rev.:
Series 2008 C2, 0.2% 1/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	700,000	700,000
Series 2008 C3, 0.23% 1/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (a)(d)	300,000	300,000
		1,000,000
New Jersey - 0.2%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.24% 1/7/14, VRDN (a)	1,400,000	1,400,000
Series 2012 A, 0.26% 1/7/14, VRDN (a)(d)	500,000	500,000
		1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - 0.2%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 1/7/14, LOC KeyBank NA, VRDN (a)	$ 100,000	$ 100,000
New York City Gen. Oblig. Series 2008 J11, 0.05% 1/7/14 (Liquidity Facility KBC Bank NV), VRDN (a)	1,000,000	1,000,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Beekman Tower Proj.) Series 2008 A, 0.28% 1/7/14, LOC RBS Citizens NA, VRDN (a)	1,500,000	1,500,000
		2,600,000
Ohio - 0.3%
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series B, 0.14% 1/7/14, VRDN (a)	3,000,000	3,000,000
Pennsylvania - 0.9%
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.1% 1/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	9,000,000	9,000,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.1% 1/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	700,000	700,000
		9,700,000
Puerto Rico - 3.8%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 1998 A, 0.04% 1/7/14, LOC Bank of Nova Scotia, VRDN (a)	33,400,000	33,400,000
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 1/7/14, LOC Barclays Bank PLC, VRDN (a)	6,670,000	6,670,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 46, 0.14% 1/7/14 (Liquidity Facility Royal Bank of Canada) (a)(e)	1,300,000	1,300,000
		41,370,000
South Carolina - 0.1%
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.15% 1/2/14, VRDN (a)	1,500,000	1,500,000
Texas - 0.4%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.8% 1/2/14, VRDN (a)(d)	3,800,000	3,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.75% 1/2/14, VRDN (a)	$ 100,000	$ 100,000
Series 2010 C, 0.75% 1/2/14, VRDN (a)	300,000	300,000
		4,200,000
Virginia - 0.2%
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.1% 1/7/14, LOC Bank of America NA, VRDN (a)	1,910,000	1,910,000
Wyoming - 0.1%
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 0.22% 1/7/14, VRDN (a)(d)	600,000	600,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.22% 1/7/14, VRDN (a)	200,000	200,000
		800,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $601,575,000)		601,575,000
Other Municipal Debt - 27.1%

Michigan - 27.1%
Ann Arbor Pub. School District Bonds:
5% 5/1/14 (Pre-Refunded to 5/1/14 @ 100)	1,000,000	1,016,011
5.25% 5/1/14 (Pre-Refunded to 5/1/14 @ 100)	2,090,000	2,125,365
Forest Hills Pub. Schools Bonds 5% 5/1/14 (Michigan Gen. Oblig. Guaranteed)	2,250,000	2,284,476
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds:
(Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (a)	3,300,000	3,306,277
Series 2008 A, 4.25%, tender 1/15/14 (a)	10,000,000	10,015,445
Michigan Bldg. Auth. Rev.:
Bonds (Facilities Prog.) Series 2013 1A, 3% 10/15/14	1,000,000	1,021,756
Series 6, 0.11% 2/20/14, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	29,105,000	29,105,000
Michigan Comprehensive Trans. Rev. Bonds Series 2006, 4% 5/15/14	1,800,000	1,824,822
Michigan Fin. Auth. Rev. Bonds:
Series 2012 A:
2% 1/1/14	3,800,000	3,800,000
5% 1/1/14	1,500,000	1,500,000
5% 7/1/14	30,050,000	30,764,428
Other Municipal Debt - continued
	Principal Amount	Value
Michigan - continued
Michigan Fin. Auth. Rev. Bonds: - continued
Series 2013 M1, 0.1%, tender 3/3/14 (a)	$ 10,000,000	$ 10,000,000
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Cr. Group Proj.):
Series 1999 B3, 2%, tender 8/1/14 (a)	15,000,000	15,158,520
Series 2010 F3, 2.625%, tender 6/30/14 (a)	7,625,000	7,716,054
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.12%, tender 7/29/14 (a)	7,610,000	7,610,000
0.12%, tender 7/29/14 (a)	8,100,000	8,100,000
0.12%, tender 7/29/14 (a)	7,100,000	7,100,000
(Trinity Health Sys. Proj.) Series 2008 C:
0.08% tender 2/5/14, CP mode	19,000,000	19,000,000
0.09% tender 2/11/14, CP mode	34,000,000	34,000,000
0.13% tender 2/5/14, CP mode	9,500,000	9,500,000
Michigan Pub. Pwr. Agcy. Rev. Bonds (Belle River Proj.) Series A, 5.25% 1/1/14	1,040,000	1,040,000
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	7,620,000	7,620,000
Michigan Trunk Line Fund Rev. Bonds:
Series 2004, 5% 9/1/14	300,000	309,313
Series 2005 B, 5% 9/1/14	155,000	159,838
Series 2012, 5% 11/15/14	1,185,000	1,234,172
Petoskey Pub. School District Bonds Series 2005, 5% 5/1/14 (Michigan Gen. Oblig. Guaranteed)	1,430,000	1,452,001
Univ. of Michigan Rev.:
Bonds:
Series 2009 B:
0.07% tender 2/4/14, CP mode	12,500,000	12,500,000
0.09% tender 2/5/14, CP mode	5,000,000	5,000,000
0.1% tender 1/8/14, CP mode	24,000,000	24,000,000
Series 2010 C, 3% 4/1/14	5,920,000	5,960,772
Series Putters 4373, 0.1%, tender 2/13/14 (Liquidity Facility JPMorgan Chase & Co.) (a)(e)(f)	15,395,000	15,395,000
Series 2013 I, 0.08% 1/7/14, CP	12,290,000	12,290,000
TOTAL OTHER MUNICIPAL DEBT (Cost $291,909,250)		291,909,250
Investment Company - 15.0%
	Shares	Value
Fidelity Municipal Cash Central Fund, 0.06% (b)(c) (Cost $161,362,000)	161,362,000	$ 161,362,000
TOTAL INVESTMENT PORTFOLIO - 97.9% (Cost $1,054,846,250)		1,054,846,250
NET OTHER ASSETS (LIABILITIES) - 2.1%		22,844,834
NET ASSETS - 100%		$ 1,077,691,084
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,015,000 or 2.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost
Michigan State Univ. Revs. Bonds Series WF 11 33 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	3/17/11 - 5/15/12	$ 7,620,000
Univ. of Michigan Rev. Bonds Series Putters 4373, 0.1%, tender 2/13/14 (Liquidity Facility JPMorgan Chase & Co.)	8/8/13 - 10/25/13	$ 15,395,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 109,103
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $893,484,250)	$ 893,484,250
Fidelity Central Funds (cost $161,362,000)	161,362,000
Total Investments (cost $1,054,846,250)		$ 1,054,846,250
Cash		14,189,222
Receivable for fund shares sold		17,002,715
Interest receivable		1,403,366
Distributions receivable from Fidelity Central Funds		8,121
Prepaid expenses		2,242
Other receivables		441
Total assets		1,087,452,357

Liabilities
Payable for fund shares redeemed	$ 9,516,957
Distributions payable	409
Accrued management fee	42,717
Other affiliated payables	168,196
Other payables and accrued expenses	32,994
Total liabilities		9,761,273

Net Assets		$ 1,077,691,084
Net Assets consist of:
Paid in capital		$ 1,077,691,124
Accumulated undistributed net realized gain (loss) on investments		(40)
Net Assets, for 1,076,551,665 shares outstanding		$ 1,077,691,084
Net Asset Value, offering price and redemption price per share ($1,077,691,084 ÷ 1,076,551,665 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Michigan Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Interest		$ 1,082,230
Income from Fidelity Central Funds		109,103
Total income		1,191,333

Expenses
Management fee	$ 3,580,448
Transfer agent fees	1,483,562
Accounting fees and expenses	115,913
Custodian fees and expenses	12,659
Independent trustees' compensation	3,760
Registration fees	27,868
Audit	37,939
Legal	7,837
Miscellaneous	5,637
Total expenses before reductions	5,275,623
Expense reductions	(4,184,672)	1,090,951
Net investment income (loss)		100,382
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		251,597
Net increase in net assets resulting from operations		$ 351,979

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 100,382	$ 87,690
Net realized gain (loss)	251,597	473
Net increase in net assets resulting from operations	351,979	88,163
Distributions to shareholders from net investment income	(98,444)	(87,525)
Distributions to shareholders from net realized gain	(71,663)	-
Total distributions	(170,107)	(87,525)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	2,416,611,488	2,293,893,207
Reinvestment of distributions	163,051	85,435
Cost of shares redeemed	(2,324,865,090)	(2,184,015,562)
Net increase (decrease) in net assets and shares resulting from share transactions	91,909,449	109,963,080
Total increase (decrease) in net assets	92,091,321	109,963,718

Net Assets
Beginning of period	985,599,763	875,636,045
End of period	$ 1,077,691,084	$ 985,599,763

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	- D	-	-	-	- D
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.02%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.54%	.55%	.55%	.55%	.60%
Expenses net of fee waivers, if any	.11%	.19%	.22%	.30%	.48%
Expenses net of all reductions	.11%	.19%	.22%	.30%	.48%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,077,691	$ 985,600	$ 875,636	$ 890,255	$ 902,486

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Michigan Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. The Income Fund is a non-diversified fund. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Michigan.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Funds, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and excise tax regulations.

The Funds purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Michigan Municipal Income Fund	$ 520,658,273	$ 17,080,768	$ (14,769,686)	$ 2,311,082
Fidelity Michigan Municipal Money Market Fund	1,054,846,250	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Michigan Municipal Income Fund	$ 71,109	$ 507,661	$ 2,311,082
Fidelity Michigan Municipal Money Market Fund	145	-	-

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax character of distributions paid was as follows:

December 31, 2013
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 22,640,771	$ 2,990,760	$ 25,631,531
Fidelity Michigan Municipal Money Market Fund	98,444	71,663	170,107
December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Michigan Municipal Income Fund	$ 23,650,013	$ 220,908	$ 23,870,921
Fidelity Michigan Municipal Money Market Fund	87,525	-	87,525

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $51,681,199 and $151,459,077, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows.

	Individual Rate	Group Rate	Total
Fidelity Michigan Municipal Income Fund	.25%	.11%	.36%
Fidelity Michigan Municipal Money Market Fund	.25%	.11%	.36%

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. The Funds pay Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Michigan Municipal Income Fund	.08%
Fidelity Michigan Municipal Money Market Fund	.15%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains each Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Michigan Municipal Income Fund	$ 1,477

During the period, there were no borrowings on this line of credit.

Annual Report

Notes to Financial Statements - continued

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $4,178,419.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Michigan Municipal Income Fund	$ 4,625	$ 1,920
Fidelity Michigan Municipal Money Market Fund	5,897	356

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Michigan Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Michigan Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2013, the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Michigan Municipal Income Fund	02/18/14	02/14/14	$.013
Fidelity Michigan Municipal Money Market Fund	02/18/14	02/14/14	-

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Michigan Municipal Income Fund	$3,598,570
Fidelity Michigan Municipal Money Market Fund	$128,162

During fiscal year ended 2013, 100% of Fidelity Michigan Municipal Income Fund and Fidelity Michigan Municipal Money Market Fund's income dividends were free from federal income tax, and 0.89% of Fidelity Michigan Municipal Income Fund and 19.80% of Fidelity Michigan Municipal Money Market Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Michigan Municipal Income Fund / Fidelity Michigan Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance (for Fidelity Michigan Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Michigan Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Fidelity Michigan Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Fidelity Michigan Municipal Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and above the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the transfer agent fees and/or management fees to maintain a minimum yield for Fidelity Michigan Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to each fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MIR-UANN-0214
1.787737.110

Fidelity®

Limited Term
Municipal Income Fund
(formerly Fidelity Short-Intermediate Municipal Income Fund)

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity® Limited Term Municipal Income Fund	0.10%	2.85%	2.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Limited Term Municipal Income Fund, a class of the fund, on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity® Limited Term Municipal Income Fund: For the year, the fund's Retail Class shares gained 0.10%, while the Barclays® 1-6 Year Municipal Bond Index advanced 1.02%. Although the fund was helped by its underweighting in Puerto Rico bonds and overweighting in state-backed California debt, these factors were more than offset by the negative effects of our yield-curve positioning. Having less exposure to Puerto Rico bonds, which are exempt from federal, state and local income taxes nationwide, bolstered the fund's performance versus the benchmark. These securities were some of the muni market's worst performers. The fund's larger-than-benchmark stake in California state-backed bonds was helpful because the state's improved economic and fiscal outlook, coupled with the comparatively high yields the bonds offered, drew strong demand from investors. Hurting relative performance was the fund's yield-curve positioning: it owned more short- and longer-term (20+ year) bonds than the index. Longer-term rates rose more than intermediate-term rates, leading to the outperformance of intermediate-maturity bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,007.40	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.73%
Actual		$ 1,000.00	$ 1,006.70	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class B	1.42%
Actual		$ 1,000.00	$ 1,003.20	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class C	1.52%
Actual		$ 1,000.00	$ 1,003.60	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 1,008.00	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,008.60	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.5	12.8
California	12.4	13.0
Illinois	10.9	8.3
Florida	7.8	7.5
Texas	7.6	7.5
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.5	36.1
Electric Utilities	12.9	12.6
Transportation	12.0	9.0
Special Tax	11.1	11.4
Health Care	8.7	9.4
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	2.8	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 10.9%	AAA 11.8%
AA,A 77.0%	AA,A 74.4%
BBB 5.4%	BBB 5.6%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 3.3%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount (000s)	Value (000s)
Arizona - 3.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,162
5% 10/1/16 (FSA Insured)	13,000	14,486
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,255
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,685
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,062
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,800
Series 2008, 5.5% 9/1/16	1,385	1,547
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,169
5% 10/1/20	5,180	5,957
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,114
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,880
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	934
1% 7/1/20 (a)	1,360	1,389
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,889
5% 7/1/18	5,200	5,542
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,806
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,242
Series 2009 B, 5% 7/1/16	5,090	5,652
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (b)(c)	2,300	2,300
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,707
Series 2012 A:
5% 7/1/18	825	948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/19	$ 1,550	$ 1,793
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,330
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,279
5% 7/1/17	3,315	3,605
5% 7/1/18	3,365	3,699
		118,232
California - 11.7%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,011
Series 2013 A, 5% 10/1/22	2,190	2,510
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/17	12,000	13,694
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,119
Series 2009 A:
5% 7/1/15	3,660	3,747
5.25% 7/1/14	1,780	1,825
5.25% 7/1/14 (Escrowed to Maturity)	520	533
California Gen. Oblig.:
5% 9/1/18	7,500	8,736
5% 9/1/19	20,000	23,418
5% 9/1/20	20,000	23,344
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,433
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	2,968
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,321
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,000	4,034
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,441
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (b)	17,000	16,988
0.34%, tender 4/1/16 (b)	30,000	29,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	$ 3,250	$ 3,252
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,030
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,131
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,181
5% 10/1/19	1,490	1,735
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,414
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,510
5% 10/1/19	5,000	5,774
5% 10/1/20	2,525	2,906
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,139
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,747
Series 2009 J, 5% 11/1/17	2,300	2,640
Series 2010 A:
5% 3/1/16	2,000	2,187
5% 3/1/17	5,405	6,098
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,539
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,270
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.483%, tender 12/12/15 (b)	12,500	12,495
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (b)	55,900	55,901
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,681
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/17	12,905	14,818
Series 2013 A:
5% 7/1/18	9,750	11,443
5% 7/1/19	4,400	5,223
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,666
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,601
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,680
5% 3/1/19	2,935	3,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	$ 2,025	$ 2,265
5% 12/1/17	9,790	11,196
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (b)	18,000	17,923
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,360
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,146
5% 7/1/15	2,170	2,322
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,111
5% 7/1/18	2,000	2,315
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,087
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,805
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,066
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,895
5% 6/1/17	3,700	4,128
5% 6/1/18	6,470	7,337
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,686
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,016
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,946
5% 8/1/18	8,000	8,913
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,133
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,964
Series 2009 B, 5% 5/15/14	7,000	7,124
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,168
		442,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 4,200	$ 4,459
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	569
		5,028
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,300	4,349
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,997
Series 2012 C, 5% 6/1/21	23,420	27,306
Series 2012 D, 0.35% 9/15/15 (b)	6,000	6,001
Series 2013 A:
0.2% 3/1/15 (b)	2,800	2,798
0.29% 3/1/16 (b)	1,100	1,095
0.4% 3/1/17 (b)	1,400	1,391
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,925	2,971
Series D, 4% 7/1/14	1,000	1,017
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	8,000	8,558
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,517
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	7,022
5% 8/1/15	1,000	1,068
		81,090
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,932
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,586
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,424
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,024
		15,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,153
5% 12/1/15	4,395	4,717
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,137
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,860
Series 2012 A:
5% 7/1/19	7,000	7,977
5% 7/1/20	15,070	17,129
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,860
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,274
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,087
Series 2011:
4% 12/1/16	1,265	1,368
5% 12/1/17	1,685	1,908
5% 12/1/18	685	780
5% 12/1/19	1,820	2,067
5% 12/1/20	1,000	1,129
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,399
5% 10/1/16	1,530	1,690
5% 10/1/17	1,455	1,634
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,086
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,010
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,213
Series 2009 D, 5.5% 6/1/16	7,910	8,846
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,163
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	746
5% 2/1/18	1,310	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/19	$ 1,000	$ 1,060
5% 2/1/20	1,325	1,386
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,357
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,290
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,961
5% 10/1/20	1,000	1,143
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,533
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,066
5% 9/1/17	1,000	1,119
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,239
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	803
5.25% 10/1/15	3,525	3,766
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,455
5% 10/1/20	2,000	2,314
5% 10/1/21	2,000	2,306
5% 10/1/22	1,000	1,151
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,075
5% 11/15/22	485	513
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,282
5% 7/1/20	1,000	1,128
5% 7/1/21	2,000	2,244
5% 7/1/22	2,000	2,226
5% 7/1/23	2,000	2,199
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,875
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	$ 1,250	$ 1,429
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,142
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,365
5% 10/1/16	1,000	1,099
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,941
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,526
Series 2012, 5% 7/1/19	1,000	1,150
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,719
Series 2010 C, 5% 10/1/17	1,895	2,169
Series 2011 B:
5% 10/1/18	2,250	2,613
5% 10/1/19	2,325	2,720
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,446
5% 10/1/19	1,100	1,274
5% 10/1/20	1,000	1,155
5% 10/1/21	1,000	1,152
5% 10/1/22	1,000	1,149
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	5,012
5% 10/1/19 (c)	2,025	2,264
5% 10/1/18 (c)	2,745	3,095
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,045
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,475
Series 2011, 5% 10/1/19	5,590	6,567
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,796
5% 11/15/17	1,500	1,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (c)	$ 3,000	$ 3,079
5% 10/1/15 (FSA Insured) (c)	2,920	3,138
5% 10/1/16 (FSA Insured) (c)	6,000	6,583
5% 10/1/17 (FSA Insured) (c)	5,000	5,587
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,034
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,273
		294,771
Georgia - 3.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,534
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,807
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,455
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,850
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,786
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,643
5% 1/1/20	4,000	4,652
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,306
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,946
Series 2008 D:
5.75% 1/1/19	14,890	17,344
5.75% 1/1/20	3,555	4,119
Series B, 5% 1/1/17	2,750	3,081
Series GG:
5% 1/1/16	680	741
5% 1/1/20	675	770
5% 1/1/21	1,670	1,894
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,697
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	13,800	13,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	$ 17,900	$ 17,933
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,305
5% 1/1/15	1,040	1,075
5% 1/1/16	2,415	2,555
5% 1/1/18	1,530	1,653
		128,929
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (c)	3,900	4,162
Series 2011, 5% 7/1/19 (c)	4,000	4,540
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,205
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	1,400	1,549
5% 8/1/20 (c)	3,050	3,333
5% 8/1/21 (c)	550	597
5% 8/1/22 (c)	2,075	2,196
5% 8/1/23 (c)	1,435	1,495
		21,077
Illinois - 10.2%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	6,893
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,510
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,583
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,800
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,722
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,421
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,858
Series 2009 A, 5% 1/1/22	2,500	2,651
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	$ 3,000	$ 3,094
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	995
Series 2012 C, 5% 1/1/23	885	932
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,667
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,390
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,235
5% 1/1/22	5,000	5,541
5% 1/1/23	5,900	6,463
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,116
Series 2010 E:
5% 1/1/15 (c)	4,000	4,178
5% 1/1/16 (c)	1,500	1,622
Series 2011 B, 5% 1/1/18	6,500	7,356
Series 2012 A:
5% 1/1/14 (c)	6,000	6,000
5% 1/1/14 (c)	2,000	2,000
5% 1/1/21	1,400	1,566
Series 2012 B, 5% 1/1/21 (c)	4,605	5,042
Series 2013 B, 5% 1/1/22	4,000	4,462
Series 2013 D, 5% 1/1/22	3,220	3,592
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,854
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,214
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	468
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,437
5% 1/1/23	1,200	1,276
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,247
Series 2010 A, 5.25% 11/15/22	4,960	5,372
Series 2011 A, 5.25% 11/15/22	1,000	1,093
Series 2012 C:
5% 11/15/19	3,200	3,679
5% 11/15/20	7,210	8,046
5% 11/15/21	4,970	5,475
5% 11/15/22	1,250	1,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 2,500	$ 2,808
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	5,640	5,643
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,761
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,591
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,340
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	579
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26 (d)	3,565	3,587
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,053
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,253
5% 5/15/17	3,520	3,934
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,023
5.75% 5/1/19	2,650	2,959
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,290
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,868
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,083
Series 2012 A, 5% 5/15/23	1,300	1,376
Series 2012:
5% 9/1/19	1,115	1,245
5% 9/1/20	1,470	1,631
5% 9/1/21	1,645	1,812
5% 9/1/22	2,165	2,367
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,603
Series 2004 B, 5% 3/1/14	15,500	15,613
Series 2004, 5% 11/1/16	11,000	12,110
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 A, 5.5% 6/1/15	$ 1,000	$ 1,065
Series 2007 B, 5% 1/1/17	9,835	10,788
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,875
5% 1/1/21 (FSA Insured)	1,600	1,703
Series 2012:
4% 3/1/14	5,000	5,028
5% 3/1/19	5,500	6,100
5% 8/1/19	2,660	2,952
5% 8/1/20	6,900	7,584
5% 8/1/21	1,400	1,519
5% 8/1/22	5,800	6,200
Series 2013, 5% 7/1/22	1,265	1,353
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,360
5% 5/15/16 (FSA Insured)	2,325	2,508
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,369
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,453
4.5% 6/15/17	6,075	6,729
Series 2010, 5% 6/15/15	8,800	9,385
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,014
5% 6/15/20	6,000	6,238
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,313
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	574
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,480
Metropolitan Pier & Exposition:
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,614
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	697
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,344
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 740	$ 727
0% 11/1/16 (FSA Insured)	2,235	2,143
		383,120
Indiana - 2.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	700	700
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,548
5% 5/1/15	6,420	6,763
Series 2013:
5% 8/15/22	700	787
5% 8/15/23	1,000	1,120
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,304
5% 12/1/15	2,135	2,305
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,555
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,557
Series 2010 A, 5% 2/1/17	2,800	3,164
Series 2012:
5% 3/1/20	650	713
5% 3/1/21	1,225	1,337
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,366
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,238
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,696
5% 1/1/20	1,250	1,437
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	952
5% 10/1/22	1,600	1,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 515	$ 550
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (b)	10,000	10,001
Series 2010 B:
5% 10/1/16	5,000	5,484
5% 10/1/17	5,000	5,574
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,091
4% 1/15/20	1,345	1,450
4% 1/15/21	1,250	1,331
5% 7/15/19	1,680	1,935
5% 7/15/20	1,170	1,338
5% 7/15/21	1,000	1,136
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	552
5% 7/1/15	315	337
5% 7/1/16	500	554
Series Z-1:
5% 7/1/16	1,215	1,346
5% 7/1/17	1,000	1,138
5% 7/1/18	1,500	1,746
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,050
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,066
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,278
		85,353
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,826
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	598
5% 11/15/15	625	675
5% 11/15/16	875	977
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	$ 2,000	$ 2,081
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,503
5% 11/15/15 (Escrowed to Maturity)	6,245	6,785
5% 11/15/16 (Escrowed to Maturity)	5,410	6,098
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,652
5% 11/15/20 (Escrowed to Maturity)	2,745	3,268
		28,539
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	752
4% 2/1/15	1,495	1,540
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,255
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	1,400	1,400
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,816
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,584
1.6%, tender 6/1/17 (b)	8,000	8,072
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,061
		27,480
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.588%, tender 5/1/17 (b)	25,000	24,897
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,191
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,067
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,677
5% 7/1/22	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	$ 2,800	$ 3,076
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,081
		37,095
Maryland - 1.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,579
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,360
Series 2012 D, 0.943%, tender 11/15/17 (b)	14,000	14,086
Series 2013 A:
0.693%, tender 5/15/18 (b)	5,000	4,961
0.713%, tender 5/15/18 (b)	7,100	7,051
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,822
Series 2011 A, 5% 7/1/20	16,000	18,603
		52,462
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,018
5% 5/15/16	4,400	4,872
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,713
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,980
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,583
4% 7/1/16	1,000	1,081
Series Q2:
4% 7/1/15	1,170	1,235
4% 7/1/16	1,000	1,081
5% 7/1/14	1,080	1,106
5% 7/1/17	1,370	1,555
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,550
5% 1/1/16	1,300	1,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	$ 5,900	$ 5,878
4.5% 11/15/18	5,500	5,521
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,113
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,137
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,922
		67,722
Michigan - 3.2%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,208
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,186
5% 5/1/20	2,000	2,174
5% 5/1/21	1,810	1,954
Detroit Swr. Disp. Rev. Series 2006 D, 0.766% 7/1/32 (b)	4,070	2,989
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,418
5% 5/1/20	2,635	3,052
5% 5/1/21	2,150	2,478
5% 5/1/22	1,850	2,109
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,447
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,032
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,423
5% 11/15/19	1,000	1,137
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,203
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,143
Series 2012 A:
5% 6/1/16	2,290	2,464
5% 6/1/17	1,410	1,543
5% 6/1/18	2,430	2,682
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	$ 1,750	$ 1,876
5% 10/1/15	3,250	3,485
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,171
5% 5/1/15	1,845	1,953
5% 5/1/16	1,865	2,008
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,190
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	30,870	30,837
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (c)	1,500	1,563
Series 2010 A, 5% 12/1/18 (c)	1,400	1,567
Series 2011 A, 5% 12/1/19 (c)	22,700	25,295
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,481
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,221
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,550
		120,071
Minnesota - 0.1%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,395
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	611
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,045
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,087
		4,138
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	$ 3,500	$ 3,497
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,979
		19,707
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,622
5% 7/1/18	765	866
		3,488
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,217
Series C:
4% 1/1/15	2,360	2,447
4% 1/1/16	2,195	2,350
		6,014
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	2,975
5% 7/1/15	3,500	3,738
Series 2013 C1, 2.5% 7/1/15 (c)	12,400	12,714
Series 2013 C2, 2% 7/1/14	8,700	8,772
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,797
Series 2012 A, 5% 6/15/19	24,610	28,267
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (c)	3,000	3,044
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,168
Series 2012 B, 5% 8/1/20	2,230	2,609
Series 2013 D1:
5% 3/1/22	11,250	13,026
5% 3/1/23	4,500	5,204
5% 3/1/24	2,700	3,065
		120,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.4%
Manchester Arpt. Rev. Series 2009 B, 5% 1/1/14	$ 3,560	$ 3,560
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,716
4% 7/1/21	1,520	1,511
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,346
5% 2/1/18	2,500	2,838
		13,971
New Jersey - 4.8%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	798
Series 2009 A:
5% 6/15/15	11,285	12,014
5% 6/15/16	6,500	7,149
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K:
5.25% 12/15/14	1,790	1,874
5.5% 12/15/19	8,030	9,469
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,698
Series 2008 W, 5% 3/1/15	10,400	10,963
Series 2009 BB, 5% 9/1/15	3,390	3,648
Series 2011 EE, 5% 9/1/20	5,000	5,720
Series 2012 G, 0.64% 2/1/15 (b)	7,800	7,802
Series 2012 II, 5% 3/1/21	6,800	7,730
Series 2012, 5% 6/15/18	10,600	11,840
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,666
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,878
Series 2013:
5% 12/1/18 (c)	6,000	6,566
5% 12/1/19 (c)	3,850	4,213
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (b)	15,400	15,411
Series 2013 D, 0.59%, tender 1/1/16 (b)	5,000	4,990
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,835
Series 2013 A, 5% 1/1/24	4,345	4,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2013 C, 0.54% 1/1/17 (b)	$ 16,000	$ 15,960
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,701
Series 2003 B. 5.25% 12/15/19	5,500	6,419
Series 2013 A, 5% 6/15/20	18,000	20,558
		182,752
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,654
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,614
Series 2010 A1:
4% 12/1/15	3,700	3,940
4% 12/1/16	6,750	7,352
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,039
		46,599
New York - 11.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,244
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	722
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14 (Escrowed to Maturity)	2,000	2,041
Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,316
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,797
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,832
Series B, 5% 8/1/14	10,000	10,279
Series J8, 0.44% 8/1/21 (b)	7,500	7,491
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,493
Series 2010 B:
5% 11/1/17	15,225	17,563
5% 11/1/17 (Escrowed to Maturity)	14,775	17,099
5% 11/1/20	5,950	6,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	$ 890	$ 967
5% 11/1/17	10,115	11,668
Series 2012 A:
5% 11/1/17	7,000	8,075
5% 11/1/20	4,500	5,263
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,635
Series 2012 A, 4% 5/15/20	8,000	8,775
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,227
Series 2009 D, 5% 6/15/15	16,075	17,171
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	9,965
Series A:
5% 2/15/15	8,775	9,242
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,978
Series 2009 A1, 5% 2/15/15	9,000	9,468
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,787
Series 2008 B, 5% 7/1/15	30,000	32,080
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,025
Series 2009 A:
5% 7/1/15	12,850	13,731
5% 7/1/16	8,390	9,262
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,368
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	6,000	5,995
Series B:
5% 11/15/14	1,350	1,405
5% 11/15/15	2,325	2,524
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.533%, tender 11/1/14 (b)	6,800	6,797
Series 2012 G2, 0.643%, tender 11/1/15 (b)	13,300	13,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,200	$ 6,067
Series 2008 B2:
5% 11/15/19	6,185	7,132
5% 11/15/20	5,500	6,287
5% 11/15/21	4,000	4,523
Series 2010 B2, 4% 11/15/14	2,830	2,921
Series 2012 B, 5% 11/15/22	2,000	2,246
Series 2012 D, 5% 11/15/18	2,515	2,907
Series 2012 E:
4% 11/15/19	4,000	4,394
5% 11/15/21	2,435	2,754
Series 2012 F, 5% 11/15/19	5,000	5,765
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,418
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,129
Series 2011 A1:
5% 4/1/17	1,500	1,693
5% 4/1/18	3,500	4,035
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,167
Series 2011 A, 5% 3/15/21	18,425	21,492
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	22,111
Series 2013 B, 5% 6/1/21	3,400	3,675
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,029
		437,216
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,096
4% 6/1/18	1,280	1,408
4% 6/1/20	1,000	1,083
5% 6/1/19	1,305	1,497
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,419
5% 3/1/18	1,500	1,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	$ 1,600	$ 1,688
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,181
5% 1/1/16	6,035	6,563
Series 2012 D, 5% 1/1/14	3,000	3,000
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,315
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,592
5% 6/1/16	1,000	1,100
5% 6/1/17	3,220	3,636
5% 6/1/18	3,820	4,370
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,862
Series 2008 A, 5.25% 1/1/20	2,000	2,224
Series 2012 A, 5% 1/1/18	18,705	21,369
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.563%, tender 12/1/15 (b)	11,500	11,517
		79,650
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,948
Ohio - 2.4%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,250
5% 6/1/17	3,500	3,817
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,169
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,272
5% 6/15/23	1,855	1,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	$ 760	$ 796
5% 6/1/16 (FSA Insured)	1,105	1,188
5% 6/1/17 (FSA Insured)	1,160	1,267
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,539
Series 2009 C, 5.625% 6/1/18	1,395	1,507
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	7,034
Series 2010 C:
4% 10/1/15	3,200	3,405
5% 10/1/16	1,250	1,394
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,904
Series 2010 A, 5% 10/1/15	1,185	1,281
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,990
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,770
Series 2011 A, 5% 8/1/17	3,070	3,518
Series 2012 C, 5% 9/15/21	4,350	5,107
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,087
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	522
5% 1/15/17	1,000	1,107
Series 2013 A2, 0.26% 1/1/15 (b)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,317
5% 12/1/16 (Escrowed to Maturity)	280	316
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,077
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,012
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,360
		89,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,741
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,707
Oklahoma Dev. Fin. Auth. Rev. Series 2012:
5% 2/15/21	1,600	1,819
5% 2/15/23	2,600	2,912
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,083
		15,262
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,549
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	600
5% 3/15/15	2,500	2,615
5% 3/15/16	1,750	1,889
		7,653
Pennsylvania - 5.3%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (c)	1,350	1,350
5% 1/1/15 (FSA Insured) (c)	1,000	1,042
5% 1/1/16 (FSA Insured) (c)	1,000	1,081
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,415
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,462
5% 8/15/14	1,955	2,012
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,034
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,565
5% 7/1/22	5,200	5,697
5% 1/1/23	3,000	3,218
5% 7/1/23	1,650	1,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,071
5% 7/1/17	1,255	1,355
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,436
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,746
5% 3/1/19	2,310	2,597
5% 3/1/20	2,140	2,402
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.6%, tender 1/2/14 (b)	8,585	8,585
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,223
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,328
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,306
Series 2013 A, 0.66% 12/1/17 (b)	6,400	6,375
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,223
Eighth Series A, 5% 8/1/16	1,000	1,090
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,131
5.375% 7/1/16 (FSA Insured)	2,300	2,530
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,601
5% 12/15/15 (FSA Insured)	5,000	5,399
5% 12/15/16 (FSA Insured)	7,275	8,117
Series 2011:
5.25% 8/1/17	6,165	6,993
5.25% 8/1/18	5,515	6,277
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,470
5% 11/15/18	3,430	3,892
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,930
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A: - continued
5% 6/15/16	$ 6,000	$ 6,619
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,769
5% 2/1/16 (FSA Insured)	5,620	6,064
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,669
Series 2010 A:
4% 9/1/15	1,405	1,490
4% 9/1/15 (Escrowed to Maturity)	45	48
5% 9/1/16 (FSA Insured)	1,685	1,867
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,881
5% 11/15/15	2,420	2,609
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,127
5% 6/1/19	200	225
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,011
5% 4/1/19	1,305	1,471
5% 4/1/20	1,250	1,406
5% 4/1/21	1,000	1,122
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,370
		202,437
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,315
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,133
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	$ 1,000	$ 1,109
5% 5/15/19	1,500	1,662
		12,187
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,363
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,300
5% 12/1/20	1,000	1,163
Series 2012 C, 5% 12/1/17	10,535	12,113
		16,939
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	643
5% 9/1/15	680	726
5% 9/1/16	500	552
5% 9/1/17	490	554
Series 2011:
5% 9/1/17	1,100	1,243
5% 9/1/18	1,200	1,368
5% 9/1/19	1,255	1,424
		6,510
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,119
5% 1/1/20	2,500	2,756
5% 1/1/21	2,500	2,740
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,219
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (c)	1,730	1,887
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,229
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,349
		21,283
Texas - 7.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,772
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,420
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,084
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,153
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,660
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,445
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,860
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,175
Corpus Christi Independent School District 4% 8/15/14	10,140	10,379
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,600
5% 11/1/15	5,000	5,408
Series 2013 F:
5% 11/1/19	2,000	2,287
5% 11/1/20	1,500	1,710
5% 11/1/21	3,000	3,397
5% 11/1/22	5,000	5,654
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,877
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,038
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,388
Grand Parkway Trans. Corp. Bonds Series 2013 C, 2%, tender 2/15/14 (b)	16,500	16,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	$ 1,375	$ 1,501
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (b)	1,565	1,565
0.36% 6/1/15 (b)	1,465	1,465
0.46% 6/1/16 (b)	1,590	1,589
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,035
5% 11/15/16	500	553
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,107
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	10,470	10,475
Series 2012 A, 0.49% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	8,251
Series 2012 A, 5% 7/1/23 (c)	2,000	2,138
Series A:
5% 7/1/15	2,070	2,211
5% 7/1/16	1,080	1,192
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,890
Series 2005 A, 0% 2/15/16	4,500	4,432
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	9,200	9,202
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,438
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,915
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,338
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,166
Series 2012 A, 4% 5/15/14	1,575	1,596
5% 5/15/15	2,120	2,255
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,587
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	$ 2,800	$ 3,151
5% 7/1/18	3,030	3,450
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,011
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 2/3/14 (b)(c)	4,400	4,400
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,681
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,151
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	20,110
1.2%, tender 8/1/17 (b)	30,000	30,021
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,103
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,493
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,144
5% 9/15/21	1,000	1,142
5% 9/15/22	3,440	3,915
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,677
5% 5/15/20	6,000	7,019
5% 5/15/21	5,000	5,868
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,330
5% 2/15/15 (Escrowed to Maturity)	280	295
5% 2/15/16	2,000	2,189
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,474
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	846
5% 8/15/23	1,000	1,105
Series 2013:
4% 9/1/18	400	435
5% 9/1/19	655	739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
Series 2013:
5% 9/1/20	$ 915	$ 1,022
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,252
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,020
5% 9/1/15	835	893
5% 9/1/16	750	828
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,317
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,442
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,233
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,014
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,123
		287,055
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,225
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,372
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,285
Virginia - 0.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	633
5% 7/15/21	400	438
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,819
		2,890
Washington - 2.0%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	$ 1,375	$ 1,569
5% 1/1/21	1,865	2,129
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,151
5% 12/1/17	2,950	3,395
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,795
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (c)	2,000	2,165
5% 2/1/17 (c)	2,500	2,769
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,256
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,860
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,444
4% 1/1/21	2,000	2,157
5% 1/1/20	3,000	3,433
5% 1/1/21	1,770	2,020
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,045
		76,446
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(c)	7,000	7,074
Wisconsin - 0.6%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (c)	1,720	1,852
Series 2013 A:
5% 12/1/20 (c)	1,330	1,475
5% 12/1/22 (c)	1,470	1,601
5.25% 12/1/23 (c)	1,540	1,699
Wisconsin Gen. Oblig. Series 2010 1, 5% 5/1/16	10,000	11,043
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,288
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,650
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,195
5% 12/15/16	1,440	1,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/17	$ 1,540	$ 1,756
Series 2012, 5% 10/1/21	1,400	1,585
		26,751
TOTAL MUNICIPAL BONDS (Cost $3,542,484)		3,612,201
Municipal Notes - 3.4%

California - 0.7%
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (b)	28,000	28,001
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.4% 1/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,000	25,000
Louisiana - 0.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 1/7/14, VRDN (b)	32,000	32,000
New Jersey - 0.1%
Newark Gen. Oblig. TAN 1.5% 2/20/14	4,635	4,636
New York - 1.0%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,555
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,706
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	10,000	10,029
		39,290
TOTAL MUNICIPAL NOTES (Cost $128,905)		128,927
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $3,671,389)		3,741,128
NET OTHER ASSETS (LIABILITIES) - 1.2%		47,153
NET ASSETS - 100%		$ 3,788,281
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,587,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	12/17/12	$ 3,768
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 112
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.5%
Electric Utilities	12.9%
Transportation	12.0%
Special Tax	11.1%
Health Care	8.7%
Water & Sewer	6.2%
Others* (Individually Less Than 5%)	13.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,671,389)		$ 3,741,128
Cash		26,242
Receivable for investments sold		470
Receivable for fund shares sold		8,796
Interest receivable		38,315
Prepaid expenses		8
Other receivables		5
Total assets		3,814,964

Liabilities
Payable for investments purchased	$ 4,500
Payable for fund shares redeemed	18,561
Distributions payable	1,502
Accrued management fee	1,161
Distribution and service plan fees payable	134
Other affiliated payables	775
Other payables and accrued expenses	50
Total liabilities		26,683

Net Assets		$ 3,788,281
Net Assets consist of:
Paid in capital		$ 3,715,631
Undistributed net investment income		50
Accumulated undistributed net realized gain (loss) on investments		2,861
Net unrealized appreciation (depreciation) on investments		69,739
Net Assets		$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($317,599 ÷ 29,738.37 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class T: Net Asset Value and redemption price per share ($24,311 ÷ 2,280.45 shares)	$ 10.66

Maximum offering price per share (100/97.25 of $10.66)	$ 10.96
Class B: Net Asset Value and offering price per share ($531 ÷ 49.75 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($71,237 ÷ 6,682.87 shares)A	$ 10.66

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,167,801 ÷ 297,132.52 shares)	$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,802 ÷ 19,387.08 shares)	$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Interest		$ 93,607
Income from Fidelity Central Funds		112
Total income		93,719

Expenses
Management fee	$ 15,121
Transfer agent fees	4,199
Distribution and service plan fees	1,867
Accounting fees and expenses	625
Custodian fees and expenses	49
Independent trustees' compensation	16
Registration fees	177
Audit	54
Legal	11
Miscellaneous	38
Total expenses before reductions	22,157
Expense reductions	(70)	22,087
Net investment income (loss)		71,632
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,964
Change in net unrealized appreciation (depreciation) on investment securities		(76,421)
Net gain (loss)		(70,457)
Net increase (decrease) in net assets resulting from operations		$ 1,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,632	$ 76,216
Net realized gain (loss)	5,964	5,868
Change in net unrealized appreciation (depreciation)	(76,421)	9,754
Net increase (decrease) in net assets resulting from operations	1,175	91,838
Distributions to shareholders from net investment income	(71,638)	(73,237)
Distributions to shareholders from net realized gain	(3,714)	(4,814)
Total distributions	(75,352)	(78,051)
Share transactions - net increase (decrease)	(480,013)	211,189
Redemption fees	46	50
Total increase (decrease) in net assets	(554,144)	225,026

Net Assets
Beginning of period	4,342,425	4,117,399
End of period (including undistributed net investment income of $50 and undistributed net investment income of $63, respectively)	$ 3,788,281	$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.158	.164	.198	.209	.254
Net realized and unrealized gain (loss)	(.170)	.034	.225	(.016)	.294
Total from investment operations	(.012)	.198	.423	.193	.548
Distributions from net investment income	(.158)	(.156)	(.205)	(.209)	(.258)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.168)	(.168)	(.213)	(.213)	(.258)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Total Return A, B	(.11)%	1.84%	4.03%	1.81%	5.34%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.78%	.79%	.77%	.78%	.78%
Expenses net of all reductions	.78%	.78%	.77%	.77%	.78%
Net investment income (loss)	1.47%	1.51%	1.85%	1.95%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 318	$ 394	$ 336	$ 200	$ 169
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.162	.166	.199	.211	.255
Net realized and unrealized gain (loss)	(.180)	.044	.226	(.026)	.294
Total from investment operations	(.018)	.210	.425	.185	.549
Distributions from net investment income	(.162)	(.158)	(.207)	(.211)	(.259)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.172)	(.170)	(.215)	(.215)	(.259)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return A, B	(.17)%	1.95%	4.05%	1.74%	5.36%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.75%	.76%	.76%	.75%	.77%
Net investment income (loss)	1.50%	1.52%	1.86%	1.97%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 25	$ 26	$ 24	$ 23
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.089	.093	.128	.139	.186
Net realized and unrealized gain (loss)	(.180)	.045	.226	(.026)	.293
Total from investment operations	(.091)	.138	.354	.113	.479
Distributions from net investment income	(.089)	(.086)	(.136)	(.139)	(.189)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.099)	(.098)	(.144)	(.143)	(.189)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Total Return A, B	(.84)%	1.27%	3.36%	1.06%	4.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.44%	1.43%	1.44%	1.46%
Expenses net of fee waivers, if any	1.43%	1.44%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.43%	1.43%	1.42%	1.42%	1.43%
Net investment income (loss)	.82%	.85%	1.19%	1.30%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.077	.082	.117	.129	.175
Net realized and unrealized gain (loss)	(.169)	.035	.226	(.026)	.303
Total from investment operations	(.092)	.117	.343	.103	.478
Distributions from net investment income	(.078)	(.075)	(.125)	(.129)	(.178)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.088)	(.087)	(.133)	(.133)	(.178)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Total Return A, B	(.86)%	1.08%	3.25%	.96%	4.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.53%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.72%	.76%	1.09%	1.20%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 92	$ 79	$ 77	$ 56
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Limited Term Municipal Income

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.191	.197	.228	.240	.284
Net realized and unrealized gain (loss)	(.180)	.045	.227	(.026)	.293
Total from investment operations	.011	.242	.455	.214	.577
Distributions from net investment income	(.191)	(.190)	(.237)	(.240)	(.287)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.201)	(.202)	(.245)	(.244)	(.287)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return A	.10%	2.25%	4.34%	2.02%	5.64%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.48%	.47%	.48%	.48%	.50%
Net investment income (loss)	1.78%	1.81%	2.14%	2.24%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 3,168	$ 3,624	$ 3,523	$ 3,456	$ 3,153
Portfolio turnover rate D	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.184	.191	.224	.235	.281
Net realized and unrealized gain (loss)	(.169)	.045	.216	(.015)	.293
Total from investment operations	.015	.236	.440	.220	.574
Distributions from net investment income	(.185)	(.184)	(.232)	(.236)	(.284)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.195)	(.196)	(.240)	(.240)	(.284)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Total Return A	.14%	2.19%	4.19%	2.07%	5.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.54%	.54%	.52%	.53%	.55%
Expenses net of fee waivers, if any	.54%	.54%	.52%	.53%	.53%
Expenses net of all reductions	.54%	.53%	.52%	.52%	.53%
Net investment income (loss)	1.71%	1.76%	2.09%	2.20%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 206	$ 152	$ 142	$ 92
Portfolio turnover rate D	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) (formerly Fidelity Short-Intermediate Municipal Income Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,387
Gross unrealized depreciation	(23,662)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,725

Tax Cost	$ 3,671,403

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 51
Undistributed long-term capital gain	$ 2,877
Net unrealized appreciation (depreciation)	$ 69,725

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 71,638	$ 73,237
Long-term Capital Gains	3,714	4,814
Total	$ 75,352	$ 78,051

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $768,743 and $826,577, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 980	$ 82
Class T	-%	.25%	65	-*
Class B	.65%	.25%	7	7
Class C	.75%	.25%	815	179
			$ 1,867	$ 268

* Amount represents one hundred fifty one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	14
Class B**	-*
Class C**	18
$ 43

* Amount represents four hundred seventy nine dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 577.15
Class T	29.11
Class B	1.14
Class C	122.15
Limited Term Municipal Income	3,170.09
Institutional Class	300.15
	$ 4,199

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $33 and $37, respectively.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 5,745	$ 5,319
Class T	389	388
Class B	7	11
Class C	585	604
Limited Term Municipal Income	61,526	63,708
Institutional Class	3,386	3,207
Total	$ 71,638	$ 73,237
From net realized gain
Class A	$ 329	$ 428
Class T	24	28
Class B	1	1
Class C	71	102
Limited Term Municipal Income	3,097	4,021
Institutional Class	192	234
Total	$ 3,714	$ 4,814

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	17,258	25,560	$ 186,600	$ 278,216
Reinvestment of distributions	453	425	4,871	4,631
Shares redeemed	(24,258)	(20,723)	(260,966)	(225,499)
Net increase (decrease)	(6,547)	5,262	$ (69,495)	$ 57,348
Class T
Shares sold	1,844	1,057	$ 19,947	$ 11,485
Reinvestment of distributions	36	32	384	347
Shares redeemed	(1,872)	(1,249)	(20,208)	(13,580)
Net increase (decrease)	8	(160)	$ 123	$ (1,748)
Class B
Shares sold	16	19	$ 168	$ 205
Reinvestment of distributions	1	1	6	10
Shares redeemed	(69)	(67)	(740)	(727)
Net increase (decrease)	(52)	(47)	$ (566)	$ (512)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class C
Shares sold	1,589	2,859	$ 17,079	$ 31,055
Reinvestment of distributions	49	51	522	556
Shares redeemed	(3,466)	(1,674)	(37,229)	(18,183)
Net increase (decrease)	(1,828)	1,236	$ (19,628)	$ 13,428
Limited Term Municipal Income
Shares sold	84,688	93,675	$ 911,728	$ 1,017,592
Reinvestment of distributions	4,446	4,548	47,763	49,424
Shares redeemed	(126,146)	(90,005)	(1,354,126)	(977,843)
Net increase (decrease)	(37,012)	8,218	$ (394,635)	$ 89,173
Institutional Class
Shares sold	12,901	13,388	$ 138,587	$ 145,505
Reinvestment of distributions	212	176	2,276	1,914
Shares redeemed	(12,706)	(8,641)	(136,675)	(93,919)
Net increase (decrease)	407	4,923	$ 4,188	$ 53,500

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Limited Term Municipal Income Fund (a fund of Fidelity Municipal Trust) (formerly Fidelity Short-Intermediate Municipal Income Fund) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Limited Term Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Limited Term Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Limited Term Municipal Income Fund	02/18/14	02/14/14	$0.010

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 5.17% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $5,902,984, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Limited Term Municipal Income Fund (formerly known as Fidelity Short-Intermediate Municipal Income Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Limited Term Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STM-UANN-0214
1.787742.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term
Municipal Income Fund

(formerly Fidelity Advisor Short-Intermediate Municipal Income Fund) - Class A,
Class T, Class B and Class C

Annual Report

December 31, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Limited Term
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow. Returns reflect the conversion of Class B shares to Class A shares after a maximum of four years.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Class A (incl. sales charge)	-2.86%	1.99%	2.26%
Class T (incl. sales charge)	-2.91%	2.00%	2.24%
Class B (incl. contingent deferred sales charge) A	-3.79%	2.03%	2.24%
Class C (incl. contingent deferred sales charge) B	-1.84%	1.80%	1.74%

A Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 3%, 0%, and 0%, respectively.

B Class C shares' contingent deferred sales charge included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Municipal Income Fund - Class A on December 31, 2003, and the current 2.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Limited Term Municipal Income Fund: For the year, the fund's Class A, Class T, Class B and Class C shares returned -0.11%, -0.17%, -0.84% and -0.86%, respectively (excluding sales charges), while the Barclays® 1-6 Year Municipal Bond Index advanced 1.02%. Although the fund was helped by its underweighting in Puerto Rico bonds and overweighting in state-backed California debt, these factors were more than offset by the negative effects of our yield-curve positioning. Having less exposure to Puerto Rico bonds, which are exempt from federal, state and local income taxes nationwide, bolstered the fund's performance versus the benchmark. These securities were some of the muni market's worst performers. The fund's larger-than-benchmark stake in California state-backed bonds was helpful because the state's improved economic and fiscal outlook, coupled with the comparatively high yields the bonds offered, drew strong demand from investors. Hurting relative performance was the fund's yield-curve positioning: it owned more short- and longer-term (20+ year) bonds than the index. Longer-term rates rose more than intermediate-term rates, leading to the outperformance of intermediate-maturity bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,007.40	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.73%
Actual		$ 1,000.00	$ 1,006.70	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class B	1.42%
Actual		$ 1,000.00	$ 1,003.20	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class C	1.52%
Actual		$ 1,000.00	$ 1,003.60	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 1,008.00	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,008.60	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.5	12.8
California	12.4	13.0
Illinois	10.9	8.3
Florida	7.8	7.5
Texas	7.6	7.5
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.5	36.1
Electric Utilities	12.9	12.6
Transportation	12.0	9.0
Special Tax	11.1	11.4
Health Care	8.7	9.4
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	2.8	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 10.9%	AAA 11.8%
AA,A 77.0%	AA,A 74.4%
BBB 5.4%	BBB 5.6%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 3.3%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount (000s)	Value (000s)
Arizona - 3.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,162
5% 10/1/16 (FSA Insured)	13,000	14,486
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,255
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,685
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,062
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,800
Series 2008, 5.5% 9/1/16	1,385	1,547
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,169
5% 10/1/20	5,180	5,957
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,114
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,880
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	934
1% 7/1/20 (a)	1,360	1,389
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,889
5% 7/1/18	5,200	5,542
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,806
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,242
Series 2009 B, 5% 7/1/16	5,090	5,652
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (b)(c)	2,300	2,300
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,707
Series 2012 A:
5% 7/1/18	825	948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/19	$ 1,550	$ 1,793
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,330
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,279
5% 7/1/17	3,315	3,605
5% 7/1/18	3,365	3,699
		118,232
California - 11.7%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,011
Series 2013 A, 5% 10/1/22	2,190	2,510
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/17	12,000	13,694
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,119
Series 2009 A:
5% 7/1/15	3,660	3,747
5.25% 7/1/14	1,780	1,825
5.25% 7/1/14 (Escrowed to Maturity)	520	533
California Gen. Oblig.:
5% 9/1/18	7,500	8,736
5% 9/1/19	20,000	23,418
5% 9/1/20	20,000	23,344
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,433
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	2,968
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,321
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,000	4,034
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,441
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (b)	17,000	16,988
0.34%, tender 4/1/16 (b)	30,000	29,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	$ 3,250	$ 3,252
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,030
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,131
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,181
5% 10/1/19	1,490	1,735
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,414
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,510
5% 10/1/19	5,000	5,774
5% 10/1/20	2,525	2,906
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,139
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,747
Series 2009 J, 5% 11/1/17	2,300	2,640
Series 2010 A:
5% 3/1/16	2,000	2,187
5% 3/1/17	5,405	6,098
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,539
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,270
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.483%, tender 12/12/15 (b)	12,500	12,495
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (b)	55,900	55,901
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,681
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/17	12,905	14,818
Series 2013 A:
5% 7/1/18	9,750	11,443
5% 7/1/19	4,400	5,223
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,666
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,601
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,680
5% 3/1/19	2,935	3,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	$ 2,025	$ 2,265
5% 12/1/17	9,790	11,196
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (b)	18,000	17,923
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,360
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,146
5% 7/1/15	2,170	2,322
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,111
5% 7/1/18	2,000	2,315
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,087
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,805
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,066
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,895
5% 6/1/17	3,700	4,128
5% 6/1/18	6,470	7,337
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,686
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,016
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,946
5% 8/1/18	8,000	8,913
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,133
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,964
Series 2009 B, 5% 5/15/14	7,000	7,124
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,168
		442,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 4,200	$ 4,459
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	569
		5,028
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,300	4,349
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,997
Series 2012 C, 5% 6/1/21	23,420	27,306
Series 2012 D, 0.35% 9/15/15 (b)	6,000	6,001
Series 2013 A:
0.2% 3/1/15 (b)	2,800	2,798
0.29% 3/1/16 (b)	1,100	1,095
0.4% 3/1/17 (b)	1,400	1,391
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,925	2,971
Series D, 4% 7/1/14	1,000	1,017
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	8,000	8,558
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,517
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	7,022
5% 8/1/15	1,000	1,068
		81,090
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,932
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,586
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,424
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,024
		15,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,153
5% 12/1/15	4,395	4,717
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,137
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,860
Series 2012 A:
5% 7/1/19	7,000	7,977
5% 7/1/20	15,070	17,129
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,860
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,274
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,087
Series 2011:
4% 12/1/16	1,265	1,368
5% 12/1/17	1,685	1,908
5% 12/1/18	685	780
5% 12/1/19	1,820	2,067
5% 12/1/20	1,000	1,129
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,399
5% 10/1/16	1,530	1,690
5% 10/1/17	1,455	1,634
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,086
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,010
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,213
Series 2009 D, 5.5% 6/1/16	7,910	8,846
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,163
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	746
5% 2/1/18	1,310	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/19	$ 1,000	$ 1,060
5% 2/1/20	1,325	1,386
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,357
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,290
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,961
5% 10/1/20	1,000	1,143
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,533
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,066
5% 9/1/17	1,000	1,119
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,239
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	803
5.25% 10/1/15	3,525	3,766
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,455
5% 10/1/20	2,000	2,314
5% 10/1/21	2,000	2,306
5% 10/1/22	1,000	1,151
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,075
5% 11/15/22	485	513
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,282
5% 7/1/20	1,000	1,128
5% 7/1/21	2,000	2,244
5% 7/1/22	2,000	2,226
5% 7/1/23	2,000	2,199
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,875
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	$ 1,250	$ 1,429
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,142
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,365
5% 10/1/16	1,000	1,099
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,941
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,526
Series 2012, 5% 7/1/19	1,000	1,150
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,719
Series 2010 C, 5% 10/1/17	1,895	2,169
Series 2011 B:
5% 10/1/18	2,250	2,613
5% 10/1/19	2,325	2,720
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,446
5% 10/1/19	1,100	1,274
5% 10/1/20	1,000	1,155
5% 10/1/21	1,000	1,152
5% 10/1/22	1,000	1,149
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	5,012
5% 10/1/19 (c)	2,025	2,264
5% 10/1/18 (c)	2,745	3,095
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,045
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,475
Series 2011, 5% 10/1/19	5,590	6,567
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,796
5% 11/15/17	1,500	1,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (c)	$ 3,000	$ 3,079
5% 10/1/15 (FSA Insured) (c)	2,920	3,138
5% 10/1/16 (FSA Insured) (c)	6,000	6,583
5% 10/1/17 (FSA Insured) (c)	5,000	5,587
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,034
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,273
		294,771
Georgia - 3.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,534
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,807
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,455
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,850
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,786
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,643
5% 1/1/20	4,000	4,652
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,306
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,946
Series 2008 D:
5.75% 1/1/19	14,890	17,344
5.75% 1/1/20	3,555	4,119
Series B, 5% 1/1/17	2,750	3,081
Series GG:
5% 1/1/16	680	741
5% 1/1/20	675	770
5% 1/1/21	1,670	1,894
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,697
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	13,800	13,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	$ 17,900	$ 17,933
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,305
5% 1/1/15	1,040	1,075
5% 1/1/16	2,415	2,555
5% 1/1/18	1,530	1,653
		128,929
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (c)	3,900	4,162
Series 2011, 5% 7/1/19 (c)	4,000	4,540
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,205
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	1,400	1,549
5% 8/1/20 (c)	3,050	3,333
5% 8/1/21 (c)	550	597
5% 8/1/22 (c)	2,075	2,196
5% 8/1/23 (c)	1,435	1,495
		21,077
Illinois - 10.2%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	6,893
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,510
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,583
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,800
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,722
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,421
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,858
Series 2009 A, 5% 1/1/22	2,500	2,651
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	$ 3,000	$ 3,094
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	995
Series 2012 C, 5% 1/1/23	885	932
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,667
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,390
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,235
5% 1/1/22	5,000	5,541
5% 1/1/23	5,900	6,463
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,116
Series 2010 E:
5% 1/1/15 (c)	4,000	4,178
5% 1/1/16 (c)	1,500	1,622
Series 2011 B, 5% 1/1/18	6,500	7,356
Series 2012 A:
5% 1/1/14 (c)	6,000	6,000
5% 1/1/14 (c)	2,000	2,000
5% 1/1/21	1,400	1,566
Series 2012 B, 5% 1/1/21 (c)	4,605	5,042
Series 2013 B, 5% 1/1/22	4,000	4,462
Series 2013 D, 5% 1/1/22	3,220	3,592
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,854
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,214
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	468
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,437
5% 1/1/23	1,200	1,276
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,247
Series 2010 A, 5.25% 11/15/22	4,960	5,372
Series 2011 A, 5.25% 11/15/22	1,000	1,093
Series 2012 C:
5% 11/15/19	3,200	3,679
5% 11/15/20	7,210	8,046
5% 11/15/21	4,970	5,475
5% 11/15/22	1,250	1,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 2,500	$ 2,808
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	5,640	5,643
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,761
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,591
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,340
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	579
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26 (d)	3,565	3,587
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,053
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,253
5% 5/15/17	3,520	3,934
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,023
5.75% 5/1/19	2,650	2,959
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,290
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,868
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,083
Series 2012 A, 5% 5/15/23	1,300	1,376
Series 2012:
5% 9/1/19	1,115	1,245
5% 9/1/20	1,470	1,631
5% 9/1/21	1,645	1,812
5% 9/1/22	2,165	2,367
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,603
Series 2004 B, 5% 3/1/14	15,500	15,613
Series 2004, 5% 11/1/16	11,000	12,110
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 A, 5.5% 6/1/15	$ 1,000	$ 1,065
Series 2007 B, 5% 1/1/17	9,835	10,788
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,875
5% 1/1/21 (FSA Insured)	1,600	1,703
Series 2012:
4% 3/1/14	5,000	5,028
5% 3/1/19	5,500	6,100
5% 8/1/19	2,660	2,952
5% 8/1/20	6,900	7,584
5% 8/1/21	1,400	1,519
5% 8/1/22	5,800	6,200
Series 2013, 5% 7/1/22	1,265	1,353
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,360
5% 5/15/16 (FSA Insured)	2,325	2,508
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,369
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,453
4.5% 6/15/17	6,075	6,729
Series 2010, 5% 6/15/15	8,800	9,385
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,014
5% 6/15/20	6,000	6,238
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,313
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	574
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,480
Metropolitan Pier & Exposition:
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,614
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	697
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,344
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 740	$ 727
0% 11/1/16 (FSA Insured)	2,235	2,143
		383,120
Indiana - 2.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	700	700
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,548
5% 5/1/15	6,420	6,763
Series 2013:
5% 8/15/22	700	787
5% 8/15/23	1,000	1,120
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,304
5% 12/1/15	2,135	2,305
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,555
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,557
Series 2010 A, 5% 2/1/17	2,800	3,164
Series 2012:
5% 3/1/20	650	713
5% 3/1/21	1,225	1,337
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,366
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,238
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,696
5% 1/1/20	1,250	1,437
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	952
5% 10/1/22	1,600	1,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 515	$ 550
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (b)	10,000	10,001
Series 2010 B:
5% 10/1/16	5,000	5,484
5% 10/1/17	5,000	5,574
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,091
4% 1/15/20	1,345	1,450
4% 1/15/21	1,250	1,331
5% 7/15/19	1,680	1,935
5% 7/15/20	1,170	1,338
5% 7/15/21	1,000	1,136
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	552
5% 7/1/15	315	337
5% 7/1/16	500	554
Series Z-1:
5% 7/1/16	1,215	1,346
5% 7/1/17	1,000	1,138
5% 7/1/18	1,500	1,746
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,050
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,066
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,278
		85,353
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,826
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	598
5% 11/15/15	625	675
5% 11/15/16	875	977
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	$ 2,000	$ 2,081
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,503
5% 11/15/15 (Escrowed to Maturity)	6,245	6,785
5% 11/15/16 (Escrowed to Maturity)	5,410	6,098
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,652
5% 11/15/20 (Escrowed to Maturity)	2,745	3,268
		28,539
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	752
4% 2/1/15	1,495	1,540
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,255
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	1,400	1,400
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,816
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,584
1.6%, tender 6/1/17 (b)	8,000	8,072
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,061
		27,480
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.588%, tender 5/1/17 (b)	25,000	24,897
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,191
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,067
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,677
5% 7/1/22	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	$ 2,800	$ 3,076
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,081
		37,095
Maryland - 1.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,579
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,360
Series 2012 D, 0.943%, tender 11/15/17 (b)	14,000	14,086
Series 2013 A:
0.693%, tender 5/15/18 (b)	5,000	4,961
0.713%, tender 5/15/18 (b)	7,100	7,051
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,822
Series 2011 A, 5% 7/1/20	16,000	18,603
		52,462
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,018
5% 5/15/16	4,400	4,872
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,713
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,980
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,583
4% 7/1/16	1,000	1,081
Series Q2:
4% 7/1/15	1,170	1,235
4% 7/1/16	1,000	1,081
5% 7/1/14	1,080	1,106
5% 7/1/17	1,370	1,555
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,550
5% 1/1/16	1,300	1,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	$ 5,900	$ 5,878
4.5% 11/15/18	5,500	5,521
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,113
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,137
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,922
		67,722
Michigan - 3.2%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,208
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,186
5% 5/1/20	2,000	2,174
5% 5/1/21	1,810	1,954
Detroit Swr. Disp. Rev. Series 2006 D, 0.766% 7/1/32 (b)	4,070	2,989
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,418
5% 5/1/20	2,635	3,052
5% 5/1/21	2,150	2,478
5% 5/1/22	1,850	2,109
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,447
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,032
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,423
5% 11/15/19	1,000	1,137
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,203
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,143
Series 2012 A:
5% 6/1/16	2,290	2,464
5% 6/1/17	1,410	1,543
5% 6/1/18	2,430	2,682
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	$ 1,750	$ 1,876
5% 10/1/15	3,250	3,485
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,171
5% 5/1/15	1,845	1,953
5% 5/1/16	1,865	2,008
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,190
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	30,870	30,837
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (c)	1,500	1,563
Series 2010 A, 5% 12/1/18 (c)	1,400	1,567
Series 2011 A, 5% 12/1/19 (c)	22,700	25,295
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,481
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,221
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,550
		120,071
Minnesota - 0.1%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,395
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	611
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,045
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,087
		4,138
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	$ 3,500	$ 3,497
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,979
		19,707
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,622
5% 7/1/18	765	866
		3,488
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,217
Series C:
4% 1/1/15	2,360	2,447
4% 1/1/16	2,195	2,350
		6,014
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	2,975
5% 7/1/15	3,500	3,738
Series 2013 C1, 2.5% 7/1/15 (c)	12,400	12,714
Series 2013 C2, 2% 7/1/14	8,700	8,772
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,797
Series 2012 A, 5% 6/15/19	24,610	28,267
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (c)	3,000	3,044
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,168
Series 2012 B, 5% 8/1/20	2,230	2,609
Series 2013 D1:
5% 3/1/22	11,250	13,026
5% 3/1/23	4,500	5,204
5% 3/1/24	2,700	3,065
		120,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.4%
Manchester Arpt. Rev. Series 2009 B, 5% 1/1/14	$ 3,560	$ 3,560
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,716
4% 7/1/21	1,520	1,511
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,346
5% 2/1/18	2,500	2,838
		13,971
New Jersey - 4.8%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	798
Series 2009 A:
5% 6/15/15	11,285	12,014
5% 6/15/16	6,500	7,149
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K:
5.25% 12/15/14	1,790	1,874
5.5% 12/15/19	8,030	9,469
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,698
Series 2008 W, 5% 3/1/15	10,400	10,963
Series 2009 BB, 5% 9/1/15	3,390	3,648
Series 2011 EE, 5% 9/1/20	5,000	5,720
Series 2012 G, 0.64% 2/1/15 (b)	7,800	7,802
Series 2012 II, 5% 3/1/21	6,800	7,730
Series 2012, 5% 6/15/18	10,600	11,840
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,666
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,878
Series 2013:
5% 12/1/18 (c)	6,000	6,566
5% 12/1/19 (c)	3,850	4,213
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (b)	15,400	15,411
Series 2013 D, 0.59%, tender 1/1/16 (b)	5,000	4,990
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,835
Series 2013 A, 5% 1/1/24	4,345	4,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2013 C, 0.54% 1/1/17 (b)	$ 16,000	$ 15,960
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,701
Series 2003 B. 5.25% 12/15/19	5,500	6,419
Series 2013 A, 5% 6/15/20	18,000	20,558
		182,752
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,654
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,614
Series 2010 A1:
4% 12/1/15	3,700	3,940
4% 12/1/16	6,750	7,352
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,039
		46,599
New York - 11.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,244
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	722
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14 (Escrowed to Maturity)	2,000	2,041
Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,316
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,797
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,832
Series B, 5% 8/1/14	10,000	10,279
Series J8, 0.44% 8/1/21 (b)	7,500	7,491
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,493
Series 2010 B:
5% 11/1/17	15,225	17,563
5% 11/1/17 (Escrowed to Maturity)	14,775	17,099
5% 11/1/20	5,950	6,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	$ 890	$ 967
5% 11/1/17	10,115	11,668
Series 2012 A:
5% 11/1/17	7,000	8,075
5% 11/1/20	4,500	5,263
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,635
Series 2012 A, 4% 5/15/20	8,000	8,775
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,227
Series 2009 D, 5% 6/15/15	16,075	17,171
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	9,965
Series A:
5% 2/15/15	8,775	9,242
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,978
Series 2009 A1, 5% 2/15/15	9,000	9,468
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,787
Series 2008 B, 5% 7/1/15	30,000	32,080
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,025
Series 2009 A:
5% 7/1/15	12,850	13,731
5% 7/1/16	8,390	9,262
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,368
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	6,000	5,995
Series B:
5% 11/15/14	1,350	1,405
5% 11/15/15	2,325	2,524
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.533%, tender 11/1/14 (b)	6,800	6,797
Series 2012 G2, 0.643%, tender 11/1/15 (b)	13,300	13,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,200	$ 6,067
Series 2008 B2:
5% 11/15/19	6,185	7,132
5% 11/15/20	5,500	6,287
5% 11/15/21	4,000	4,523
Series 2010 B2, 4% 11/15/14	2,830	2,921
Series 2012 B, 5% 11/15/22	2,000	2,246
Series 2012 D, 5% 11/15/18	2,515	2,907
Series 2012 E:
4% 11/15/19	4,000	4,394
5% 11/15/21	2,435	2,754
Series 2012 F, 5% 11/15/19	5,000	5,765
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,418
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,129
Series 2011 A1:
5% 4/1/17	1,500	1,693
5% 4/1/18	3,500	4,035
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,167
Series 2011 A, 5% 3/15/21	18,425	21,492
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	22,111
Series 2013 B, 5% 6/1/21	3,400	3,675
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,029
		437,216
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,096
4% 6/1/18	1,280	1,408
4% 6/1/20	1,000	1,083
5% 6/1/19	1,305	1,497
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,419
5% 3/1/18	1,500	1,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	$ 1,600	$ 1,688
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,181
5% 1/1/16	6,035	6,563
Series 2012 D, 5% 1/1/14	3,000	3,000
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,315
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,592
5% 6/1/16	1,000	1,100
5% 6/1/17	3,220	3,636
5% 6/1/18	3,820	4,370
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,862
Series 2008 A, 5.25% 1/1/20	2,000	2,224
Series 2012 A, 5% 1/1/18	18,705	21,369
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.563%, tender 12/1/15 (b)	11,500	11,517
		79,650
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,948
Ohio - 2.4%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,250
5% 6/1/17	3,500	3,817
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,169
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,272
5% 6/15/23	1,855	1,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	$ 760	$ 796
5% 6/1/16 (FSA Insured)	1,105	1,188
5% 6/1/17 (FSA Insured)	1,160	1,267
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,539
Series 2009 C, 5.625% 6/1/18	1,395	1,507
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	7,034
Series 2010 C:
4% 10/1/15	3,200	3,405
5% 10/1/16	1,250	1,394
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,904
Series 2010 A, 5% 10/1/15	1,185	1,281
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,990
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,770
Series 2011 A, 5% 8/1/17	3,070	3,518
Series 2012 C, 5% 9/15/21	4,350	5,107
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,087
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	522
5% 1/15/17	1,000	1,107
Series 2013 A2, 0.26% 1/1/15 (b)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,317
5% 12/1/16 (Escrowed to Maturity)	280	316
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,077
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,012
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,360
		89,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,741
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,707
Oklahoma Dev. Fin. Auth. Rev. Series 2012:
5% 2/15/21	1,600	1,819
5% 2/15/23	2,600	2,912
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,083
		15,262
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,549
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	600
5% 3/15/15	2,500	2,615
5% 3/15/16	1,750	1,889
		7,653
Pennsylvania - 5.3%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (c)	1,350	1,350
5% 1/1/15 (FSA Insured) (c)	1,000	1,042
5% 1/1/16 (FSA Insured) (c)	1,000	1,081
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,415
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,462
5% 8/15/14	1,955	2,012
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,034
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,565
5% 7/1/22	5,200	5,697
5% 1/1/23	3,000	3,218
5% 7/1/23	1,650	1,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,071
5% 7/1/17	1,255	1,355
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,436
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,746
5% 3/1/19	2,310	2,597
5% 3/1/20	2,140	2,402
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.6%, tender 1/2/14 (b)	8,585	8,585
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,223
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,328
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,306
Series 2013 A, 0.66% 12/1/17 (b)	6,400	6,375
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,223
Eighth Series A, 5% 8/1/16	1,000	1,090
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,131
5.375% 7/1/16 (FSA Insured)	2,300	2,530
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,601
5% 12/15/15 (FSA Insured)	5,000	5,399
5% 12/15/16 (FSA Insured)	7,275	8,117
Series 2011:
5.25% 8/1/17	6,165	6,993
5.25% 8/1/18	5,515	6,277
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,470
5% 11/15/18	3,430	3,892
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,930
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A: - continued
5% 6/15/16	$ 6,000	$ 6,619
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,769
5% 2/1/16 (FSA Insured)	5,620	6,064
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,669
Series 2010 A:
4% 9/1/15	1,405	1,490
4% 9/1/15 (Escrowed to Maturity)	45	48
5% 9/1/16 (FSA Insured)	1,685	1,867
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,881
5% 11/15/15	2,420	2,609
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,127
5% 6/1/19	200	225
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,011
5% 4/1/19	1,305	1,471
5% 4/1/20	1,250	1,406
5% 4/1/21	1,000	1,122
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,370
		202,437
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,315
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,133
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	$ 1,000	$ 1,109
5% 5/15/19	1,500	1,662
		12,187
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,363
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,300
5% 12/1/20	1,000	1,163
Series 2012 C, 5% 12/1/17	10,535	12,113
		16,939
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	643
5% 9/1/15	680	726
5% 9/1/16	500	552
5% 9/1/17	490	554
Series 2011:
5% 9/1/17	1,100	1,243
5% 9/1/18	1,200	1,368
5% 9/1/19	1,255	1,424
		6,510
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,119
5% 1/1/20	2,500	2,756
5% 1/1/21	2,500	2,740
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,219
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (c)	1,730	1,887
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,229
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,349
		21,283
Texas - 7.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,772
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,420
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,084
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,153
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,660
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,445
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,860
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,175
Corpus Christi Independent School District 4% 8/15/14	10,140	10,379
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,600
5% 11/1/15	5,000	5,408
Series 2013 F:
5% 11/1/19	2,000	2,287
5% 11/1/20	1,500	1,710
5% 11/1/21	3,000	3,397
5% 11/1/22	5,000	5,654
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,877
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,038
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,388
Grand Parkway Trans. Corp. Bonds Series 2013 C, 2%, tender 2/15/14 (b)	16,500	16,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	$ 1,375	$ 1,501
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (b)	1,565	1,565
0.36% 6/1/15 (b)	1,465	1,465
0.46% 6/1/16 (b)	1,590	1,589
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,035
5% 11/15/16	500	553
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,107
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	10,470	10,475
Series 2012 A, 0.49% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	8,251
Series 2012 A, 5% 7/1/23 (c)	2,000	2,138
Series A:
5% 7/1/15	2,070	2,211
5% 7/1/16	1,080	1,192
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,890
Series 2005 A, 0% 2/15/16	4,500	4,432
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	9,200	9,202
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,438
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,915
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,338
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,166
Series 2012 A, 4% 5/15/14	1,575	1,596
5% 5/15/15	2,120	2,255
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,587
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	$ 2,800	$ 3,151
5% 7/1/18	3,030	3,450
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,011
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 2/3/14 (b)(c)	4,400	4,400
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,681
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,151
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	20,110
1.2%, tender 8/1/17 (b)	30,000	30,021
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,103
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,493
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,144
5% 9/15/21	1,000	1,142
5% 9/15/22	3,440	3,915
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,677
5% 5/15/20	6,000	7,019
5% 5/15/21	5,000	5,868
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,330
5% 2/15/15 (Escrowed to Maturity)	280	295
5% 2/15/16	2,000	2,189
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,474
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	846
5% 8/15/23	1,000	1,105
Series 2013:
4% 9/1/18	400	435
5% 9/1/19	655	739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
Series 2013:
5% 9/1/20	$ 915	$ 1,022
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,252
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,020
5% 9/1/15	835	893
5% 9/1/16	750	828
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,317
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,442
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,233
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,014
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,123
		287,055
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,225
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,372
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,285
Virginia - 0.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	633
5% 7/15/21	400	438
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,819
		2,890
Washington - 2.0%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	$ 1,375	$ 1,569
5% 1/1/21	1,865	2,129
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,151
5% 12/1/17	2,950	3,395
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,795
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (c)	2,000	2,165
5% 2/1/17 (c)	2,500	2,769
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,256
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,860
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,444
4% 1/1/21	2,000	2,157
5% 1/1/20	3,000	3,433
5% 1/1/21	1,770	2,020
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,045
		76,446
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(c)	7,000	7,074
Wisconsin - 0.6%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (c)	1,720	1,852
Series 2013 A:
5% 12/1/20 (c)	1,330	1,475
5% 12/1/22 (c)	1,470	1,601
5.25% 12/1/23 (c)	1,540	1,699
Wisconsin Gen. Oblig. Series 2010 1, 5% 5/1/16	10,000	11,043
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,288
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,650
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,195
5% 12/15/16	1,440	1,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/17	$ 1,540	$ 1,756
Series 2012, 5% 10/1/21	1,400	1,585
		26,751
TOTAL MUNICIPAL BONDS (Cost $3,542,484)		3,612,201
Municipal Notes - 3.4%

California - 0.7%
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (b)	28,000	28,001
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.4% 1/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,000	25,000
Louisiana - 0.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 1/7/14, VRDN (b)	32,000	32,000
New Jersey - 0.1%
Newark Gen. Oblig. TAN 1.5% 2/20/14	4,635	4,636
New York - 1.0%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,555
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,706
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	10,000	10,029
		39,290
TOTAL MUNICIPAL NOTES (Cost $128,905)		128,927
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $3,671,389)		3,741,128
NET OTHER ASSETS (LIABILITIES) - 1.2%		47,153
NET ASSETS - 100%		$ 3,788,281
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,587,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	12/17/12	$ 3,768
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 112
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.5%
Electric Utilities	12.9%
Transportation	12.0%
Special Tax	11.1%
Health Care	8.7%
Water & Sewer	6.2%
Others* (Individually Less Than 5%)	13.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,671,389)		$ 3,741,128
Cash		26,242
Receivable for investments sold		470
Receivable for fund shares sold		8,796
Interest receivable		38,315
Prepaid expenses		8
Other receivables		5
Total assets		3,814,964

Liabilities
Payable for investments purchased	$ 4,500
Payable for fund shares redeemed	18,561
Distributions payable	1,502
Accrued management fee	1,161
Distribution and service plan fees payable	134
Other affiliated payables	775
Other payables and accrued expenses	50
Total liabilities		26,683

Net Assets		$ 3,788,281
Net Assets consist of:
Paid in capital		$ 3,715,631
Undistributed net investment income		50
Accumulated undistributed net realized gain (loss) on investments		2,861
Net unrealized appreciation (depreciation) on investments		69,739
Net Assets		$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($317,599 ÷ 29,738.37 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class T: Net Asset Value and redemption price per share ($24,311 ÷ 2,280.45 shares)	$ 10.66

Maximum offering price per share (100/97.25 of $10.66)	$ 10.96
Class B: Net Asset Value and offering price per share ($531 ÷ 49.75 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($71,237 ÷ 6,682.87 shares)A	$ 10.66

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,167,801 ÷ 297,132.52 shares)	$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,802 ÷ 19,387.08 shares)	$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Interest		$ 93,607
Income from Fidelity Central Funds		112
Total income		93,719

Expenses
Management fee	$ 15,121
Transfer agent fees	4,199
Distribution and service plan fees	1,867
Accounting fees and expenses	625
Custodian fees and expenses	49
Independent trustees' compensation	16
Registration fees	177
Audit	54
Legal	11
Miscellaneous	38
Total expenses before reductions	22,157
Expense reductions	(70)	22,087
Net investment income (loss)		71,632
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,964
Change in net unrealized appreciation (depreciation) on investment securities		(76,421)
Net gain (loss)		(70,457)
Net increase (decrease) in net assets resulting from operations		$ 1,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,632	$ 76,216
Net realized gain (loss)	5,964	5,868
Change in net unrealized appreciation (depreciation)	(76,421)	9,754
Net increase (decrease) in net assets resulting from operations	1,175	91,838
Distributions to shareholders from net investment income	(71,638)	(73,237)
Distributions to shareholders from net realized gain	(3,714)	(4,814)
Total distributions	(75,352)	(78,051)
Share transactions - net increase (decrease)	(480,013)	211,189
Redemption fees	46	50
Total increase (decrease) in net assets	(554,144)	225,026

Net Assets
Beginning of period	4,342,425	4,117,399
End of period (including undistributed net investment income of $50 and undistributed net investment income of $63, respectively)	$ 3,788,281	$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.158	.164	.198	.209	.254
Net realized and unrealized gain (loss)	(.170)	.034	.225	(.016)	.294
Total from investment operations	(.012)	.198	.423	.193	.548
Distributions from net investment income	(.158)	(.156)	(.205)	(.209)	(.258)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.168)	(.168)	(.213)	(.213)	(.258)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Total Return A, B	(.11)%	1.84%	4.03%	1.81%	5.34%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.78%	.79%	.77%	.78%	.78%
Expenses net of all reductions	.78%	.78%	.77%	.77%	.78%
Net investment income (loss)	1.47%	1.51%	1.85%	1.95%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 318	$ 394	$ 336	$ 200	$ 169
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.162	.166	.199	.211	.255
Net realized and unrealized gain (loss)	(.180)	.044	.226	(.026)	.294
Total from investment operations	(.018)	.210	.425	.185	.549
Distributions from net investment income	(.162)	(.158)	(.207)	(.211)	(.259)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.172)	(.170)	(.215)	(.215)	(.259)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return A, B	(.17)%	1.95%	4.05%	1.74%	5.36%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.75%	.76%	.76%	.75%	.77%
Net investment income (loss)	1.50%	1.52%	1.86%	1.97%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 25	$ 26	$ 24	$ 23
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.089	.093	.128	.139	.186
Net realized and unrealized gain (loss)	(.180)	.045	.226	(.026)	.293
Total from investment operations	(.091)	.138	.354	.113	.479
Distributions from net investment income	(.089)	(.086)	(.136)	(.139)	(.189)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.099)	(.098)	(.144)	(.143)	(.189)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Total Return A, B	(.84)%	1.27%	3.36%	1.06%	4.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.44%	1.43%	1.44%	1.46%
Expenses net of fee waivers, if any	1.43%	1.44%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.43%	1.43%	1.42%	1.42%	1.43%
Net investment income (loss)	.82%	.85%	1.19%	1.30%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.077	.082	.117	.129	.175
Net realized and unrealized gain (loss)	(.169)	.035	.226	(.026)	.303
Total from investment operations	(.092)	.117	.343	.103	.478
Distributions from net investment income	(.078)	(.075)	(.125)	(.129)	(.178)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.088)	(.087)	(.133)	(.133)	(.178)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Total Return A, B	(.86)%	1.08%	3.25%	.96%	4.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.53%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.72%	.76%	1.09%	1.20%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 92	$ 79	$ 77	$ 56
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Limited Term Municipal Income

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.191	.197	.228	.240	.284
Net realized and unrealized gain (loss)	(.180)	.045	.227	(.026)	.293
Total from investment operations	.011	.242	.455	.214	.577
Distributions from net investment income	(.191)	(.190)	(.237)	(.240)	(.287)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.201)	(.202)	(.245)	(.244)	(.287)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return A	.10%	2.25%	4.34%	2.02%	5.64%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.48%	.47%	.48%	.48%	.50%
Net investment income (loss)	1.78%	1.81%	2.14%	2.24%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 3,168	$ 3,624	$ 3,523	$ 3,456	$ 3,153
Portfolio turnover rate D	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.184	.191	.224	.235	.281
Net realized and unrealized gain (loss)	(.169)	.045	.216	(.015)	.293
Total from investment operations	.015	.236	.440	.220	.574
Distributions from net investment income	(.185)	(.184)	(.232)	(.236)	(.284)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.195)	(.196)	(.240)	(.240)	(.284)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Total Return A	.14%	2.19%	4.19%	2.07%	5.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.54%	.54%	.52%	.53%	.55%
Expenses net of fee waivers, if any	.54%	.54%	.52%	.53%	.53%
Expenses net of all reductions	.54%	.53%	.52%	.52%	.53%
Net investment income (loss)	1.71%	1.76%	2.09%	2.20%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 206	$ 152	$ 142	$ 92
Portfolio turnover rate D	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) (formerly Fidelity Short-Intermediate Municipal Income Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,387
Gross unrealized depreciation	(23,662)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,725

Tax Cost	$ 3,671,403

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 51
Undistributed long-term capital gain	$ 2,877
Net unrealized appreciation (depreciation)	$ 69,725

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 71,638	$ 73,237
Long-term Capital Gains	3,714	4,814
Total	$ 75,352	$ 78,051

Annual Report

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $768,743 and $826,577, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 980	$ 82
Class T	-%	.25%	65	-*
Class B	.65%	.25%	7	7
Class C	.75%	.25%	815	179
			$ 1,867	$ 268

* Amount represents one hundred fifty one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	14
Class B**	-*
Class C**	18
$ 43

* Amount represents four hundred seventy nine dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 577.15
Class T	29.11
Class B	1.14
Class C	122.15
Limited Term Municipal Income	3,170.09
Institutional Class	300.15
	$ 4,199

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $33 and $37, respectively.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 5,745	$ 5,319
Class T	389	388
Class B	7	11
Class C	585	604
Limited Term Municipal Income	61,526	63,708
Institutional Class	3,386	3,207
Total	$ 71,638	$ 73,237
From net realized gain
Class A	$ 329	$ 428
Class T	24	28
Class B	1	1
Class C	71	102
Limited Term Municipal Income	3,097	4,021
Institutional Class	192	234
Total	$ 3,714	$ 4,814

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	17,258	25,560	$ 186,600	$ 278,216
Reinvestment of distributions	453	425	4,871	4,631
Shares redeemed	(24,258)	(20,723)	(260,966)	(225,499)
Net increase (decrease)	(6,547)	5,262	$ (69,495)	$ 57,348
Class T
Shares sold	1,844	1,057	$ 19,947	$ 11,485
Reinvestment of distributions	36	32	384	347
Shares redeemed	(1,872)	(1,249)	(20,208)	(13,580)
Net increase (decrease)	8	(160)	$ 123	$ (1,748)
Class B
Shares sold	16	19	$ 168	$ 205
Reinvestment of distributions	1	1	6	10
Shares redeemed	(69)	(67)	(740)	(727)
Net increase (decrease)	(52)	(47)	$ (566)	$ (512)

Annual Report

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class C
Shares sold	1,589	2,859	$ 17,079	$ 31,055
Reinvestment of distributions	49	51	522	556
Shares redeemed	(3,466)	(1,674)	(37,229)	(18,183)
Net increase (decrease)	(1,828)	1,236	$ (19,628)	$ 13,428
Limited Term Municipal Income
Shares sold	84,688	93,675	$ 911,728	$ 1,017,592
Reinvestment of distributions	4,446	4,548	47,763	49,424
Shares redeemed	(126,146)	(90,005)	(1,354,126)	(977,843)
Net increase (decrease)	(37,012)	8,218	$ (394,635)	$ 89,173
Institutional Class
Shares sold	12,901	13,388	$ 138,587	$ 145,505
Reinvestment of distributions	212	176	2,276	1,914
Shares redeemed	(12,706)	(8,641)	(136,675)	(93,919)
Net increase (decrease)	407	4,923	$ 4,188	$ 53,500

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Limited Term Municipal Income Fund (a fund of Fidelity Municipal Trust) (formerly Fidelity Short-Intermediate Municipal Income Fund) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Limited Term Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Limited Term Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Class A	02/18/14	02/14/14	$0.010
Class T	02/18/14	02/14/14	$0.010
Class B	02/18/14	02/14/14	$0.010
Class C	02/18/14	02/14/14	$0.010

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 5.17% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $5,902,984, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Limited Term Municipal Income Fund (formerly known as Fidelity Short-Intermediate Municipal Income Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.
Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Limited Term Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTM-UANN-0214
1.796655.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Limited Term

Municipal Income Fund

(formerly Fidelity Advisor Short-Intermediate Municipal Income Fund) - Institutional Class

Annual Report

December 31, 2013

(Fidelity Cover Art)

Institutional Class is a class of
Fidelity® Limited Term
Municipal Income Fund

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Institutional Class	0.14%	2.82%	2.77%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Limited Term Municipal Income Fund - Institutional Class on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Mark Sommer, Lead Portfolio Manager of Fidelity Advisor® Limited Term Municipal Income Fund: For the year, the fund's Institutional Class shares gained 0.14%, while the Barclays® 1-6 Year Municipal Bond Index advanced 1.02%. Although the fund was helped by its underweighting in Puerto Rico bonds and overweighting in state-backed California debt, these factors were more than offset by the negative effects of our yield-curve positioning. Having less exposure to Puerto Rico bonds, which are exempt from federal, state and local income taxes nationwide, bolstered the fund's performance versus the benchmark. These securities were some of the muni market's worst performers. The fund's larger-than-benchmark stake in California state-backed bonds was helpful because the state's improved economic and fiscal outlook, coupled with the comparatively high yields the bonds offered, drew strong demand from investors. Hurting relative performance was the fund's yield-curve positioning: it owned more short- and longer-term (20+ year) bonds than the index. Longer-term rates rose more than intermediate-term rates, leading to the outperformance of intermediate-maturity bonds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Class A	.78%
Actual		$ 1,000.00	$ 1,007.40	$ 3.95
HypotheticalA		$ 1,000.00	$ 1,021.27	$ 3.97
Class T	.73%
Actual		$ 1,000.00	$ 1,006.70	$ 3.69
HypotheticalA		$ 1,000.00	$ 1,021.53	$ 3.72
Class B	1.42%
Actual		$ 1,000.00	$ 1,003.20	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 7.22
Class C	1.52%
Actual		$ 1,000.00	$ 1,003.60	$ 7.68
HypotheticalA		$ 1,000.00	$ 1,017.54	$ 7.73
Limited Term Municipal Income	.48%
Actual		$ 1,000.00	$ 1,008.00	$ 2.43
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,008.60	$ 2.73
HypotheticalA		$ 1,000.00	$ 1,022.48	$ 2.75

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
New York	12.5	12.8
California	12.4	13.0
Illinois	10.9	8.3
Florida	7.8	7.5
Texas	7.6	7.5
Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.5	36.1
Electric Utilities	12.9	12.6
Transportation	12.0	9.0
Special Tax	11.1	11.4
Health Care	8.7	9.4
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	3.2	3.2

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	2.8	2.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 10.9%	AAA 11.8%
AA,A 77.0%	AA,A 74.4%
BBB 5.4%	BBB 5.6%
BB and Below 0.1%	BB and Below 0.2%
Not Rated 2.0%	Not Rated 3.3%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 4.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 95.4%
	Principal Amount (000s)	Value (000s)
Arizona - 3.1%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/14 (FSA Insured)	$ 5,000	$ 5,162
5% 10/1/16 (FSA Insured)	13,000	14,486
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5% 1/1/14	2,255	2,255
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (Pre-Refunded to 9/1/14 @ 100)	6,470	6,685
Series 2005 A1, 5% 9/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,062
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,800
Series 2008, 5.5% 9/1/16	1,385	1,547
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,169
5% 10/1/20	5,180	5,957
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (b)	6,000	6,114
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (b)	4,800	4,880
Maricopa County School District #28 Kyrene Elementary Series 2010 B:
1% 7/1/19 (a)	900	934
1% 7/1/20 (a)	1,360	1,389
Mesa Hwy. Proj. Advancement Series 2011 A:
5% 7/1/17	12,085	12,889
5% 7/1/18	5,200	5,542
Navajo County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Cholla Proj.) Series 2009 A, 1.25%, tender 5/30/14 (b)	2,800	2,806
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,242
Series 2009 B, 5% 7/1/16	5,090	5,652
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (b)(c)	2,300	2,300
Pima County Swr. Sys. Rev.:
Series 2011 B, 5% 7/1/19	3,225	3,707
Series 2012 A:
5% 7/1/18	825	948
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Pima County Swr. Sys. Rev.: - continued
Series 2012 A:
5% 7/1/19	$ 1,550	$ 1,793
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,330
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011:
5% 7/1/16	3,055	3,279
5% 7/1/17	3,315	3,605
5% 7/1/18	3,365	3,699
		118,232
California - 11.7%
Alameda Corridor Trans. Auth. Rev.:
Series 2004 A, 0% 10/1/19	3,600	3,011
Series 2013 A, 5% 10/1/22	2,190	2,510
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/17	12,000	13,694
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (b)	5,000	5,119
Series 2009 A:
5% 7/1/15	3,660	3,747
5.25% 7/1/14	1,780	1,825
5.25% 7/1/14 (Escrowed to Maturity)	520	533
California Gen. Oblig.:
5% 9/1/18	7,500	8,736
5% 9/1/19	20,000	23,418
5% 9/1/20	20,000	23,344
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	1,370	1,433
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (b)	2,900	2,968
Series 2009 F, 5%, tender 7/1/14 (b)	5,200	5,321
(Children's Hosp. of Orange County Proj.) Series 2012 A, 1.86%, tender 7/1/17 (b)	4,000	4,034
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (b)	4,300	4,441
California Infra Eco Dev. Bank Rev. Bonds Series 2013 A1:
0.34%, tender 4/1/16 (b)	17,000	16,988
0.34%, tender 4/1/16 (b)	30,000	29,978
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2003 A, 0.85%, tender 5/1/14 (b)(c)	$ 3,250	$ 3,252
California Pub. Works Board Lease Rev.:
(Dept. of Corrections & Rehab. Proj.) Series 2011 C, 5% 10/1/18	1,750	2,030
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/22	1,000	1,131
(Univ. Proj.) Series 2011 B:
5% 10/1/18	2,740	3,181
5% 10/1/19	1,490	1,735
(Various Cap. Proj.) Series 2012 G, 5% 11/1/22	1,250	1,414
(Various Cap. Projects) Series 2011 A:
5% 10/1/18	6,475	7,510
5% 10/1/19	5,000	5,774
5% 10/1/20	2,525	2,906
(Various Cap. Projs.) Series 2012 A, 5% 4/1/21	1,000	1,139
(Various Judicial Council Projects) Series 2011 D, 5% 12/1/19	4,100	4,747
Series 2009 J, 5% 11/1/17	2,300	2,640
Series 2010 A:
5% 3/1/16	2,000	2,187
5% 3/1/17	5,405	6,098
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2002 C, 5%, tender 5/1/17 (b)	4,000	4,539
Series 2009 E2, 5%, tender 5/1/17 (b)	2,000	2,270
Contra Costa Trans. Auth. Sales Tax Rev. Bonds Series 2012 A, 0.483%, tender 12/12/15 (b)	12,500	12,495
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2011 A2, 0.41%, tender 7/1/14 (b)	55,900	55,901
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2013 A, 4% 6/1/21	3,500	3,681
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 B, 5% 7/1/17	12,905	14,818
Series 2013 A:
5% 7/1/18	9,750	11,443
5% 7/1/19	4,400	5,223
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,666
Los Angeles Gen. Oblig. Series 2011 B, 5% 9/1/18	20,960	24,601
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C:
4.625% 3/1/18	1,500	1,680
5% 3/1/19	2,935	3,353
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	$ 2,025	$ 2,265
5% 12/1/17	9,790	11,196
Metropolitan Wtr. District of Southern California Wtr. Rev. Bonds Series 2011 A2, 0.21%, tender 5/1/15 (b)	18,000	17,923
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,360
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/14	1,120	1,146
5% 7/1/15	2,170	2,322
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,111
5% 7/1/18	2,000	2,315
Oakland Unified School District Alameda County Series 2013, 5.5% 8/1/23	1,000	1,087
Port of Oakland Rev. Series 2012 P, 5% 5/1/21 (c)	2,500	2,805
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (b)	7,115	7,066
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A:
4% 6/1/17	1,750	1,895
5% 6/1/17	3,700	4,128
5% 6/1/18	6,470	7,337
Sacramento Muni. Util. District Elec. Rev. Series 2011 X, 5% 8/15/21	4,000	4,686
Sacramento Pwr. Auth. Cogeneration Proj. Rev. Series 2005 A, 5% 7/1/18 (AMBAC Insured)	2,890	3,016
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,946
5% 8/1/18	8,000	8,913
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	1,133
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A, 5% 5/15/15	1,845	1,964
Series 2009 B, 5% 5/15/14	7,000	7,124
Stockton Unified School District Gen. Oblig. 5% 7/1/18 (FSA Insured)	1,035	1,168
		442,420
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - 0.1%
Colorado Health Facilities Auth. Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C4, 4%, tender 11/12/15 (b)	$ 4,200	$ 4,459
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	569
		5,028
Connecticut - 2.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds Series 2011 A, 1.55%, tender 4/1/15 (b)(c)	4,300	4,349
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	10,500	10,997
Series 2012 C, 5% 6/1/21	23,420	27,306
Series 2012 D, 0.35% 9/15/15 (b)	6,000	6,001
Series 2013 A:
0.2% 3/1/15 (b)	2,800	2,798
0.29% 3/1/16 (b)	1,100	1,095
0.4% 3/1/17 (b)	1,400	1,391
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (b)	2,925	2,971
Series D, 4% 7/1/14	1,000	1,017
Connecticut Hsg. Fin. Auth. Series 2013 B2, 4% 11/15/32	8,000	8,558
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Series 2011 A, 5% 12/1/18	5,575	6,517
New Haven Gen. Oblig. Series 2013 A:
2% 8/1/14	6,960	7,022
5% 8/1/15	1,000	1,068
		81,090
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,932
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,586
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (b)	8,500	9,424
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,024
		15,966
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - 7.8%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	$ 4,000	$ 4,153
5% 12/1/15	4,395	4,717
Broward County Arpt. Sys. Rev. Series 2012 Q1, 5% 10/1/21	1,000	1,137
Broward County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,860
Series 2012 A:
5% 7/1/19	7,000	7,977
5% 7/1/20	15,070	17,129
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,005	14,860
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,274
Clearwater Wtr. and Swr. Rev.:
Series 2009 B, 5% 12/1/14	2,000	2,087
Series 2011:
4% 12/1/16	1,265	1,368
5% 12/1/17	1,685	1,908
5% 12/1/18	685	780
5% 12/1/19	1,820	2,067
5% 12/1/20	1,000	1,129
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14	1,355	1,399
5% 10/1/16	1,530	1,690
5% 10/1/17	1,455	1,634
Escambia County Solid Waste Disp. Rev. Bonds (Gulf Pwr. Co. Proj.) Series 2009, 1.35%, tender 6/2/15 (b)	1,900	1,906
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,086
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	8,600	10,010
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2009 C, 5% 6/1/20	3,625	4,213
Series 2009 D, 5.5% 6/1/16	7,910	8,846
Florida Dept. of Envir. Protection Rev. Series 2012 A, 5% 7/1/19	15,800	18,163
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A:
5% 2/1/17	700	746
5% 2/1/18	1,310	1,399
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dev. Fin. Corp. Healthcare Facility Rev. (Univ. Health Proj.) Series 2013 A: - continued
5% 2/1/19	$ 1,000	$ 1,060
5% 2/1/20	1,325	1,386
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,010	21,357
Florida Muni. Pwr. Agcy. Rev. (Stanton II Proj.) Series 2012 A, 5% 10/1/18	2,850	3,290
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2011 C:
5% 10/1/19	1,705	1,961
5% 10/1/20	1,000	1,143
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2009 E, 5% 11/15/15	2,345	2,533
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,066
5% 9/1/17	1,000	1,119
JEA Wtr. & Swr. Sys. Rev. Series 2010 D, 5% 10/1/21	1,945	2,239
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	803
5.25% 10/1/15	3,525	3,766
Manatee County Rev. Series 2013:
5% 10/1/19	1,250	1,455
5% 10/1/20	2,000	2,314
5% 10/1/21	2,000	2,306
5% 10/1/22	1,000	1,151
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series 2012:
5% 11/15/21	1,000	1,075
5% 11/15/22	485	513
Miami-Dade County Expressway Auth. (Waste Mgmt., Inc. of Florida Proj.):
Series 2013, 5% 7/1/19	2,000	2,282
5% 7/1/20	1,000	1,128
5% 7/1/21	2,000	2,244
5% 7/1/22	2,000	2,226
5% 7/1/23	2,000	2,199
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B:
5% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,790	4,875
5% 6/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,875	4,032
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/19	$ 1,250	$ 1,429
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,142
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,365
5% 10/1/16	1,000	1,099
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,941
Orlando & Orange County Expressway Auth. Rev.:
Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,526
Series 2012, 5% 7/1/19	1,000	1,150
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 C, 5% 10/1/17	1,500	1,719
Series 2010 C, 5% 10/1/17	1,895	2,169
Series 2011 B:
5% 10/1/18	2,250	2,613
5% 10/1/19	2,325	2,720
Pasco County School District Sales Tax Rev. Series 2013:
5% 10/1/18	1,250	1,446
5% 10/1/19	1,100	1,274
5% 10/1/20	1,000	1,155
5% 10/1/21	1,000	1,152
5% 10/1/22	1,000	1,149
Pasco County Solid Waste Disp. & Resource Recovery Sys. Rev.:
Series 2011:
5% 10/1/17 (c)	4,465	5,012
5% 10/1/19 (c)	2,025	2,264
5% 10/1/18 (c)	2,745	3,095
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.) 5% 7/1/14	2,000	2,045
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2011 B, 5% 10/1/18	4,700	5,475
Series 2011, 5% 10/1/19	5,590	6,567
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,796
5% 11/15/17	1,500	1,713
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (c)	$ 3,000	$ 3,079
5% 10/1/15 (FSA Insured) (c)	2,920	3,138
5% 10/1/16 (FSA Insured) (c)	6,000	6,583
5% 10/1/17 (FSA Insured) (c)	5,000	5,587
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/20	1,800	2,034
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,273
		294,771
Georgia - 3.4%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.):
Fifth Series 1994, 2.3%, tender 4/1/14 (b)	8,500	8,534
Fourth Series 1994, 1.2%, tender 4/1/14 (b)	4,800	4,807
Second Series 1994, 1.2%, tender 4/1/14 (b)	3,450	3,455
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (b)	12,500	11,850
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009, 5% 11/1/14	7,490	7,786
Fulton County Wtr. & Swr. Rev. Series 2011:
5% 1/1/19	4,000	4,643
5% 1/1/20	4,000	4,652
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Combined Cycle Proj.) Series A, 5% 11/1/18	2,000	2,306
(Proj. One):
Series 2008 A, 5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,946
Series 2008 D:
5.75% 1/1/19	14,890	17,344
5.75% 1/1/20	3,555	4,119
Series B, 5% 1/1/17	2,750	3,081
Series GG:
5% 1/1/16	680	741
5% 1/1/20	675	770
5% 1/1/21	1,670	1,894
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series R, 5% 10/1/21	5,000	5,697
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Bonds Series 2000 A, 0.31%, tender 9/1/14 (b)	13,800	13,783
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 0.8%, tender 7/1/14 (b)	$ 17,900	$ 17,933
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,305
5% 1/1/15	1,040	1,075
5% 1/1/16	2,415	2,555
5% 1/1/18	1,530	1,653
		128,929
Hawaii - 0.6%
Hawaii Arpts. Sys. Rev.:
Series 2010 B, 5% 7/1/15 (c)	3,900	4,162
Series 2011, 5% 7/1/19 (c)	4,000	4,540
Hawaii Gen. Oblig. Series DR, 5% 6/1/16 (Escrowed to Maturity)	2,895	3,205
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/19 (c)	1,400	1,549
5% 8/1/20 (c)	3,050	3,333
5% 8/1/21 (c)	550	597
5% 8/1/22 (c)	2,075	2,196
5% 8/1/23 (c)	1,435	1,495
		21,077
Illinois - 10.2%
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (FGIC Insured)	10,000	6,893
Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,510
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,583
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999:
0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	6,800
0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,722
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,805	8,421
Series1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,755	11,858
Series 2009 A, 5% 1/1/22	2,500	2,651
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig.: - continued
Series 2012 B:
5.125% 1/1/15 (AMBAC Insured)	$ 3,000	$ 3,094
5.125% 1/1/15 (Pre-Refunded to 1/1/14 @ 100)	995	995
Series 2012 C, 5% 1/1/23	885	932
Series A, 5% 1/1/17 (FSA Insured)	3,465	3,667
Series B, 5% 1/1/17 (FSA Insured)	5,115	5,390
Chicago Midway Arpt. Rev.:
Bonds Series 2010 B, 5%, tender 1/1/15 (b)	5,000	5,235
5% 1/1/22	5,000	5,541
5% 1/1/23	5,900	6,463
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2010 D, 5.25% 1/1/17 (c)	1,000	1,116
Series 2010 E:
5% 1/1/15 (c)	4,000	4,178
5% 1/1/16 (c)	1,500	1,622
Series 2011 B, 5% 1/1/18	6,500	7,356
Series 2012 A:
5% 1/1/14 (c)	6,000	6,000
5% 1/1/14 (c)	2,000	2,000
5% 1/1/21	1,400	1,566
Series 2012 B, 5% 1/1/21 (c)	4,605	5,042
Series 2013 B, 5% 1/1/22	4,000	4,462
Series 2013 D, 5% 1/1/22	3,220	3,592
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,854
Chicago Transit Auth. Cap. Grant Receipts Rev.:
5% 6/1/19 (Assured Guaranty Corp. Insured)	2,085	2,214
5% 6/1/19 (Assured Guaranty Corp. Insured) (Pre-Refunded to 12/1/16 @ 100)	415	468
Chicago Wastewtr. Transmission Rev. Series 2012:
5% 1/1/19	1,310	1,437
5% 1/1/23	1,200	1,276
Cook County Gen. Oblig.:
Series 2009 C, 5% 11/15/21	8,575	9,247
Series 2010 A, 5.25% 11/15/22	4,960	5,372
Series 2011 A, 5.25% 11/15/22	1,000	1,093
Series 2012 C:
5% 11/15/19	3,200	3,679
5% 11/15/20	7,210	8,046
5% 11/15/21	4,970	5,475
5% 11/15/22	1,250	1,356
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 2,500	$ 2,808
Granite City Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2002, 0.85%, tender 5/1/14 (b)(c)	5,640	5,643
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.):
Series 2010 B, 2.625%, tender 8/1/15 (b)	9,500	9,761
Series 2010, 2.125%, tender 7/1/14 (b)	12,500	12,591
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,340
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	579
(Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26 (d)	3,565	3,587
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5% 7/1/15	1,000	1,053
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,253
5% 5/15/17	3,520	3,934
(Provena Health Proj.) Series 2010 A:
5% 5/1/14	2,000	2,023
5.75% 5/1/19	2,650	2,959
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,290
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,868
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (b)	4,000	4,083
Series 2012 A, 5% 5/15/23	1,300	1,376
Series 2012:
5% 9/1/19	1,115	1,245
5% 9/1/20	1,470	1,631
5% 9/1/21	1,645	1,812
5% 9/1/22	2,165	2,367
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,603
Series 2004 B, 5% 3/1/14	15,500	15,613
Series 2004, 5% 11/1/16	11,000	12,110
Series 2005, 5% 4/1/17 (AMBAC Insured)	8,050	8,400
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2007 A, 5.5% 6/1/15	$ 1,000	$ 1,065
Series 2007 B, 5% 1/1/17	9,835	10,788
Series 2010:
5% 1/1/15 (FSA Insured)	20,000	20,875
5% 1/1/21 (FSA Insured)	1,600	1,703
Series 2012:
4% 3/1/14	5,000	5,028
5% 3/1/19	5,500	6,100
5% 8/1/19	2,660	2,952
5% 8/1/20	6,900	7,584
5% 8/1/21	1,400	1,519
5% 8/1/22	5,800	6,200
Series 2013, 5% 7/1/22	1,265	1,353
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,360
5% 5/15/16 (FSA Insured)	2,325	2,508
Series 2003 A, 5% 5/15/17 (FSA Insured)	2,150	2,369
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,453
4.5% 6/15/17	6,075	6,729
Series 2010, 5% 6/15/15	8,800	9,385
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
4% 6/15/20	1,000	1,014
5% 6/15/20	6,000	6,238
Kane County Forest Preserve District Series 2012, 4% 12/15/14	3,200	3,313
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity)	580	574
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,480
Metropolitan Pier & Exposition:
Series A, 0% 6/15/14 (Escrowed to Maturity)	8,625	8,614
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	697
Univ. of Illinois Rev. 0% 4/1/14	2,350	2,344
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (FSA Insured)	875	870
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Will County Cmnty. Unit School District #365-U: - continued
0% 11/1/16 (Escrowed to Maturity)	$ 740	$ 727
0% 11/1/16 (FSA Insured)	2,235	2,143
		383,120
Indiana - 2.3%
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	700	700
Indiana Fin. Auth. Hosp. Rev.:
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,548
5% 5/1/15	6,420	6,763
Series 2013:
5% 8/15/22	700	787
5% 8/15/23	1,000	1,120
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	1,250	1,304
5% 12/1/15	2,135	2,305
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,555
(Wabash Valley Correctional Facility Proj.) Series 2009 A, 5% 7/1/14	2,500	2,557
Series 2010 A, 5% 2/1/17	2,800	3,164
Series 2012:
5% 3/1/20	650	713
5% 3/1/21	1,225	1,337
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (b)	4,000	4,366
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2001 A2, 1.6%, tender 2/1/17 (b)	2,200	2,238
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A:
5% 1/1/19	1,470	1,696
5% 1/1/20	1,250	1,437
Indiana State Fin. Auth. Wastewtr. (CWA Auth. Proj.) Series 2012 A:
5% 10/1/20	825	952
5% 10/1/22	1,600	1,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series F, 5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 515	$ 550
Indianapolis Thermal Energy Sys.:
Bonds Series 2013 B, 0.73%, tender 8/1/14 (b)	10,000	10,001
Series 2010 B:
5% 10/1/16	5,000	5,484
5% 10/1/17	5,000	5,574
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/19	1,000	1,091
4% 1/15/20	1,345	1,450
4% 1/15/21	1,250	1,331
5% 7/15/19	1,680	1,935
5% 7/15/20	1,170	1,338
5% 7/15/21	1,000	1,136
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	552
5% 7/1/15	315	337
5% 7/1/16	500	554
Series Z-1:
5% 7/1/16	1,215	1,346
5% 7/1/17	1,000	1,138
5% 7/1/18	1,500	1,746
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,050
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,066
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,278
		85,353
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,826
Kansas - 0.8%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	598
5% 11/15/15	625	675
5% 11/15/16	875	977
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	3,100	2,902
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14 (Escrowed to Maturity)	$ 2,000	$ 2,081
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14 (Escrowed to Maturity)	2,405	2,503
5% 11/15/15 (Escrowed to Maturity)	6,245	6,785
5% 11/15/16 (Escrowed to Maturity)	5,410	6,098
Series 2011 IV A:
5% 11/15/18 (Escrowed to Maturity)	2,250	2,652
5% 11/15/20 (Escrowed to Maturity)	2,745	3,268
		28,539
Kentucky - 0.7%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	752
4% 2/1/15	1,495	1,540
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,255
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series A, 0.62%, tender 3/3/14 (b)(c)	1,400	1,400
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,816
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds:
(Louisville Gas and Elec. Co. Proj.) Series 2007 B:
1.15%, tender 6/1/17 (b)	2,600	2,584
1.6%, tender 6/1/17 (b)	8,000	8,072
(Louisville Gas and Electronic Co. Proj.) Series 2003 A, 1.65%, tender 4/3/17 (b)	6,000	6,061
		27,480
Louisiana - 1.0%
Louisiana Gas & Fuel Tax Rev. Bonds Series 2013 B, 0.588%, tender 5/1/17 (b)	25,000	24,897
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A, 5% 7/1/16	2,000	2,191
(Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	3,000	3,067
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/21	1,500	1,677
5% 7/1/22	1,000	1,106
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	$ 2,800	$ 3,076
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,081
		37,095
Maryland - 1.4%
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/14	3,500	3,579
Bonds:
(Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (b)	2,225	2,360
Series 2012 D, 0.943%, tender 11/15/17 (b)	14,000	14,086
Series 2013 A:
0.693%, tender 5/15/18 (b)	5,000	4,961
0.713%, tender 5/15/18 (b)	7,100	7,051
Montgomery County Gen. Oblig.:
(Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,822
Series 2011 A, 5% 7/1/20	16,000	18,603
		52,462
Massachusetts - 1.8%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,018
5% 5/15/16	4,400	4,872
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2006 B, 5.25% 7/1/18	2,300	2,713
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	12,980
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,583
4% 7/1/16	1,000	1,081
Series Q2:
4% 7/1/15	1,170	1,235
4% 7/1/16	1,000	1,081
5% 7/1/14	1,080	1,106
5% 7/1/17	1,370	1,555
(Tufts Med. Ctr. Proj.) Series I:
5% 1/1/14	1,550	1,550
5% 1/1/16	1,300	1,377
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Dev. Fin. Agcy. Rev.: - continued
Bonds Series 2013 U-6E, 0.61%, tender 9/30/16 (b)	$ 5,900	$ 5,878
4.5% 11/15/18	5,500	5,521
Massachusetts Edl. Fing. Auth. Rev. Series 2013, 5% 7/1/19 (c)	4,725	5,113
Massachusetts Gen. Oblig. Series 2004 B, 5.25% 8/1/20	12,700	15,137
Medford Gen. Oblig. Series 2011 B, 4% 3/1/19	3,570	3,922
		67,722
Michigan - 3.2%
Big Rapids Pub. School District 5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,208
Detroit School District Series 2012 A:
5% 5/1/19	2,000	2,186
5% 5/1/20	2,000	2,174
5% 5/1/21	1,810	1,954
Detroit Swr. Disp. Rev. Series 2006 D, 0.766% 7/1/32 (b)	4,070	2,989
Grand Blanc Cmnty. Schools Series 2013:
5% 5/1/19	1,225	1,418
5% 5/1/20	2,635	3,052
5% 5/1/21	2,150	2,478
5% 5/1/22	1,850	2,109
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,447
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2003 A, 5.25% 5/15/14 (FSA Insured)	2,000	2,032
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/18	1,250	1,423
5% 11/15/19	1,000	1,137
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (b)	2,200	2,203
Michigan Fin. Auth. Rev.:
Series 2008 B2, 5% 6/1/15	1,090	1,143
Series 2012 A:
5% 6/1/16	2,290	2,464
5% 6/1/17	1,410	1,543
5% 6/1/18	2,430	2,682
Michigan Hosp. Fin. Auth. Rev. (McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,232
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/15	$ 1,750	$ 1,876
5% 10/1/15	3,250	3,485
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/14	2,140	2,171
5% 5/1/15	1,845	1,953
5% 5/1/16	1,865	2,008
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	2,070	2,190
Univ. of Michigan Rev. Bonds 0.26%, tender 4/1/15 (b)	30,870	30,837
Wayne County Arpt. Auth. Rev.:
(Detroit Metropolitan Wayne County Arpt. Proj.) Series 2012 A, 5% 12/1/14 (c)	1,500	1,563
Series 2010 A, 5% 12/1/18 (c)	1,400	1,567
Series 2011 A, 5% 12/1/19 (c)	22,700	25,295
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,481
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,221
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,550
		120,071
Minnesota - 0.1%
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,395
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	611
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,045
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,087
		4,138
Mississippi - 0.5%
Mississippi Bus. Fin. Corp. Rev. Bonds (Pwr. Co. Proj.) Series 2010, 1.625%, tender 1/12/18 (b)	12,400	12,231
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Gen. Oblig. (Cap. Impts. Proj.) Series 2012 D, 0.59% 9/1/17 (b)	$ 3,500	$ 3,497
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity)	4,000	3,979
		19,707
Missouri - 0.1%
Saint Louis Arpt. Rev. Series 2013:
2% 7/1/14	2,600	2,622
5% 7/1/18	765	866
		3,488
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev.:
Series 2012 C, 5% 1/1/22	1,100	1,217
Series C:
4% 1/1/15	2,360	2,447
4% 1/1/16	2,195	2,350
		6,014
Nevada - 3.2%
Clark County Arpt. Rev.:
Series 2008 E:
5% 7/1/14	2,905	2,975
5% 7/1/15	3,500	3,738
Series 2013 C1, 2.5% 7/1/15 (c)	12,400	12,714
Series 2013 C2, 2% 7/1/14	8,700	8,772
Clark County School District:
Series 2005 A, 5% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	21,215	22,797
Series 2012 A, 5% 6/15/19	24,610	28,267
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (c)	3,000	3,044
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	12,140	14,168
Series 2012 B, 5% 8/1/20	2,230	2,609
Series 2013 D1:
5% 3/1/22	11,250	13,026
5% 3/1/23	4,500	5,204
5% 3/1/24	2,700	3,065
		120,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - 0.4%
Manchester Arpt. Rev. Series 2009 B, 5% 1/1/14	$ 3,560	$ 3,560
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2012:
4% 7/1/20	2,705	2,716
4% 7/1/21	1,520	1,511
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/17	3,000	3,346
5% 2/1/18	2,500	2,838
		13,971
New Jersey - 4.8%
New Jersey Ctfs. of Prtn.:
Series 2008 A, 5% 6/15/15	750	798
Series 2009 A:
5% 6/15/15	11,285	12,014
5% 6/15/16	6,500	7,149
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 K:
5.25% 12/15/14	1,790	1,874
5.5% 12/15/19	8,030	9,469
Series 2005 O, 5% 3/1/20 (Pre-Refunded to 3/1/15 @ 100)	6,350	6,698
Series 2008 W, 5% 3/1/15	10,400	10,963
Series 2009 BB, 5% 9/1/15	3,390	3,648
Series 2011 EE, 5% 9/1/20	5,000	5,720
Series 2012 G, 0.64% 2/1/15 (b)	7,800	7,802
Series 2012 II, 5% 3/1/21	6,800	7,730
Series 2012, 5% 6/15/18	10,600	11,840
New Jersey Gen. Oblig. Series O, 5.25% 8/1/22	3,930	4,666
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2010 1A, 5% 12/1/15	4,500	4,878
Series 2013:
5% 12/1/18 (c)	6,000	6,566
5% 12/1/19 (c)	3,850	4,213
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds:
Series 2012 A, 0.81%, tender 12/22/14 (b)	15,400	15,411
Series 2013 D, 0.59%, tender 1/1/16 (b)	5,000	4,990
Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity)	2,675	2,835
Series 2013 A, 5% 1/1/24	4,345	4,850
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Tpk. Auth. Tpk. Rev.: - continued
Series 2013 C, 0.54% 1/1/17 (b)	$ 16,000	$ 15,960
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,701
Series 2003 B. 5.25% 12/15/19	5,500	6,419
Series 2013 A, 5% 6/15/20	18,000	20,558
		182,752
New Mexico - 1.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (b)	22,100	22,654
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,614
Series 2010 A1:
4% 12/1/15	3,700	3,940
4% 12/1/16	6,750	7,352
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,039
		46,599
New York - 11.5%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured) (FSA Insured)	1,100	1,244
5% 7/1/19 (Assured Guaranty Corp. Insured) (FSA Insured)	640	722
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2003 B, 5.25% 6/1/14 (Escrowed to Maturity)	2,000	2,041
Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	5,000	5,316
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,797
New York City Gen. Oblig.:
Series 2005 F1, 5% 9/1/15	3,560	3,832
Series B, 5% 8/1/14	10,000	10,279
Series J8, 0.44% 8/1/21 (b)	7,500	7,491
New York City Transitional Fin. Auth. Rev.:
Series 2003 B, 5% 2/1/20	3,000	3,493
Series 2010 B:
5% 11/1/17	15,225	17,563
5% 11/1/17 (Escrowed to Maturity)	14,775	17,099
5% 11/1/20	5,950	6,890
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2010 D:
5% 11/1/15 (Escrowed to Maturity)	$ 890	$ 967
5% 11/1/17	10,115	11,668
Series 2012 A:
5% 11/1/17	7,000	8,075
5% 11/1/20	4,500	5,263
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev.:
(State Univ. Proj.) Series 2012 A, 5% 5/15/20	4,000	4,635
Series 2012 A, 4% 5/15/20	8,000	8,775
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A, 5% 3/15/15	4,000	4,227
Series 2009 D, 5% 6/15/15	16,075	17,171
Series 2010 A, 5% 2/15/14 (Escrowed to Maturity)	10	10
Series 2012 A, 5% 12/15/20	8,500	9,965
Series A:
5% 2/15/15	8,775	9,242
5% 2/15/15 (Escrowed to Maturity)	5	5
New York Dorm. Auth. Revs.:
(Mental Health Svcs. Facilities Proj.):
Series 2008 D, 5% 8/15/14	7,755	7,978
Series 2009 A1, 5% 2/15/15	9,000	9,468
(St. Lawrence Univ.) Series 2008, 5% 7/1/14 (Escrowed to Maturity)	3,700	3,787
Series 2008 B, 5% 7/1/15	30,000	32,080
Series 2008 D, 5.25% 8/15/17 (FSA Insured)	7,000	8,025
Series 2009 A:
5% 7/1/15	12,850	13,731
5% 7/1/16	8,390	9,262
New York Local Govt. Assistance Corp. Series 2003 A, 5% 4/1/18	12,400	14,368
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Bonds Series 2008 B, 0.29%, tender 11/1/14 (b)	6,000	5,995
Series B:
5% 11/15/14	1,350	1,405
5% 11/15/15	2,325	2,524
New York Metropolitan Trans. Auth. Rev.:
Bonds:
Series 2012 G1, 0.533%, tender 11/1/14 (b)	6,800	6,797
Series 2012 G2, 0.643%, tender 11/1/15 (b)	13,300	13,281
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,200	$ 6,067
Series 2008 B2:
5% 11/15/19	6,185	7,132
5% 11/15/20	5,500	6,287
5% 11/15/21	4,000	4,523
Series 2010 B2, 4% 11/15/14	2,830	2,921
Series 2012 B, 5% 11/15/22	2,000	2,246
Series 2012 D, 5% 11/15/18	2,515	2,907
Series 2012 E:
4% 11/15/19	4,000	4,394
5% 11/15/21	2,435	2,754
Series 2012 F, 5% 11/15/19	5,000	5,765
New York Thruway Auth. Gen. Rev. Series 2013 A, 5% 5/1/19	20,400	23,418
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/17	1,000	1,129
Series 2011 A1:
5% 4/1/17	1,500	1,693
5% 4/1/18	3,500	4,035
New York Urban Dev. Corp. Rev.:
Series 2009 C, 5% 12/15/16	17,000	19,167
Series 2011 A, 5% 3/15/21	18,425	21,492
Tobacco Settlement Fing. Corp.:
Series 2011, 5% 6/1/16	20,000	22,111
Series 2013 B, 5% 6/1/21	3,400	3,675
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity)	4,685	5,029
		437,216
North Carolina - 2.1%
Dare County Ctfs. of Prtn. Series 2012 B:
4% 6/1/17	1,000	1,096
4% 6/1/18	1,280	1,408
4% 6/1/20	1,000	1,083
5% 6/1/19	1,305	1,497
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,419
5% 3/1/18	1,500	1,730
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5% 11/1/15 (FSA Insured)	$ 1,600	$ 1,688
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev.:
Series 2010 A:
5% 1/1/15	4,000	4,181
5% 1/1/16	6,035	6,563
Series 2012 D, 5% 1/1/14	3,000	3,000
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,315
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,592
5% 6/1/16	1,000	1,100
5% 6/1/17	3,220	3,636
5% 6/1/18	3,820	4,370
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	3,862
Series 2008 A, 5.25% 1/1/20	2,000	2,224
Series 2012 A, 5% 1/1/18	18,705	21,369
Univ. of North Carolina at Chapel Hill Rev. Bonds Series 2012 A, 0.563%, tender 12/1/15 (b)	11,500	11,517
		79,650
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,948
Ohio - 2.4%
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	3,035	3,250
5% 6/1/17	3,500	3,817
Cincinnati City School District 5.25% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,555	4,169
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,093
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/22	2,145	2,272
5% 6/15/23	1,855	1,945
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (FSA Insured)	$ 760	$ 796
5% 6/1/16 (FSA Insured)	1,105	1,188
5% 6/1/17 (FSA Insured)	1,160	1,267
Ohio Air Quality Dev. Auth. Rev.:
Bonds (Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (b)	5,500	5,539
Series 2009 C, 5.625% 6/1/18	1,395	1,507
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	6,505	7,034
Series 2010 C:
4% 10/1/15	3,200	3,405
5% 10/1/16	1,250	1,394
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/15	4,535	4,904
Series 2010 A, 5% 10/1/15	1,185	1,281
Ohio Gen. Oblig.:
(Common Schools Proj.) Series 2010 A, 5% 9/15/17	2,600	2,990
(Higher Ed. Proj.) Series 2010 A, 5% 8/1/17	3,290	3,770
Series 2011 A, 5% 8/1/17	3,070	3,518
Series 2012 C, 5% 9/15/21	4,350	5,107
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,087
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	522
5% 1/15/17	1,000	1,107
Series 2013 A2, 0.26% 1/1/15 (b)	1,430	1,430
Ohio State Univ. Gen. Receipts Series 2010 A:
5% 12/1/16	4,720	5,317
5% 12/1/16 (Escrowed to Maturity)	280	316
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 7/1/15 (b)	5,000	5,077
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	10,225	11,012
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5% 12/1/14	2,275	2,360
		89,474
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.4%
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	$ 2,700	$ 2,741
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,707
Oklahoma Dev. Fin. Auth. Rev. Series 2012:
5% 2/15/21	1,600	1,819
5% 2/15/23	2,600	2,912
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,083
		15,262
Oregon - 0.2%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (b)	2,500	2,549
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/14	595	600
5% 3/15/15	2,500	2,615
5% 3/15/16	1,750	1,889
		7,653
Pennsylvania - 5.3%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (c)	1,350	1,350
5% 1/1/15 (FSA Insured) (c)	1,000	1,042
5% 1/1/16 (FSA Insured) (c)	1,000	1,081
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series 2008 B, 5% 6/15/14	1,385	1,415
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,462
5% 8/15/14	1,955	2,012
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (b)	2,000	2,034
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B:
5% 1/1/22	5,000	5,565
5% 7/1/22	5,200	5,697
5% 1/1/23	3,000	3,218
5% 7/1/23	1,650	1,746
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	$ 1,000	$ 1,071
5% 7/1/17	1,255	1,355
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,436
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/18	2,455	2,746
5% 3/1/19	2,310	2,597
5% 3/1/20	2,140	2,402
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2010 B, 0.6%, tender 1/2/14 (b)	8,585	8,585
Pennsylvania Gen. Oblig. Series 2011, 5% 7/1/21	1,900	2,223
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,328
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2009 B, 5% 12/1/17	12,500	14,306
Series 2013 A, 0.66% 12/1/17 (b)	6,400	6,375
Philadelphia Gas Works Rev.:
(1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,223
Eighth Series A, 5% 8/1/16	1,000	1,090
Seventeenth Series:
5.375% 7/1/15 (FSA Insured)	2,000	2,131
5.375% 7/1/16 (FSA Insured)	2,300	2,530
Philadelphia Gen. Oblig.:
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,601
5% 12/15/15 (FSA Insured)	5,000	5,399
5% 12/15/16 (FSA Insured)	7,275	8,117
Series 2011:
5.25% 8/1/17	6,165	6,993
5.25% 8/1/18	5,515	6,277
Philadelphia Muni. Auth. Rev. Series 2013 A:
5% 11/15/17	6,635	7,470
5% 11/15/18	3,430	3,892
Philadelphia School District Series 2010 C, 5% 9/1/16	13,610	14,930
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	15,990
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A: - continued
5% 6/15/16	$ 6,000	$ 6,619
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (FSA Insured)	4,580	4,769
5% 2/1/16 (FSA Insured)	5,620	6,064
Pittsburgh School District:
Series 2009 A, 3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,669
Series 2010 A:
4% 9/1/15	1,405	1,490
4% 9/1/15 (Escrowed to Maturity)	45	48
5% 9/1/16 (FSA Insured)	1,685	1,867
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/14	4,690	4,881
5% 11/15/15	2,420	2,609
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011:
5% 6/1/18	1,000	1,127
5% 6/1/19	200	225
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2012:
5% 4/1/14	1,000	1,011
5% 4/1/19	1,305	1,471
5% 4/1/20	1,250	1,406
5% 4/1/21	1,000	1,122
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,370
		202,437
Puerto Rico - 0.1%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2012 A, 5% 7/1/21	6,000	4,315
Rhode Island - 0.3%
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,133
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,283
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A:
5% 5/15/18	$ 1,000	$ 1,109
5% 5/15/19	1,500	1,662
		12,187
South Carolina - 0.4%
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2011, 5% 11/1/19	1,190	1,363
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig.:
Series 2012 B:
5% 12/1/17	2,000	2,300
5% 12/1/20	1,000	1,163
Series 2012 C, 5% 12/1/17	10,535	12,113
		16,939
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	643
5% 9/1/15	680	726
5% 9/1/16	500	552
5% 9/1/17	490	554
Series 2011:
5% 9/1/17	1,100	1,243
5% 9/1/18	1,200	1,368
5% 9/1/19	1,255	1,424
		6,510
Tennessee - 0.6%
Knox County Health Edl. & Hsg. Facilities Series 2012 A:
5% 1/1/19	1,925	2,119
5% 1/1/20	2,500	2,756
5% 1/1/21	2,500	2,740
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,219
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (c)	1,730	1,887
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	1,984
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A: - continued
5% 7/1/17	$ 1,100	$ 1,229
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,349
		21,283
Texas - 7.6%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,772
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series 2006 A, 6% 1/1/14	1,420	1,420
Austin Elec. Util. Sys. Rev.:
Series A, 5% 11/15/15	1,000	1,084
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,153
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,660
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,445
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,860
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,175
Corpus Christi Independent School District 4% 8/15/14	10,140	10,379
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A:
5% 11/1/14	2,500	2,600
5% 11/1/15	5,000	5,408
Series 2013 F:
5% 11/1/19	2,000	2,287
5% 11/1/20	1,500	1,710
5% 11/1/21	3,000	3,397
5% 11/1/22	5,000	5,654
Dallas Wtrwks. & Swr. Sys. Rev. Series 2011, 5% 10/1/18	1,600	1,877
Fort Worth Independent School District Series 2009, 5% 2/15/16	3,690	4,038
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,388
Grand Parkway Trans. Corp. Bonds Series 2013 C, 2%, tender 2/15/14 (b)	16,500	16,528
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Grapevine Gen. Oblig. Series 2009, 5% 2/15/16	$ 1,375	$ 1,501
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Memorial Hermann Health Sys. Proj.) Series 2013 B:
0.26% 6/1/14 (b)	1,565	1,565
0.36% 6/1/15 (b)	1,465	1,465
0.46% 6/1/16 (b)	1,590	1,589
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/14	1,000	1,035
5% 11/15/16	500	553
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5% 8/15/14	1,075	1,107
Bonds Series 2012 B, 0.65%, tender 8/15/15 (b)	10,470	10,475
Series 2012 A, 0.49% 8/15/15 (b)	1,300	1,300
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/17 (c)	7,380	8,251
Series 2012 A, 5% 7/1/23 (c)	2,000	2,138
Series A:
5% 7/1/15	2,070	2,211
5% 7/1/16	1,080	1,192
Houston Independent School District:
Bonds Series 2012, 2%, tender 6/1/14 (b)	5,850	5,890
Series 2005 A, 0% 2/15/16	4,500	4,432
Houston Util. Sys. Rev. Bonds Series 2012 C, 0.66%, tender 8/1/16 (b)	9,200	9,202
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,438
Leander Independent School District Series 2001, 6% 8/15/14 (Escrowed to Maturity)	1,850	1,915
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,338
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,507
Lower Colorado River Auth. Rev.:
Series 2010, 5% 5/15/17	2,805	3,166
Series 2012 A, 4% 5/15/14	1,575	1,596
5% 5/15/15	2,120	2,255
5% 5/15/15 (Escrowed to Maturity)	5	5
5% 5/15/16	2,355	2,587
5% 5/15/16 (Escrowed to Maturity)	5	6
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,608
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B:
5% 7/1/17	$ 2,800	$ 3,151
5% 7/1/18	3,030	3,450
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	2,011
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 0.7%, tender 2/3/14 (b)(c)	4,400	4,400
North Harris County Reg'l. Wtr. Auth. Series 2013, 4% 12/15/22	1,580	1,681
North Texas Tollway Auth. Rev. Bonds Series 2012 C, 1.95%, tender 1/1/19 (b)	8,500	8,151
Northside Independent School District Bonds:
1%, tender 6/1/16 (b)	20,000	20,110
1.2%, tender 8/1/17 (b)	30,000	30,021
Sam Rayburn Muni. Pwr. Agcy. Series 2012, 5% 10/1/20	1,000	1,103
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2012 A, 2%, tender 12/1/14 (b)	8,370	8,493
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/20	1,000	1,144
5% 9/15/21	1,000	1,142
5% 9/15/22	3,440	3,915
San Antonio Wtr. Sys. Rev. Series 2012:
4% 5/15/19	1,500	1,677
5% 5/15/20	6,000	7,019
5% 5/15/21	5,000	5,868
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,220	2,330
5% 2/15/15 (Escrowed to Maturity)	280	295
5% 2/15/16	2,000	2,189
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,474
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/21	750	846
5% 8/15/23	1,000	1,105
Series 2013:
4% 9/1/18	400	435
5% 9/1/19	655	739
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.: - continued
Series 2013:
5% 9/1/20	$ 915	$ 1,022
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	3,840	4,252
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,020
5% 9/1/15	835	893
5% 9/1/16	750	828
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2012 B, 1.25%, tender 2/15/15 (b)	6,300	6,317
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/25	2,200	2,442
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,233
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,014
Univ. of Texas Board of Regents Sys. Rev. Series 2010 B, 5% 8/15/21	1,800	2,123
		287,055
Utah - 0.0%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/17	1,090	1,225
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,372
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,285
Virginia - 0.1%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A:
4% 7/15/20	605	633
5% 7/15/21	400	438
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (b)	1,800	1,819
		2,890
Washington - 2.0%
Energy Northwest Elec. Rev. Series 2012 A, 5% 7/1/19	30,000	35,258
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/20	$ 1,375	$ 1,569
5% 1/1/21	1,865	2,129
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,151
5% 12/1/17	2,950	3,395
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (c)	2,500	2,795
Port of Seattle Rev. Series 2010 C:
5% 2/1/16 (c)	2,000	2,165
5% 2/1/17 (c)	2,500	2,769
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,256
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,860
Tacoma Elec. Sys. Rev. Series 2013 A:
4% 1/1/20	5,000	5,444
4% 1/1/21	2,000	2,157
5% 1/1/20	3,000	3,433
5% 1/1/21	1,770	2,020
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A, 5% 8/15/14	2,000	2,045
		76,446
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2.25%, tender 9/1/16 (b)(c)	7,000	7,074
Wisconsin - 0.6%
Milwaukee County Arpt. Rev.:
Series 2010 B, 5% 12/1/15 (c)	1,720	1,852
Series 2013 A:
5% 12/1/20 (c)	1,330	1,475
5% 12/1/22 (c)	1,470	1,601
5.25% 12/1/23 (c)	1,540	1,699
Wisconsin Gen. Oblig. Series 2010 1, 5% 5/1/16	10,000	11,043
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,288
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,650
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	1,105	1,195
5% 12/15/16	1,440	1,607
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/17	$ 1,540	$ 1,756
Series 2012, 5% 10/1/21	1,400	1,585
		26,751
TOTAL MUNICIPAL BONDS (Cost $3,542,484)		3,612,201
Municipal Notes - 3.4%

California - 0.7%
Golden Empire School Fing. Auth. BAN (Kern High School District Proj.) Series 2013, 0.36% 5/1/14 (b)	28,000	28,001
Illinois - 0.7%
Chicago Gen. Oblig. Series 2003 B2, 0.4% 1/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	25,000	25,000
Louisiana - 0.9%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.35% 1/7/14, VRDN (b)	32,000	32,000
New Jersey - 0.1%
Newark Gen. Oblig. TAN 1.5% 2/20/14	4,635	4,636
New York - 1.0%
Broome County Gen. Oblig. BAN 1.5% 5/8/14	25,470	25,555
Nassau County Gen. Oblig. BAN Series 2013 A, 2% 2/5/14	3,700	3,706
Rockland County Gen. Oblig. RAN 2.25% 3/14/14	10,000	10,029
		39,290
TOTAL MUNICIPAL NOTES (Cost $128,905)		128,927
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $3,671,389)		3,741,128
NET OTHER ASSETS (LIABILITIES) - 1.2%		47,153
NET ASSETS - 100%		$ 3,788,281
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,587,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Illinois Fin. Auth. Rev. (Kewanee Hosp. Proj.) Series 2006, 5% 8/15/26	12/17/12	$ 3,768
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 112
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	35.5%
Electric Utilities	12.9%
Transportation	12.0%
Special Tax	11.1%
Health Care	8.7%
Water & Sewer	6.2%
Others* (Individually Less Than 5%)	13.6%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,671,389)		$ 3,741,128
Cash		26,242
Receivable for investments sold		470
Receivable for fund shares sold		8,796
Interest receivable		38,315
Prepaid expenses		8
Other receivables		5
Total assets		3,814,964

Liabilities
Payable for investments purchased	$ 4,500
Payable for fund shares redeemed	18,561
Distributions payable	1,502
Accrued management fee	1,161
Distribution and service plan fees payable	134
Other affiliated payables	775
Other payables and accrued expenses	50
Total liabilities		26,683

Net Assets		$ 3,788,281
Net Assets consist of:
Paid in capital		$ 3,715,631
Undistributed net investment income		50
Accumulated undistributed net realized gain (loss) on investments		2,861
Net unrealized appreciation (depreciation) on investments		69,739
Net Assets		$ 3,788,281

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	December 31, 2013

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($317,599 ÷ 29,738.37 shares)	$ 10.68

Maximum offering price per share (100/97.25 of $10.68)	$ 10.98
Class T: Net Asset Value and redemption price per share ($24,311 ÷ 2,280.45 shares)	$ 10.66

Maximum offering price per share (100/97.25 of $10.66)	$ 10.96
Class B: Net Asset Value and offering price per share ($531 ÷ 49.75 shares)A	$ 10.67

Class C: Net Asset Value and offering price per share ($71,237 ÷ 6,682.87 shares)A	$ 10.66

Limited Term Municipal Income: Net Asset Value, offering price and redemption price per share ($3,167,801 ÷ 297,132.52 shares)	$ 10.66

Institutional Class: Net Asset Value, offering price and redemption price per share ($206,802 ÷ 19,387.08 shares)	$ 10.67

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended December 31, 2013

Investment Income
Interest		$ 93,607
Income from Fidelity Central Funds		112
Total income		93,719

Expenses
Management fee	$ 15,121
Transfer agent fees	4,199
Distribution and service plan fees	1,867
Accounting fees and expenses	625
Custodian fees and expenses	49
Independent trustees' compensation	16
Registration fees	177
Audit	54
Legal	11
Miscellaneous	38
Total expenses before reductions	22,157
Expense reductions	(70)	22,087
Net investment income (loss)		71,632
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5,964
Change in net unrealized appreciation (depreciation) on investment securities		(76,421)
Net gain (loss)		(70,457)
Net increase (decrease) in net assets resulting from operations		$ 1,175

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 71,632	$ 76,216
Net realized gain (loss)	5,964	5,868
Change in net unrealized appreciation (depreciation)	(76,421)	9,754
Net increase (decrease) in net assets resulting from operations	1,175	91,838
Distributions to shareholders from net investment income	(71,638)	(73,237)
Distributions to shareholders from net realized gain	(3,714)	(4,814)
Total distributions	(75,352)	(78,051)
Share transactions - net increase (decrease)	(480,013)	211,189
Redemption fees	46	50
Total increase (decrease) in net assets	(554,144)	225,026

Net Assets
Beginning of period	4,342,425	4,117,399
End of period (including undistributed net investment income of $50 and undistributed net investment income of $63, respectively)	$ 3,788,281	$ 4,342,425

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.83	$ 10.62	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.158	.164	.198	.209	.254
Net realized and unrealized gain (loss)	(.170)	.034	.225	(.016)	.294
Total from investment operations	(.012)	.198	.423	.193	.548
Distributions from net investment income	(.158)	(.156)	(.205)	(.209)	(.258)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.168)	(.168)	(.213)	(.213)	(.258)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.68	$ 10.86	$ 10.83	$ 10.62	$ 10.64
Total Return A, B	(.11)%	1.84%	4.03%	1.81%	5.34%
Ratios to Average Net Assets D, F
Expenses before reductions	.78%	.79%	.77%	.78%	.79%
Expenses net of fee waivers, if any	.78%	.79%	.77%	.78%	.78%
Expenses net of all reductions	.78%	.78%	.77%	.77%	.78%
Net investment income (loss)	1.47%	1.51%	1.85%	1.95%	2.41%
Supplemental Data
Net assets, end of period (in millions)	$ 318	$ 394	$ 336	$ 200	$ 169
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) C	.162	.166	.199	.211	.255
Net realized and unrealized gain (loss)	(.180)	.044	.226	(.026)	.294
Total from investment operations	(.018)	.210	.425	.185	.549
Distributions from net investment income	(.162)	(.158)	(.207)	(.211)	(.259)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.172)	(.170)	(.215)	(.215)	(.259)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return A, B	(.17)%	1.95%	4.05%	1.74%	5.36%
Ratios to Average Net Assets D, F
Expenses before reductions	.75%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.75%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.75%	.76%	.76%	.75%	.77%
Net investment income (loss)	1.50%	1.52%	1.86%	1.97%	2.42%
Supplemental Data
Net assets, end of period (in millions)	$ 24	$ 25	$ 26	$ 24	$ 23
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.86	$ 10.82	$ 10.61	$ 10.64	$ 10.35
Income from Investment Operations
Net investment income (loss) C	.089	.093	.128	.139	.186
Net realized and unrealized gain (loss)	(.180)	.045	.226	(.026)	.293
Total from investment operations	(.091)	.138	.354	.113	.479
Distributions from net investment income	(.089)	(.086)	(.136)	(.139)	(.189)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.099)	(.098)	(.144)	(.143)	(.189)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.67	$ 10.86	$ 10.82	$ 10.61	$ 10.64
Total Return A, B	(.84)%	1.27%	3.36%	1.06%	4.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.43%	1.44%	1.43%	1.44%	1.46%
Expenses net of fee waivers, if any	1.43%	1.44%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.43%	1.43%	1.42%	1.42%	1.43%
Net investment income (loss)	.82%	.85%	1.19%	1.30%	1.77%
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 2	$ 2	$ 3
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.84	$ 10.81	$ 10.60	$ 10.63	$ 10.33
Income from Investment Operations
Net investment income (loss) C	.077	.082	.117	.129	.175
Net realized and unrealized gain (loss)	(.169)	.035	.226	(.026)	.303
Total from investment operations	(.092)	.117	.343	.103	.478
Distributions from net investment income	(.078)	(.075)	(.125)	(.129)	(.178)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.088)	(.087)	(.133)	(.133)	(.178)
Redemption fees added to paid in capital C, G	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.84	$ 10.81	$ 10.60	$ 10.63
Total Return A, B	(.86)%	1.08%	3.25%	.96%	4.66%
Ratios to Average Net Assets D, F
Expenses before reductions	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of fee waivers, if any	1.54%	1.53%	1.53%	1.52%	1.53%
Expenses net of all reductions	1.53%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.72%	.76%	1.09%	1.20%	1.67%
Supplemental Data
Net assets, end of period (in millions)	$ 71	$ 92	$ 79	$ 77	$ 56
Portfolio turnover rate E	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Limited Term Municipal Income

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.60	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.191	.197	.228	.240	.284
Net realized and unrealized gain (loss)	(.180)	.045	.227	(.026)	.293
Total from investment operations	.011	.242	.455	.214	.577
Distributions from net investment income	(.191)	(.190)	(.237)	(.240)	(.287)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.201)	(.202)	(.245)	(.244)	(.287)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.66	$ 10.85	$ 10.81	$ 10.60	$ 10.63
Total Return A	.10%	2.25%	4.34%	2.02%	5.64%
Ratios to Average Net Assets C, E
Expenses before reductions	.48%	.48%	.48%	.48%	.50%
Expenses net of fee waivers, if any	.48%	.48%	.48%	.48%	.50%
Expenses net of all reductions	.48%	.47%	.48%	.48%	.50%
Net investment income (loss)	1.78%	1.81%	2.14%	2.24%	2.69%
Supplemental Data
Net assets, end of period (in millions)	$ 3,168	$ 3,624	$ 3,523	$ 3,456	$ 3,153
Portfolio turnover rate D	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 10.85	$ 10.81	$ 10.61	$ 10.63	$ 10.34
Income from Investment Operations
Net investment income (loss) B	.184	.191	.224	.235	.281
Net realized and unrealized gain (loss)	(.169)	.045	.216	(.015)	.293
Total from investment operations	.015	.236	.440	.220	.574
Distributions from net investment income	(.185)	(.184)	(.232)	(.236)	(.284)
Distributions from net realized gain	(.010)	(.012)	(.008)	(.004)	-
Total distributions	(.195)	(.196)	(.240)	(.240)	(.284)
Redemption fees added to paid in capital B, F	-	-	-	-	-
Net asset value, end of period	$ 10.67	$ 10.85	$ 10.81	$ 10.61	$ 10.63
Total Return A	.14%	2.19%	4.19%	2.07%	5.61%
Ratios to Average Net Assets C, E
Expenses before reductions	.54%	.54%	.52%	.53%	.55%
Expenses net of fee waivers, if any	.54%	.54%	.52%	.53%	.53%
Expenses net of all reductions	.54%	.53%	.52%	.52%	.53%
Net investment income (loss)	1.71%	1.76%	2.09%	2.20%	2.66%
Supplemental Data
Net assets, end of period (in millions)	$ 207	$ 206	$ 152	$ 142	$ 92
Portfolio turnover rate D	20%	21%	22%	15%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Fidelity Limited Term Municipal Income Fund (the Fund) (formerly Fidelity Short-Intermediate Municipal Income Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Limited Term Municipal Income and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of four years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 93,387
Gross unrealized depreciation	(23,662)
Net unrealized appreciation (depreciation) on securities and other investments	$ 69,725

Tax Cost	$ 3,671,403

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 51
Undistributed long-term capital gain	$ 2,877
Net unrealized appreciation (depreciation)	$ 69,725

The tax character of distributions paid was as follows:

	December 31, 2013	December 31, 2012
Tax-exempt Income	$ 71,638	$ 73,237
Long-term Capital Gains	3,714	4,814
Total	$ 75,352	$ 78,051

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $768,743 and $826,577, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 980	$ 82
Class T	-%	.25%	65	-*
Class B	.65%	.25%	7	7
Class C	.75%	.25%	815	179
			$ 1,867	$ 268

* Amount represents one hundred fifty one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 3.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 11
Class T	14
Class B**	-*
Class C**	18
$ 43

* Amount represents four hundred seventy nine dollars.

** When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for the Fund's Class A, Class T, Class B, Class C, Limited Term Municipal Income and Institutional Class shares. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund, to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees - continued

pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 577.15
Class T	29.11
Class B	1.14
Class C	122.15
Limited Term Municipal Income	3,170.09
Institutional Class	300.15
	$ 4,199

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $33 and $37, respectively.

Annual Report

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended December 31,	2013	2012
From net investment income
Class A	$ 5,745	$ 5,319
Class T	389	388
Class B	7	11
Class C	585	604
Limited Term Municipal Income	61,526	63,708
Institutional Class	3,386	3,207
Total	$ 71,638	$ 73,237
From net realized gain
Class A	$ 329	$ 428
Class T	24	28
Class B	1	1
Class C	71	102
Limited Term Municipal Income	3,097	4,021
Institutional Class	192	234
Total	$ 3,714	$ 4,814

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class A
Shares sold	17,258	25,560	$ 186,600	$ 278,216
Reinvestment of distributions	453	425	4,871	4,631
Shares redeemed	(24,258)	(20,723)	(260,966)	(225,499)
Net increase (decrease)	(6,547)	5,262	$ (69,495)	$ 57,348
Class T
Shares sold	1,844	1,057	$ 19,947	$ 11,485
Reinvestment of distributions	36	32	384	347
Shares redeemed	(1,872)	(1,249)	(20,208)	(13,580)
Net increase (decrease)	8	(160)	$ 123	$ (1,748)
Class B
Shares sold	16	19	$ 168	$ 205
Reinvestment of distributions	1	1	6	10
Shares redeemed	(69)	(67)	(740)	(727)
Net increase (decrease)	(52)	(47)	$ (566)	$ (512)

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Share Transactions - continued

	Shares		Dollars
Years ended December 31,	2013	2012	2013	2012
Class C
Shares sold	1,589	2,859	$ 17,079	$ 31,055
Reinvestment of distributions	49	51	522	556
Shares redeemed	(3,466)	(1,674)	(37,229)	(18,183)
Net increase (decrease)	(1,828)	1,236	$ (19,628)	$ 13,428
Limited Term Municipal Income
Shares sold	84,688	93,675	$ 911,728	$ 1,017,592
Reinvestment of distributions	4,446	4,548	47,763	49,424
Shares redeemed	(126,146)	(90,005)	(1,354,126)	(977,843)
Net increase (decrease)	(37,012)	8,218	$ (394,635)	$ 89,173
Institutional Class
Shares sold	12,901	13,388	$ 138,587	$ 145,505
Reinvestment of distributions	212	176	2,276	1,914
Shares redeemed	(12,706)	(8,641)	(136,675)	(93,919)
Net increase (decrease)	407	4,923	$ 4,188	$ 53,500

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Limited Term Municipal Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Limited Term Municipal Income Fund (a fund of Fidelity Municipal Trust) (formerly Fidelity Short-Intermediate Municipal Income Fund) at December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Limited Term Municipal Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Limited Term Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities and dividends derived from net investment income:

	Pay Date	Record Date	Capital Gains
Institutional Class	02/18/14	02/14/14	$0.010

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 5.17% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2013, $5,902,984, or, if subsequently determined to be different, the net capital gain of such year.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Limited Term Municipal Income Fund (formerly known as Fidelity Short-Intermediate Municipal Income Fund)

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Limited Term Municipal Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of the retail class ranked below its competitive median for 2012, the total expense ratio of Class B ranked equal to its competitive median for 2012, and the total expense ratio of each of Class A, Class T, Class C, and Institutional Class ranked above its competitive median for 2012. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. The Board considered that Class T is primarily sold load-waived in the retirement plan market, where its 0.50% 12b-1 fee is comparable to the 12b-1 fees of the no-load classes with which it competes in the retirement plan market. The Board noted the total expense ratio of Class C was above the competitive median primarily because of higher 12b-1 fees as compared to competitor funds. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ASTMI-UANN-0214
1.796657.110

Fidelity®

Pennsylvania Municipal
Income Fund

and

Fidelity
Pennsylvania Municipal
Money Market Fund

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Pennsylvania Municipal Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Annual Report

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Fidelity® Pennsylvania Municipal Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended December 31, 2013	Past 1 year	Past 5 years	Past 10 years
Fidelity Pennsylvania Municipal Income Fund	-2.50%	5.11%	3.96%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Pennsylvania Municipal Income Fund on December 31, 2003. The chart shows how the value of your investment would have changed, and also shows how the Barclays® Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Speculation that the Federal Reserve could begin tapering its aggressive monetary stimulus program, coupled with the challenges of some high-profile issuers, weighed on municipal bonds during the 12-month period ending December 31, 2013, resulting in a -2.55% return for the Barclays® Municipal Bond Index. The muni market was relatively steady from January through April 2013, as interest rates remained in a narrow range. But from May through August, the market came under severe pressure when U.S. bonds sold off as the Fed hinted it might curtail its purchases of government bonds, stoking fears of higher interest rates. In addition, the isolated difficulties of a few prominent muni issuers - Puerto Rico with its stagnant economy, Detroit with its bankruptcy petition, and Illinois with overwhelming underfunded pension obligations - prompted investors to sell muni bonds. Munis regained some momentum in September and October, after the Fed delayed tapering and value-seeking investors returned to the market. But munis retreated in November and December when stronger-than-expected economic data and the Fed's decision to begin reducing its bond buying in January 2014 put upward pressure on bond yields. Throughout the period, underlying credit fundamentals improved, most notably revenue gains for states and better conditions for local issuers amid rising property values and sales and income tax increases.

Comments from Mark Sommer, Portfolio Manager of Fidelity® Pennsylvania Municipal Income Fund: For the year, the fund returned -2.50%, while the Barclays® Pennsylvania Enhanced Municipal Bond Index returned -1.91%. The fund's underweighted position in Pennsylvania Turnpike bonds detracted. These securities performed comparatively well amid speculation that the Pennsylvania Turnpike Commission will not be expected to subsidize other transportation systems in the state to the same extent as previously feared. Underweighting housing bonds was another key factor behind the fund's underperformance. Housing bonds outperformed the Pennsylvania municipal market due to two factors: investor demand for higher-yielding securities prior to the muni market's summer sell-off and improving sentiment toward the sector as many Pennsylvania housing markets recovered. My decision to underweight bonds backed by the state bolstered the fund's performance. These securities lagged the overall Pennsylvania market and the national muni market, due in large measure to concern that Pennsylvania's economic and fiscal outlook appeared more challenging when compared to many other states, as well as their relatively rich valuations at the beginning of the period.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value July 1, 2013	Ending Account Value December 31, 2013	Expenses Paid During Period* July 1, 2013 to December 31, 2013
Fidelity Pennsylvania Municipal Income Fund	.49%
Actual		$ 1,000.00	$ 1,003.70	$ 2.47
HypotheticalA		$ 1,000.00	$ 1,022.74	$ 2.50
Fidelity Pennsylvania Municipal Money Market Fund	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investment Changes (Unaudited)

Top Five Sectors as of December 31, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	26.7	30.8
Health Care	23.3	21.4
Education	15.0	14.4
Electric Utilities	10.8	8.3
Transportation	10.7	10.2
Weighted Average Maturity as of December 31, 2013
		6 months ago
Years	6.9	6.0

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013
6 months ago
Years	7.6	7.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
AAA 0.7%	AAA 0.7%
AA,A 84.8%	AA,A 88.1%
BBB 12.7%	BBB 8.4%
BB and Below 0.7%	BB and Below 0.6%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 2.2%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount	Value
Guam - 0.6%
Guam Int'l. Arpt. Auth. Rev. Series 2013 C:
5% 10/1/17 (c)	$ 600,000	$ 636,846
6.25% 10/1/34 (c)	700,000	705,495
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/24 (FSA Insured)	900,000	969,192
		2,311,533
Pennsylvania - 96.2%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,081,040
Allegheny County Arpt. Auth. Rev.:
(Pittsburgh Int'l. Arpt. Proj.):
Series A1, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	3,000,000	3,000,000
Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,545,000	2,736,333
Series 2006 B:
5% 1/1/21 (FGIC Insured) (c)	3,190,000	3,517,517
5% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,650,000	1,804,292
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,226,520
Allegheny County Sanitation Auth. Swr. Rev.:
Series 2010, 5% 6/1/40 (FSA Insured)	6,690,000	6,767,537
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,725,000	1,761,311
Annville-Cleona School District 6% 3/1/28	270,000	281,054
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 A, 2.7%, tender 4/2/18 (b)	4,000,000	3,954,040
Berks County Muni. Auth. Rev. Series 2012 A, 5% 11/1/40	3,590,000	3,563,542
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	270,320
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,035,000	1,205,640
Central Bradford Prog. Auth. Rev. Series 2011, 5.375% 12/1/41	2,000,000	2,061,540
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	2,000,000	2,254,380
Chambersburg Area School District:
Series 2007:
5.25% 3/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,091,200
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Chambersburg Area School District: - continued
Series 2007: - continued
5.25% 3/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,000,000	$ 2,086,880
5.25% 3/1/29	1,585,000	1,647,798
Commonwealth Fing. Auth. Rev. Series 2013 A2:
5% 6/1/24	800,000	867,880
5% 6/1/25	1,175,000	1,265,064
5% 6/1/26	1,250,000	1,330,150
5% 6/1/42	4,000,000	3,916,640
Cumberland County Muni. Auth. Rev. (Dickinson College Proj.) Series 2012:
5% 11/1/37	1,520,000	1,536,097
5% 11/1/42	3,000,000	3,001,920
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,310,800
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,322,966
Delaware County Auth. Univ. Rev.:
Series 2010, 5.25% 12/1/31	2,450,000	2,584,456
Series 2012:
5% 8/1/21	350,000	397,079
5% 8/1/22	300,000	338,268
Doylestown Hosp. Auth. Hosp. Rev. Series 2013 A, 5% 7/1/27	2,500,000	2,471,025
East Stroudsburg Area School District Series 2007 A:
7.5% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,182,310
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,562,184
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 B, 5% 7/1/23	2,600,000	2,751,840
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	2,750,000	2,829,090
Fox Chapel Area School District Series 2013:
4% 8/1/22	500,000	535,995
5% 8/1/31	3,080,000	3,305,148
5% 8/1/34	1,000,000	1,057,510
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5.3% 7/1/30	1,770,000	1,833,773
5.375% 7/1/42	2,130,000	2,142,141
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,117,707
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	$ 2,500,000	$ 2,656,150
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,802,960
Mifflin County School District Series 2007:
7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,295,010
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,342,943
Monroe County Hosp. Auth. Rev. (Pocono Med. Ctr. Proj.) Series 2012 A:
5% 1/1/32	1,400,000	1,372,336
5% 1/1/41	1,750,000	1,637,003
Monroeville Fin. Auth. UPMC Rev. Series 2012:
5% 2/15/26	1,500,000	1,617,360
5% 2/15/27	3,625,000	3,843,443
Montgomery County Indl. Dev. Series 2012 A, 5% 10/1/41	5,000,000	4,904,000
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,214,480
Series 2012 A:
5% 6/1/23	3,850,000	4,150,801
5% 6/1/24	1,500,000	1,593,990
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,109,560
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	929,781
Mount Lebanon School District Series 2009 A, 5% 2/15/15	500,000	525,655
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,326,996
5.25% 8/15/18	1,450,000	1,566,044
Northampton County Gen. Oblig. Series 2012 B:
5% 10/1/23	1,000,000	1,137,940
5% 10/1/25	2,500,000	2,790,225
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/24	1,745,000	1,876,608
5% 3/1/25	3,255,000	3,474,713
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. Bonds (PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (b)	2,000,000	2,054,060
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	$ 2,000,000	$ 2,111,660
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 1.75%, tender 12/1/15 (b)	4,000,000	4,026,160
Pennsylvania Gen. Oblig.:
First Series 2007 A, 5% 11/1/23	9,710,000	10,823,632
First Series 2008, 5% 5/15/27	805,000	873,844
Second Series 2005, 5% 1/1/25	9,900,000	10,540,035
Second Series 2007 A, 5% 8/1/25	2,500,000	2,738,625
Second Series 2009:
5% 4/15/25	500,000	566,250
5% 4/15/28	3,200,000	3,570,016
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) Series 2007 A, 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,323,250
(Thomas Jefferson Univ. Proj.) Series 2012:
5% 3/1/18	250,000	280,058
5% 3/1/20	300,000	337,959
5% 3/1/22	275,000	307,544
5% 3/1/23	585,000	649,537
5% 3/1/42	2,950,000	2,962,154
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17 (AMBAC Insured)	3,000,000	3,194,940
Series 2009 A, 5.25% 8/15/22	2,655,000	2,951,033
Series 2011 A, 5.75% 8/15/41	4,980,000	5,242,645
First Series 2012, 5% 4/1/20	750,000	857,618
First Series:
5% 4/1/21	500,000	568,070
5% 4/1/22	600,000	676,236
5% 4/1/23	800,000	890,624
5% 4/1/24	1,100,000	1,212,156
Series 2010 E, 5% 5/15/31	2,500,000	2,543,425
Series 2010:
5% 9/1/30	1,150,000	1,238,803
5% 9/1/31	1,025,000	1,097,898
Series 2011 A, 5% 9/1/41	2,000,000	2,084,060
Pennsylvania State Univ.:
Series 2005, 5% 9/1/29	1,550,000	1,599,817
Series 2008 A, 5% 8/15/29	3,945,000	4,200,557
Series 2010, 5% 3/1/40	4,385,000	4,578,072
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000,000	$ 3,156,810
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	8,125,997
5% 12/1/25 (AMBAC Insured)	4,345,000	4,547,955
5% 12/1/26 (AMBAC Insured)	3,500,000	3,648,610
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,185,600
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,168,160
Series 2013 A2, 0% 12/1/38 (a)	2,500,000	1,758,350
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,532,880
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,017,720
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,015,430
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,705,670
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,809,100
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,757,028
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,415,016
Ninth Series, 5.25% 8/1/40	8,665,000	8,578,870
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	5,067,824
Series 1998 A, 5.25% 8/1/17	3,555,000	3,964,074
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	6,000,000	6,138,780
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,878,269
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	4,241,200
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Children's Hosp. of Philadelphia Proj.) Series 2011 D, 5% 7/1/32	2,500,000	2,589,925
Philadelphia Redev. Auth. Rev.:
(Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,004,950
Series 2012:
5% 4/15/21	1,000,000	1,092,200
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev.: - continued
Series 2012: - continued
5% 4/15/25	$ 2,230,000	$ 2,350,286
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,990,915
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,235,274
Series 2010 C, 5% 9/1/21	4,000,000	4,366,000
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	4,033,280
Series 2011 A, 5% 1/1/41	2,715,000	2,726,104
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2012, 5% 2/1/25 (FSA Insured)	2,250,000	2,416,883
Pittsburgh Gen. Oblig.:
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,152,080
5.25% 9/1/16 (FSA Insured)	3,000,000	3,327,240
Series 2012 A, 5% 9/1/22	2,000,000	2,249,420
Pittsburgh School District Series 2012 A, 5% 9/1/21 (FSA Insured)	4,000,000	4,500,040
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	1,046,360
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,793,975
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,631,490
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) Series 2008, 5% 10/1/20 (FSA Insured)	1,000,000	1,085,180
(Montgomery County Cmnty. College Proj.) Series 2008:
5% 5/1/27 (FSA Insured)	1,775,000	1,868,418
5% 5/1/28 (FSA Insured)	1,000,000	1,047,740
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. (Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	2,000,000	2,149,180
Series 2000 C, 5% 9/15/35	2,000,000	2,097,680
Series 2007 B, 5.25% 9/15/28	2,500,000	2,753,700
Series 2009 A, 5% 9/15/16	1,150,000	1,283,251
Series 2009 B:
5% 9/15/28	2,000,000	2,167,860
5.5% 9/15/24	5,250,000	6,001,170
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
West Shore Area Auth. Hosp. Rev.:
(Holy Spirit Hosp. Charity Proj.) Series 2011 B, 6% 1/1/28	$ 7,375,000	$ 7,875,689
Series 2011 B, 5.75% 1/1/41	1,500,000	1,538,565
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A:
5% 7/1/19	1,000,000	1,097,820
5% 7/1/25	4,465,000	4,707,405
5.25% 7/1/20	1,000,000	1,096,500
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,282,750
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,016,375
0% 8/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,550,000	4,725,105
Wilson School District Series 2007, 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	6,110,287
		389,364,163
Pennsylvania, New Jersey - 1.7%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series 2012 A:
5% 7/1/22	500,000	563,255
5% 7/1/23	1,000,000	1,112,410
Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425,000	1,507,522
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 D, 5% 1/1/30	3,500,000	3,684,660
		6,867,847
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 0.4%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2011 C:
0% 8/1/39	$ 8,200,000	$ 1,397,936
0% 8/1/41	1,200,000	176,256
		1,574,192
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $396,501,326)	400,117,735
NET OTHER ASSETS (LIABILITIES) - 1.1%	4,375,660
NET ASSETS - 100%	$ 404,493,395
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	26.7%
Health Care	23.3%
Education	15.0%
Electric Utilities	10.8%
Transportation	10.7%
Water & Sewer	6.6%
Others* (Individually Less Than 5%)	6.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $396,501,326)		$ 400,117,735
Cash		401,510
Receivable for fund shares sold		139,035
Interest receivable		5,700,447
Prepaid expenses		888
Other receivables		194
Total assets		406,359,809

Liabilities
Payable for fund shares redeemed	$ 1,207,454
Distributions payable	414,973
Accrued management fee	123,891
Other affiliated payables	76,975
Other payables and accrued expenses	43,121
Total liabilities		1,866,414

Net Assets		$ 404,493,395
Net Assets consist of:
Paid in capital		$ 399,651,970
Undistributed net investment income		49,121
Accumulated undistributed net realized gain (loss) on investments		1,175,895
Net unrealized appreciation (depreciation) on investments		3,616,409
Net Assets, for 37,565,437 shares outstanding		$ 404,493,395
Net Asset Value, offering price and redemption price per share ($404,493,395 ÷ 37,565,437 shares)		$ 10.77

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended December 31, 2013

Investment Income
Interest		$ 17,350,755

Expenses
Management fee	$ 1,649,662
Transfer agent fees	380,153
Accounting fees and expenses	117,657
Custodian fees and expenses	5,457
Independent trustees' compensation	1,760
Registration fees	20,036
Audit	48,474
Legal	2,526
Miscellaneous	3,523
Total expenses before reductions	2,229,248
Expense reductions	(3,209)	2,226,039
Net investment income (loss)		15,124,716
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3,170,536
Change in net unrealized appreciation (depreciation) on investment securities		(30,930,637)
Net gain (loss)		(27,760,101)
Net increase (decrease) in net assets resulting from operations		$ (12,635,385)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Income Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,124,716	$ 15,680,043
Net realized gain (loss)	3,170,536	1,748,180
Change in net unrealized appreciation (depreciation)	(30,930,637)	13,917,672
Net increase (decrease) in net assets resulting from operations	(12,635,385)	31,345,895
Distributions to shareholders from net investment income	(15,129,379)	(15,632,766)
Distributions to shareholders from net realized gain	(1,764,369)	(1,100,705)
Total distributions	(16,893,748)	(16,733,471)
Share transactions Proceeds from sales of shares	85,032,725	116,905,113
Reinvestment of distributions	11,170,075	11,001,986
Cost of shares redeemed	(149,805,023)	(79,594,140)
Net increase (decrease) in net assets resulting from share transactions	(53,602,223)	48,312,959
Redemption fees	2,282	4,500
Total increase (decrease) in net assets	(83,129,074)	62,929,883

Net Assets
Beginning of period	487,622,469	424,692,586
End of period (including undistributed net investment income of $49,121 and undistributed net investment income of $53,621, respectively)	$ 404,493,395	$ 487,622,469
Other Information Shares
Sold	7,665,675	10,275,493
Issued in reinvestment of distributions	1,011,043	963,856
Redeemed	(13,625,413)	(6,995,178)
Net increase (decrease)	(4,948,695)	4,244,171

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 11.47	$ 11.10	$ 10.51	$ 10.78	$ 10.21
Income from Investment Operations
Net investment income (loss) B	.370	.387	.415	.418	.407
Net realized and unrealized gain (loss)	(.654)	.395	.590	(.197)	.569
Total from investment operations	(.284)	.782	1.005	.221	.976
Distributions from net investment income	(.370)	(.386)	(.415)	(.418)	(.407)
Distributions from net realized gain	(.046)	(.026)	-	(.073)	-
Total distributions	(.416)	(.412)	(.415)	(.491)	(.407)
Redemption fees added to paid in capital B	- D	- D	- D	- D	.001
Net asset value, end of period	$ 10.77	$ 11.47	$ 11.10	$ 10.51	$ 10.78
Total Return A	(2.50)%	7.13%	9.76%	2.02%	9.70%
Ratios to Average Net Assets C
Expenses before reductions	.49%	.49%	.50%	.50%	.51%
Expenses net of fee waivers, if any	.49%	.49%	.50%	.50%	.51%
Expenses net of all reductions	.49%	.48%	.50%	.50%	.51%
Net investment income (loss)	3.33%	3.40%	3.87%	3.85%	3.84%
Supplemental Data
Net assets, end of period (000 omitted)	$ 404,493	$ 487,622	$ 424,693	$ 430,961	$ 428,569
Portfolio turnover rate	9%	16%	12%	19%	8%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/13	% of fund's investments 6/30/13	% of fund's investments 12/31/12
1 - 7	88.7	86.3	86.8
8 - 30	0.5	0.6	0.6
31 - 60	2.9	4.3	4.1
61 - 90	0.0	1.0	0.1
91 - 180	1.3	3.3	4.8
> 180	6.6	4.5	3.6
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	12/31/13	6/30/13	12/31/12
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	27 Days	22 Days
Pennsylvania Tax-Free Money Market Funds Average*	22 Days	33 Days	26 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	12/31/13	6/30/13	12/31/12
Fidelity Pennsylvania Municipal Money Market Fund	22 Days	27 Days	22 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of December 31, 2013	As of June 30, 2013
Variable Rate Demand Notes (VRDNs) 77.8%	Variable Rate Demand Notes (VRDNs) 73.2%
Other Municipal Debt 11.7%	Other Municipal Debt 15.3%
Investment Companies 9.3%	Investment Companies 10.4%
Net Other Assets (Liabilities) 1.2%	Net Other Assets (Liabilities) 1.1%

Current and Historical Seven-Day Yields

	12/31/13	9/30/13	6/30/13	3/31/13	12/31/12
Fidelity Pennsylvania Municipal Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending December 31, 2013, the most recent period shown in the table, would have been -0.41%.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Investments December 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 77.8%
	Principal Amount	Value
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.37% 1/7/14, VRDN (b)(e)	$ 400,000	$ 400,000
District Of Columbia - 0.1%
District of Columbia Rev. (American Psychological Assoc. Proj.) Series 2003, 0.08% 1/7/14, LOC Bank of America NA, VRDN (b)	900,000	900,000
Florida - 0.4%
Collier County Hsg. Fin. Auth. Multi-family Rev. (George Washington Carver Apts. Proj.) Series 2005, 0.14% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,250,000	3,250,000
Georgia - 0.2%
Coweta County Dev. Auth. Rev. (W. Y. Industries, Inc. Proj.) Series 2007, 0.21% 1/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,285,000	1,285,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.08% 1/7/14, VRDN (b)	3,200,000	3,200,000
Louisiana - 0.1%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 1/7/14, VRDN (b)	300,000	300,000
Series 2010 B1, 0.35% 1/7/14, VRDN (b)	780,000	780,000
		1,080,000
Nebraska - 0.1%
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.37% 1/7/14, VRDN (b)(e)	400,000	400,000
Nevada - 0.0%
Clark County Arpt. Rev. Series 2008 C3, 0.23% 1/7/14, LOC Landesbank Baden-Wurttemberg, VRDN (b)(e)	300,000	300,000
New Jersey - 0.1%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2012 A, 0.26% 1/7/14, VRDN (b)(e)	500,000	500,000
Pennsylvania, New Jersey - 1.0%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2010 B, 0.04% 1/7/14, LOC Barclays Bank PLC, VRDN (b)	8,000,000	8,000,000
New York - 0.0%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.12% 1/7/14, LOC KeyBank NA, VRDN (b)	100,000	100,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - 0.3%
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.11% 1/7/14, LOC Cr. Industriel et Commercial, VRDN (b)	$ 2,200,000	$ 2,200,000
Pennsylvania - 74.4%
Allegheny County Hosp. Dev. Auth. Rev.:
(Children's Institute Pittsburgh Proj.) Series 2005 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	2,995,000	2,995,000
(Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	8,425,000	8,425,000
(South Hills Health Sys. Proj.) Series 2000 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	4,400,000	4,400,000
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	2,600,000	2,600,000
Allegheny County Indl. Dev. Auth. Rev.:
(The Neighborhood Academy Proj.) 0.07% 1/7/14, LOC PNC Bank NA, VRDN (b)	4,180,000	4,180,000
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	3,530,000	3,530,000
(Union Elec. Steel Co. Proj.) Series 1996 A, 0.12% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	3,120,000	3,120,000
(United Jewish Federation Proj.) Series 1996 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	4,490,000	4,490,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Seris 2008 C, 0.03% 1/2/14, LOC Bank of Nova Scotia, VRDN (b)(e)	5,000,000	5,000,000
Series 2005 A, 0.06% 1/7/14, LOC Bank of Nova Scotia, VRDN (b)	10,000,000	10,000,000
Berks County Muni. Auth. Rev. Participating VRDN Series Putters 3779 Z, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,000,000	5,000,000
Bucks County Indl. Dev. Auth. Rev.:
(Lutheran Cmnty. at Telford Healthcare Ctr., Inc. Proj.) Series 2007 B, 0.31% 1/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	3,580,000	3,580,000
(Snowball Real Estate LP Proj.) 0.26% 1/7/14, LOC Wells Fargo Bank NA, VRDN (b)(e)	1,210,000	1,210,000
Butler County Gen. Auth. Rev. (Erie School District Proj.) Series 2011, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	5,260,000	5,260,000
Cambria County Indl. Dev. Auth. Rev. (American Nat'l. Red Cross Proj.) Series 2008, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	400,000	400,000
Chester County Health & Ed. Auth. Rev. 0.06% 1/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	7,900,000	7,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.06% 1/7/14, LOC TD Banknorth, NA, VRDN (b)	$ 31,645,000	$ 31,645,000
Crawford County Indl. Dev. Auth. College Rev. (Allegheny College Proj.) Series 2009 B, 0.07% 1/7/14, LOC PNC Bank NA, VRDN (b)	2,000,000	2,000,000
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.03% 1/2/14 (United Parcel Svc., Inc. Guaranteed), VRDN (b)	6,900,000	6,900,000
Delaware County Indl. Dev. Auth. Rev.:
(The Agnes Irwin School Proj.) Series 2003, 0.4% 1/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	8,385,000	8,385,000
Series 2013 A, 0.08% 1/7/14, LOC Bank of America NA, VRDN (b)	3,620,000	3,620,000
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.05% 1/7/14, LOC PNC Bank NA, VRDN (b)	3,500,000	3,500,000
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.08% 1/7/14, LOC Manufacturers & Traders Trust Co., VRDN (b)	12,900,000	12,900,000
Geisinger Auth. Health Sys. Rev. Participating VRDN:
Series Putters 3446, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,600,000	6,600,000
Series Putters 3915 Z, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	6,285,000	6,285,000
Series WF 11 69C, 0.08% 1/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	1,600,000	1,600,000
Haverford Township School District Series 2009, 0.05% 1/7/14, LOC TD Banknorth, NA, VRDN (b)	8,115,000	8,115,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.02% 1/2/14, LOC JPMorgan Chase Bank, VRDN (b)	12,385,000	12,385,000
Luzerne County Convention Ctr. Series 2012, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	2,265,000	2,265,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Kingswood Apts. Proj.) Series 2001 A, 0.06% 1/7/14, LOC Fannie Mae, VRDN (b)	12,675,000	12,675,000
Northampton Indl. Dev. Auth. Rev. (Ultra-Poly Corp./Portland Ind. Park Proj.) Series 1997, 0.14% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	212,000	212,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Leidy's, Inc. Proj.) Series 1995 D7, 0.12% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	400,000	400,000
Series 1999 C4, 0.19% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	300,000	300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 2002 B5, 0.12% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	$ 4,700,000	$ 4,700,000
Series 2004 B, 0.07% 1/7/14, LOC PNC Bank NA, VRDN (b)	1,000,000	1,000,000
Series 2004 D2, 0.12% 1/7/14, LOC PNC Bank NA, VRDN (b)(e)	800,000	800,000
Pennsylvania Econ. Dev. Fing. Auth. Manufacturing Facility Rev. (Dodge Realty Partners Proj.) Series 2007, 0.12% 1/7/14, LOC Citibank NA, VRDN (b)(e)	5,700,000	5,700,000
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3350, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,540,000	4,540,000
Series Putters 3352Z, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,215,000	4,215,000
Series Putters 4014, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,000,000	3,000,000
Series Putters 4428, 0.06% 1/2/14 (Liquidity Facility JPMorgan Chase & Co.) (b)(f)	5,075,000	5,075,000
Series ROC II R 11505, 0.06% 1/7/14 (Liquidity Facility Citibank NA) (b)(f)	11,000,000	11,000,000
Series ROC II R 14070, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (b)(f)	8,000,000	8,000,000
Pennsylvania Higher Edl. Facilities Auth. College & Univ. Revs. (St. Josephs Univ. Proj.) Series 2008 A, 0.05% 1/7/14, LOC TD Banknorth, NA, VRDN (b)	18,800,000	18,800,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Second Series, 0.04% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	6,810,000	6,810,000
Series B, 0.05% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,755,000	2,755,000
(Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.03% 1/7/14, LOC Bank of America NA, VRDN (b)	14,605,000	14,605,000
Participating VRDN:
ROC II R 11721, 0.07% 1/7/14 (Liquidity Facility Citibank NA) (b)(f)	7,500,000	7,500,000
Series MS 3252, 0.08% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(f)	5,840,000	5,840,000
Series WF 11 26C, 0.08% 1/7/14 (Liquidity Facility Wells Fargo Bank NA) (b)(f)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. Participating VRDN Series Putters 3481, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 5,035,000	$ 5,035,000
Pennsylvania State Pub. School Participating VRDN Series Solar 06 161, 0.06% 1/7/14 (Liquidity Facility U.S. Bank NA, Cincinnati) (b)(f)	3,815,000	3,815,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2008 B1, 0.05% 1/7/14, LOC Barclays Bank PLC, VRDN (b)	25,925,000	25,925,000
Series 2008 C, 0.05% 1/7/14, LOC Barclays Bank PLC, VRDN (b)	20,875,000	20,875,000
Philadelphia Arpt. Rev.:
Series 2005 C1, 0.05% 1/7/14, LOC TD Banknorth, NA, VRDN (b)(e)	22,105,000	22,105,000
Series 2005 C2, 0.05% 1/7/14, LOC Royal Bank of Canada, VRDN (b)(e)	14,700,000	14,700,000
Philadelphia Auth. for Indl. Dev. Rev.:
(Spl. People in Northeast, Inc. Proj.) Series 2006, 0.35% 1/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)	1,800,000	1,800,000
(The Franklin Institute Proj.) Series 2006, 0.06% 1/7/14, LOC Bank of America NA, VRDN (b)	9,200,000	9,200,000
(William Penn Charter School Proj.) Series 2008, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	4,400,000	4,400,000
Philadelphia Auth. Indl. Dev. Lease Rev.:
Series 2007 B1, 0.04% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	2,250,000	2,250,000
Series 2007 B2, 0.04% 1/7/14, LOC TD Banknorth, NA, VRDN (b)	27,600,000	27,600,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.):
Eighth Series B, 0.05% 1/7/14, LOC Wells Fargo Bank NA, VRDN (b)	16,850,000	16,850,000
Eighth Series C, 0.04% 1/7/14, LOC Barclays Bank PLC, VRDN (b)	3,000,000	3,000,000
Fifth Series A2, 0.04% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)	9,300,000	9,300,000
Philadelphia Gen. Oblig. Series 2009 B, 0.05% 1/7/14, LOC Bank of New York, New York, VRDN (b)	3,450,000	3,450,000
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 3975, 0.07% 1/7/14 (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,665,000	3,665,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.03% 1/7/14, LOC Bank of America NA, VRDN (b)	12,300,000	12,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 22, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	$ 24,655,000	$ 24,655,000
Series RBC E 28, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	12,440,000	12,440,000
Series RBC E 29, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	6,500,000	6,500,000
Series RBC E 30, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	10,000,000	10,000,000
Series RBC E 45, 0.06% 1/7/14 (Liquidity Facility Royal Bank of Canada) (a)(b)(f)	8,200,000	8,200,000
Ridley School District Series 2009, 0.05% 1/7/14, LOC TD Banknorth, NA, VRDN (b)	6,125,000	6,125,000
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.35% 1/7/14, LOC Citizens Bank of Pennsylvania, VRDN (b)(e)	1,835,000	1,835,000
Somerset County Gen. Oblig. Series 2009 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	4,465,000	4,465,000
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	4,500,000	4,500,000
Washington County Auth. Rev. 0.04% 1/7/14, VRDN (b)	7,480,000	7,480,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.) Series 2011 A, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	1,380,000	1,380,000
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.06% 1/7/14, LOC PNC Bank NA, VRDN (b)	7,145,000	7,145,000
Wilkens Area Indl. Dev. Auth. Rev. (Fairview Extended Care Proj.) Series B, 0.15% 1/7/14, LOC Bank of America NA, VRDN (b)	5,150,000	5,150,000
		587,362,000
Puerto Rico - 0.6%
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2003 C5-2, 0.05% 1/7/14, LOC Barclays Bank PLC, VRDN (b)	4,000,000	4,000,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 46, 0.14% 1/7/14 (Liquidity Facility Royal Bank of Canada) (b)(f)	1,000,000	1,000,000
		5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - 0.0%
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.07% 1/7/14, LOC JPMorgan Chase Bank, VRDN (b)(e)	$ 300,000	$ 300,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $614,277,000)		614,277,000
Other Municipal Debt - 11.7%

Kentucky - 0.1%
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.31% tender 1/23/14, CP mode (e)	1,100,000	1,100,000
Massachusetts - 0.1%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 0.3% tender 1/15/14, CP mode	1,100,000	1,100,000
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A2, 0.35% tender 1/15/14, CP mode (e)	1,900,000	1,900,000
Series 1990 B, 0.4% tender 2/6/14, CP mode	900,000	900,000
		2,800,000
Pennsylvania - 11.1%
Allegheny County Hosp. Dev. Auth. Rev. Bonds:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	7,525,000	7,765,479
Series 2010 A, 5% 5/15/14	1,000,000	1,017,409
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 4% 7/1/14	19,910,000	20,287,363
Lower Merion School District Bonds Series 2012, 3% 5/15/14	4,690,000	4,737,652
Monroeville Fin. Auth. UPMC Rev. Bonds Series 2013 B, 1.25% 7/1/14	1,590,000	1,598,363
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Bonds Series 2013 A, 1.25% 7/1/14	2,100,000	2,111,046
Pennsylvania Gen. Oblig. Bonds:
First Series 2002, 5.5% 2/1/14	3,000,000	3,013,372
Second Series 2006, 5.5% 1/1/14	4,500,000	4,500,000
Series 2008, 5% 2/15/14	4,930,000	4,959,109
Series 2012, 5% 7/1/14	3,000,000	3,071,579
Third Series 2010 A, 5% 7/15/14	175,000	179,421
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2010 E, 5% 5/15/14	3,965,000	4,034,070
Other Municipal Debt - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Infrastructure Invt. Auth. Rev. Series 2010 A, 0.08% 2/5/14, LOC Bank of America NA, CP	$ 3,400,000	$ 3,400,000
Philadelphia Gen. Oblig. TRAN Series 2013 A, 0.75% 6/30/14	7,700,000	7,721,997
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
BAN 2% 7/11/14	7,800,000	7,874,183
Bonds (Univ. Cap. Proj.):
Series 2005 C, 0.1% tender 2/4/14, CP mode	10,000,000	10,000,000
Series 2009 B, 5% 9/15/14	1,000,000	1,033,971
		87,305,014
Virginia - 0.0%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.65% tender 1/21/14, CP mode (e)	200,000	200,000
TOTAL OTHER MUNICIPAL DEBT (Cost $92,505,014)		92,505,014
Investment Company - 9.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.06% (c)(d) (Cost $73,737,000)	73,737,000	73,737,000
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $780,519,014)		780,519,014
NET OTHER ASSETS (LIABILITIES) - 1.2%		9,176,790
NET ASSETS - 100%		$ 789,695,804
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,200,000 or 1.0% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 56,575
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $706,782,014)	$ 706,782,014
Fidelity Central Funds (cost $73,737,000)	73,737,000
Total Investments (cost $780,519,014)		$ 780,519,014
Cash		4,548,600
Receivable for securities sold on a delayed delivery basis		2,000,002
Receivable for fund shares sold		10,879,507
Interest receivable		1,032,101
Distributions receivable from Fidelity Central Funds		4,676
Other receivables		303
Total assets		798,984,203

Liabilities
Payable for investments purchased	$ 183,480
Payable for fund shares redeemed	9,057,812
Distributions payable	222
Accrued management fee	46,655
Other affiliated payables	230
Total liabilities		9,288,399

Net Assets		$ 789,695,804
Net Assets consist of:
Paid in capital		$ 789,692,678
Accumulated undistributed net realized gain (loss) on investments		3,126
Net Assets, for 789,517,217 shares outstanding		$ 789,695,804
Net Asset Value, offering price and redemption price per share ($789,695,804 ÷ 789,517,217 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Pennsylvania Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

	Year ended December 31, 2013

Investment Income
Interest		$ 888,281
Income from Fidelity Central Funds		56,575
Total income		944,856

Expenses
Management fee	$ 3,903,676
Independent trustees' compensation	2,972
Miscellaneous	426
Total expenses before reductions	3,907,074
Expense reductions	(3,040,137)	866,937
Net investment income (loss)		77,919
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		14,650
Net increase in net assets resulting from operations		$ 92,569

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended December 31, 2013	Year ended December 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,919	$ 68,293
Net realized gain (loss)	14,650	32,463
Net increase in net assets resulting from operations	92,569	100,756
Distributions to shareholders from net investment income	(78,107)	(68,278)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,970,739,620	1,885,238,135
Reinvestment of distributions	75,597	66,921
Cost of shares redeemed	(1,969,619,379)	(1,783,013,637)
Net increase (decrease) in net assets and shares resulting from share transactions	1,195,838	102,291,419
Total increase (decrease) in net assets	1,210,300	102,323,897

Net Assets
Beginning of period	788,485,504	686,161,607
End of period	$ 789,695,804	$ 788,485,504

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended December 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.09%
Ratios to Average Net Assets B, C
Expenses before reductions	.50%	.50%	.50%	.50%	.53%
Expenses net of fee waivers, if any	.11%	.18%	.22%	.30%	.49%
Expenses net of all reductions	.11%	.18%	.22%	.30%	.49%
Net investment income (loss)	.01%	.01%	.01%	.01%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$ 789,696	$ 788,486	$ 686,162	$ 670,790	$ 678,148

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Pennsylvania Municipal Income Fund (the Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Pennsylvania Municipal Money Market Fund (the Money Market Fund) is a fund of Fidelity Municipal Trust II. Each Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the Trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each Fund is authorized to issue an unlimited number of shares. Each Fund may be affected by economic and political developments in the state of Pennsylvania.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Income Fund attempts to obtain prices

Annual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Income Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

For the Income Fund, debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For the Money Market Fund, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

For the Income Fund, changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Income Fund and trades executed through the end of the current business day for the Money Market Fund. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Money Market Fund incurred a corporate tax liability on undistributed long-term capital gain, which is included in Miscellaneous expense on the Statement of Operations. As of December 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Pennsylvania Municipal Income Fund	$ 396,500,200	$ 11,329,165	$ (7,711,630)	$ 3,617,535
Fidelity Pennsylvania Municipal Money Market Fund	780,519,014	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Fidelity Pennsylvania Municipal Income Fund	$ 48,302	$ 1	$ 1,175,894	$ 3,617,535
Fidelity Pennsylvania Municipal Money Market Fund	3,358	-	-	-

The tax character of distributions paid was as follows:

December 31, 2013
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 15,129,379	$ 1,764,369	$ 16,893,748
Fidelity Pennsylvania Municipal Money Market Fund	78,107	-	78,107

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

December 31, 2012
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Pennsylvania Municipal Income Fund	$ 15,632,766	$ 1,100,705	$ 16,733,471
Fidelity Pennsylvania Municipal Money Market Fund	68,278	-	68,278

Short-Term Trading (Redemption) Fees. Shares held by investors in the Income Fund less than 30 days may be subject to a redemption fee equal to .50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, for the Income Fund aggregated $40,180,154 and $78,729,067, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Income Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .36% of the Fund's average net assets.

Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Money Market Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .50% of the Fund's average net assets. Under the management contract, FMR pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees. The management fee paid to the investment adviser by the Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Funds. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, under which FIIOC performs the activities associated with the Funds' transfer agency, dividend disbursing and shareholder servicing functions. Under the terms of the management fee contract, the investment adviser pays transfer agent fees on behalf of the Money Market Fund. The Income Fund pays Citibank account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the Income Fund's transfer agent fees were equivalent to the following annual rates expressed as a percentage of average net assets:

Fidelity Pennsylvania Municipal Income Fund	.08%

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

Notes to Financial Statements - continued

6. Committed Line of Credit.

The Income Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Pennsylvania Municipal Income Fund	$ 1,043

During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser or its affiliates voluntarily agreed to waive certain fees for the Money Market Fund in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver was $3,036,020.

Through arrangements with the Income Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce fund expenses. These expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction
Fidelity Pennsylvania Municipal Income Fund	$ 2,972	$ 237

In addition, through an arrangement with the Money Market Fund's custodian, $4,117 of credits realized as a result of uninvested cash balances were used to reduce the Fund's management fee.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and Fidelity Municipal Trust II and the Shareholders of Fidelity Pennsylvania Municipal Income Fund and Fidelity Pennsylvania Municipal Money Market Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Pennsylvania Municipal Income Fund (a fund of Fidelity Municipal Trust) and Fidelity Pennsylvania Municipal Money Market Fund (a fund of Fidelity Municipal Trust II) at December 31, 2013 the results of each of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Municipal Trust's and Fidelity Municipal Trust II's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 14, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trusts and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trusts or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment:2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fund	Pay Date	Record Date	Capital Gains
Fidelity Pennsylvania Municipal Income Fund	02/18/14	02/14/14	$0.033
Fidelity Pennsylvania Municipal Money Market Fund	02/18/14	02/14/14	$0.000

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended December 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Fund
Fidelity Pennsylvania Municipal Income Fund	$3,170,536
Fidelity Pennsylvania Municipal Money Market Fund	$6,911

During fiscal year ended 2013, 100% of each fund's income dividends were free from federal income tax, and 2.54% of Fidelity Pennsylvania Municipal Income Fund and 14.01% of Fidelity Pennsylvania Municipal Money Market's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Pennsylvania Municipal Income Fund / Fidelity Pennsylvania Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance (for Pennsylvania Municipal Income Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Investment Performance (for Fidelity Pennsylvania Municipal Money Market Fund). The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, for a more meaningful comparison of management fees, Fidelity Pennsylvania Municipal Money Market Fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for non-management expenses (including transfer agent fees, pricing and bookkeeping fees, and fees paid to non-affiliated custodians) from the fund's all-inclusive fee. In this regard, the Board considered that net management fees can vary from year to year because of differences in non-management expenses.

Annual Report

Fidelity Pennsylvania Municipal Income Fund

Annual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Fidelity Pennsylvania Municipal Money Market Fund

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's hypothetical net management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of Fidelity Pennsylvania Municipal Income Fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

In its review of Fidelity Pennsylvania Municipal Money Market Fund's total expense ratio, the Board considered the fund's hypothetical net management fee as well as the fund's all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by FMR under the all-inclusive arrangement. The Board also noted the effects of any waivers and reimbursements on fees and expenses.

As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2012. The Board considered that Fidelity has been voluntarily waiving part or all of the management fees to maintain a minimum yield for Fidelity Pennsylvania Municipal Money Market Fund, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that Fidelity Pennsylvania Municipal Income Fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to Fidelity Pennsylvania Municipal Income Fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

PFR-UANN-0214
1.787740.110

Fidelity®

Conservative Income Municipal Bond

Fund -

Fidelity Conservative Income Municipal Bond

Fund

Institutional Class

Annual Report

December 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Summary	(Click Here)	A summary of the fund's holdings.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 15, 2013 to December 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (July 1, 2013 to December 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value December 31, 2013	Expenses Paid During Period
Conservative Income Municipal Bond	.40%
Actual		$ 1,000.00	$ 1,002.20	$ .86 C
HypotheticalA		$ 1,000.00	$ 1,023.19	$ 2.04 D
Institutional Class	.30%
Actual		$ 1,000.00	$ 1,002.40	$ .64 C
HypotheticalA		$ 1,000.00	$ 1,023.69	$ 1.53 D

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 78/365 (to reflect the period October 15, 2013 to December 31, 2013).

D Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Summary (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 12/31/13
1 - 7	72.4
8 - 30	2.0
31 - 60	1.1
61 - 90	0.2
91 - 180	1.2
> 180	23.1

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and permissible maturity shortening features other than interest rate resets.

Top Five States as of December 31, 2013
% of fund's net assets
Illinois	17.6
Texas	12.0
New Jersey	9.4
Indiana	8.5
Louisiana	6.6
Top Five Sectors as of December 31, 2013
% of fund's net assets
Industrial Development	20.5
Health Care	16.3
Electric Utilities	15.7
General Obligations	13.9
Transportation	8.6
Weighted Average Maturity as of December 31, 2013

Years	0.6

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of December 31, 2013

Years	0.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of December 31, 2013
AAA 0.6%
AA,A 26.5%
BBB 2.0%
Short-Term Investments and Net Other Assets 70.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments December 31, 2013

Showing Percentage of Net Assets

Municipal Bonds - 26.6%
	Principal Amount	Value
Alabama - 0.5%
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.65%, tender 3/20/17 (a)	$ 250,000	$ 249,920
Arizona - 1.1%
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2008, 5.5% 9/1/16	85,000	94,940
Series 2013 A2, 5% 9/1/17	100,000	113,693
Arizona School Facilities Board Rev. Series 2005, 5% 1/1/14	125,000	125,000
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 0.7%, tender 2/3/14 (a)(b)	150,000	150,011
Tucson Gen. Oblig. Series 2005 E, 3.75% 7/1/16 (FGIC Insured)	55,000	57,263
		540,907
California - 0.2%
California Dept. of Wtr. Resources Pwr. Supply Rev. Series 2010 L, 5% 5/1/14	25,000	25,397
California Health Facilities Fing. Auth. Rev. 2% 8/15/14	50,000	50,470
California Statewide Cmntys. Dev. Auth. Rev. Bonds (Kaiser Permanente Health Sys. Proj.) Series 2001 B, 3.9%, tender 7/1/14 (a)	25,000	25,444
		101,311
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. Series 2009 A, 4% 7/1/15	150,000	152,420
Connecticut - 3.5%
Connecticut Gen. Oblig. Series 2013 A, 0.44% 7/1/16 (a)	500,000	500,000
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 1998 B, 1.55%, tender 2/1/17 (a)	285,000	289,466
New Haven Gen. Oblig.:
Series 2006, 5% 11/1/16 (AMBAC Insured)	500,000	549,580
Series 2013 B:
2% 9/1/15 (FSA Insured)	200,000	204,286
3% 9/1/16 (FSA Insured)	200,000	208,702
		1,752,034
Florida - 1.0%
Broward County School Board Ctfs. of Prtn. Series 2006 A, 4.25% 7/1/16 (FSA Insured)	50,000	53,891
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Citizens Property Ins. Corp.:
Series 2007 A, 5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 50,000	$ 55,696
Series 2009 A1, 5.375% 6/1/16	55,000	60,740
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2010 A, 4% 10/1/16	200,000	216,604
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B, 5% 10/1/17	60,000	60,575
JEA Wtr. & Swr. Sys. Rev. Series 2009 A, 2.5% 10/1/14	50,000	50,284
		497,790
Georgia - 0.8%
Atlanta Arpt. Rev. Series 2011 A, 5% 1/1/17	200,000	223,854
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (a)	150,000	150,602
		374,456
Hawaii - 0.8%
State of Hawaii Dept. of Trans. Series 2013, 3% 8/1/16 (b)	380,000	395,192
Illinois - 9.5%
Chicago Gen. Oblig. Series 2007 A, 5% 12/1/16	100,000	108,205
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/17	100,000	111,551
Series 2012 A, 5% 1/1/14	50,000	50,000
Series B, 4% 1/1/15	500,000	517,900
Chicago Park District Gen. Oblig.:
Series 2004 B, 5% 1/1/16	190,000	193,948
Series 2005 B, 3.75% 1/1/14 (AMBAC Insured)	50,000	50,000
Series 2008 H, 5% 1/1/17	250,000	274,525
Series 2011 B, 4% 1/1/14	300,000	300,000
Series 2011 D, 5% 1/1/17	200,000	219,620
5% 1/1/17	100,000	109,810
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/15	230,000	240,302
Cook County Gen. Oblig.:
Series 2007 B, 5% 11/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	363,850
Series 2009 A, 4% 11/15/16	75,000	81,054
Series B, 5% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	350,000	395,283
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Gas Supply Rev. Bonds (The Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (a)	$ 425,000	$ 428,098
Illinois Fin. Auth. Rev.:
(OSF Healcare Sys. Proj.) Series 2012 A, 4% 5/15/14	300,000	303,261
Bonds (Advocate Health Care Proj.) Series 2008 C B3, 4.375%, tender 7/1/14 (a)	300,000	306,222
Series 2010 A, 5.5% 5/1/17	100,000	109,128
Series 2010, 5% 2/15/17	20,000	21,837
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A:
5% 6/15/16	70,000	77,382
5% 12/15/16	50,000	56,343
Metropolitan Pier & Exposition (McCormick Place Expansion Proj.) Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	47,710
Quincy Hosp. Rev. Series 2007, 5% 11/15/16	115,000	126,185
Univ. of Illinois Rev. Series 2006, 5% 4/1/16	250,000	272,463
		4,764,677
Indiana - 0.1%
Indiana Fin. Auth. Hosp. Rev. Series 2011 N, 5% 3/1/17	50,000	55,581
Massachusetts - 0.9%
Massachusetts Gen. Oblig. Series 2012 A, 0.23% 1/1/15 (a)	145,000	145,110
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds Series 2008 T3, 2.7%, tender 2/20/14 (a)	100,000	100,245
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys. Rev. 4% 7/1/16	200,000	216,134
		461,489
Minnesota - 0.1%
Minnesota Gen. Oblig. Series 2009 F, 4% 8/1/14	25,000	25,553
Nebraska - 0.2%
Nebraska Pub. Pwr. District Rev. Series 2006 A, 5% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	100,000
Nevada - 2.4%
Clark County Arpt. Rev. Series 2013 C1, 2.5% 7/1/15 (b)	195,000	199,945
Clark County School District:
Series 1998 A, 5.5% 6/15/15 (FSA Insured)	50,000	53,623
Municipal Bonds - continued
	Principal Amount	Value
Nevada - continued
Clark County School District: - continued
Series 2004 A, 5% 6/15/16 (FSA Insured)	$ 100,000	$ 102,057
Series 2005 A, 5% 6/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	53,591
Series 2007 A, 4.5% 6/15/17 (FGIC Insured)	285,000	317,202
Series 2012 A, 5% 6/15/15	100,000	106,523
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/17	350,000	393,274
		1,226,215
New Hampshire - 0.3%
Manchester Arpt. Rev. Series 2009 B, 5% 1/1/14	150,000	150,000
New Jersey - 0.3%
New Jersey Econ. Dev. Auth. School Facilities Construction Rev. Series 2005 K, 5.25% 12/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	109,330
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/17	50,000	56,596
		165,926
New Mexico - 0.3%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (a)	150,000	153,764
New York - 0.8%
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2010 A, 5% 5/1/15 (Escrowed to Maturity)	100,000	106,322
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2006 BB, 4% 6/15/17	75,000	80,697
New York City Transitional Fin. Auth. Rev. Series 2004 D1, 5% 11/1/16	50,000	50,719
New York Dorm. Auth. Personal Income Tax Rev. Series 2011 C, 4% 3/15/14	95,000	95,726
New York State Gen. Oblig. Series 2005 C, 5% 4/15/14	50,000	50,688
		384,152
North Carolina - 0.2%
Raleigh Combined Enterprise Sys. Rev. Series 2004, 5% 3/1/14	100,000	100,789
Municipal Bonds - continued
	Principal Amount	Value
Ohio - 0.7%
Franklin County Hosp. Rev. Bonds Series 2011 D, 4%, tender 8/1/16 (a)	$ 235,000	$ 254,023
Ohio Higher Edl. Facility Commission Rev. Series 2009 P, 4.25% 1/15/16	100,000	100,102
		354,125
Pennsylvania - 1.3%
Allegheny County Arpt. Auth. Rev. Series 2007 A, 5% 1/1/16 (FSA Insured) (b)	75,000	80,715
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	75,000	83,043
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2005 A, 5% 8/15/15	170,000	181,754
Philadelphia Gas Works Rev.:
Eighth Series A, 5% 8/1/16	100,000	109,000
Tenth Series 1998, 5% 7/1/15	150,000	158,325
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. Series 2011 C, 3% 7/1/14	50,000	50,562
		663,399
South Carolina - 0.1%
South Carolina Pub. Svc. Auth. Rev. Series 2010 B, 5% 1/1/14 (FSA Insured)	65,000	65,000
Texas - 0.8%
Houston Gen. Oblig. Series 2009 A, 4% 3/1/14	100,000	100,636
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2013, 3% 9/1/14	300,000	304,464
		405,100
Utah - 0.1%
Utah Gen. Oblig. Series 2009 C, 4% 7/1/14	30,000	30,571
Washington - 0.2%
Washington Ctfs. of Prtn. Series 2003 B, 5% 4/1/15	50,000	52,718
Washington Gen. Oblig. Series 2004 D, 5% 1/1/14	50,000	50,000
		102,718
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Series 2, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	50,795
TOTAL MUNICIPAL BONDS (Cost $13,294,528)		13,323,884
Municipal Notes - 71.5%
	Principal Amount	Value
Colorado - 1.0%
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series 2004 B, 0.31% 1/7/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 500,000	$ 500,000
District Of Columbia - 2.0%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (WDC I LP Dev. Proj.) Series 2000, 0.25% 1/7/14, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,000,000	1,000,000
Florida - 3.8%
Florida Hsg. Fin. Corp. Rev.:
(Stuart Pointe Apts. Proj.) Series B1, 0.38% 1/7/14, LOC SunTrust Banks, Inc., VRDN (a)(b)	1,480,000	1,480,000
Participating VRDN Series Putters 1336 B, 0.16% 1/7/14 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	40,000	40,000
Series 2005 B3, 0.38% 1/7/14, LOC SunTrust Banks, Inc., VRDN (a)(b)	370,000	370,000
		1,890,000
Georgia - 2.8%
Savannah Econ. Dev. Auth. Rev.:
(Calvary Day School Proj.) Series 2006, 0.24% 1/7/14, LOC SunTrust Banks, Inc., VRDN (a)	1,200,000	1,200,000
Series 2002 A, 0.24% 1/7/14, LOC SunTrust Banks, Inc., VRDN (a)	200,000	200,000
		1,400,000
Illinois - 8.1%
Chicago Gen. Oblig.:
Series 2003 B, 0.4% 1/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,190,000	1,190,000
Series 2003 B2, 0.4% 1/2/14 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	250,000	250,000
Illinois Dev. Fin. Auth. Indl. Dev. Rev. 0.56% 1/7/14, LOC RBS Citizens NA, VRDN (a)(b)	585,000	585,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 1998 B:
0.35% 1/7/14 (FSA Insured), VRDN (a)	500,000	500,000
0.35% 1/7/14 (FSA Insured), VRDN (a)	1,550,000	1,550,000
		4,075,000
Indiana - 8.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.):
Series 2003 A, 0.36% 1/7/14, VRDN (a)(b)	600,000	600,000
Series 2003 B, 0.29% 1/7/14, VRDN (a)(b)	3,630,000	3,629,994
		4,229,994
Municipal Notes - continued
	Principal Amount	Value
Kentucky - 0.6%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17	$ 300,000	$ 331,014
Louisiana - 6.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 1/7/14, VRDN (a)	700,000	700,000
Series 2010 B1, 0.35% 1/7/14, VRDN (a)	2,600,000	2,600,000
		3,300,000
Maryland - 3.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 1995, 0.46% 1/7/14 (Liquidity Facility Manufacturers & Traders Trust Co.), VRDN (a)	1,860,000	1,860,000
Massachusetts - 2.0%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. (New England Pwr. Co. Proj.):
Series 1992:
0.3% tender 1/16/14, CP mode	500,000	500,000
0.3% tender 1/16/14, CP mode	400,000	400,000
Series 1993 B, 0.4% tender 2/6/14, CP mode	100,000	100,000
		1,000,000
Mississippi - 0.8%
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. Series 2011 A, 0.22% 1/7/14, LOC Bank of America NA, VRDN (a)(b)	410,000	410,000
New Hampshire - 3.9%
New Hampshire Bus. Fin. Auth. Rev. Series 2008, 0.48% 1/2/14, LOC RBS Citizens NA, VRDN (a)	1,975,000	1,975,000
New Jersey - 9.1%
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series Putters 4368, 0.31% 1/2/14 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	2,350,000	2,350,000
New Jersey Edl. Facilities Auth. Rev. Series 2008 F, 0.4% 1/7/14, LOC RBS Citizens NA, VRDN (a)	1,200,000	1,200,000
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.24% 1/7/14, VRDN (a)	600,000	600,000
Series 2012 A, 0.26% 1/7/14, VRDN (a)(b)	400,000	400,000
		4,550,000
New York - 1.6%
Nassau County Indl. Dev. Agcy. (Amsterdam at Harborside Proj.) Series 2007 C, 0.25% 1/7/14, LOC Bank of America NA, VRDN (a)	800,000	800,000
Municipal Notes - continued
	Principal Amount	Value
North Carolina - 0.8%
Davidson County Indl. Facilities & (Diebold, Inc. Proj.) Series 1997, 0.31% 1/7/14, LOC Bank of America NA, VRDN (a)(b)	$ 400,000	$ 400,000
Pennsylvania - 1.2%
Butler County Hosp. Auth. Hosp. Rev. Series 2012 A, 0.31% 1/7/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	400,000	400,000
Delaware Valley Reg'l. Fin. Auth. Local Govt. Rev.:
Series 1985 D, 0.3% 1/7/14, LOC Bayerische Landesbank, VRDN (a)	100,000	100,000
Series 1985, 0.3% 1/7/14, LOC Bayerische Landesbank, VRDN (a)	100,000	100,000
		600,000
Rhode Island - 0.7%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2005 A, 0.29% 1/2/14, LOC Citizens Bank of Pennsylvania, VRDN (a)	340,000	340,000
Texas - 11.2%
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Deer Park Refining Ltd. Partnership Proj.) Series 2004 A, 0.75% 1/2/14, VRDN (a)	1,390,000	1,390,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.) Series 2010 C, 0.75% 1/2/14, VRDN (a)	1,580,000	1,580,000
Series 2010 D, 0.75% 1/2/14, VRDN (a)	2,650,000	2,650,000
		5,620,000
Virginia - 0.8%
Arlington County Indl. Rev. (Nat'l. Science Teachers Assoc. Proj.) Series 2000 A, 0.24% 1/7/14, LOC SunTrust Banks, Inc., VRDN (a)	405,000	405,000
Municipal Notes - continued
	Principal Amount	Value
Washington - 2.4%
Washington Gen. Oblig. Participating VRDN Series DB 606, 0.08% 1/7/14 (Liquidity Facility Deutsche Bank AG) (a)(c)	$ 500,000	$ 500,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series MS 3354, 0.26% 1/7/14 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	700,000	700,000
		1,200,000
TOTAL MUNICIPAL NOTES (Cost $35,883,919)		35,886,008
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $49,178,447)		49,209,892
NET OTHER ASSETS (LIABILITIES) - 1.9%		958,547
NET ASSETS - 100%		$ 50,168,439
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 107
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
Industrial Development	20.5%
Health Care	16.3%
Electric Utilities	15.7%
General Obligations	13.9%
Transportation	8.6%
Synthetics	7.2%
Housing	5.7%
Others (Individually Less Than 5%)	10.2%
Net Other Assets (Liabilities)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	December 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $49,178,447)		$ 49,209,892
Cash		187,566
Receivable for fund shares sold		1,282,057
Interest receivable		152,820
Receivable from investment adviser for expense reductions		744
Other receivables		15
Total assets		50,833,094

Liabilities
Payable for investments purchased	$ 634,213
Payable for fund shares redeemed	18,000
Distributions payable	354
Accrued management fee	8,291
Other affiliated payables	3,797
Total liabilities		664,655

Net Assets		$ 50,168,439
Net Assets consist of:
Paid in capital		$ 50,136,241
Distributions in excess of net investment income		(165)
Accumulated undistributed net realized gain (loss) on investments		918
Net unrealized appreciation (depreciation) on investments		31,445
Net Assets		$ 50,168,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

December 31, 2013

Conservative Income Municipal Bond: Net Asset Value, offering price and redemption price per share ($22,205,179 ÷ 2,216,396 shares)	$ 10.02

Institutional Class: Net Asset Value, offering price and redemption price per share ($27,963,260 ÷ 2,791,022 shares)	$ 10.02

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	For the period October 15, 2013 (commencement of operations) to December 31, 2013

Investment Income
Interest		$ 26,696
Income from Fidelity Central Funds		107
Total income		26,803

Expenses
Management fee	$ 15,623
Transfer agent fees	3,797
Independent trustees' compensation	11
Total expenses before reductions	19,431
Expense reductions	(1,554)	17,877
Net investment income (loss)		8,926
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		918
Change in net unrealized appreciation (depreciation) on investment securities		31,445
Net gain (loss)		32,363
Net increase (decrease) in net assets resulting from operations		$ 41,289

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period October 15, 2013 (commencement of operations) to December 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,926
Net realized gain (loss)	918
Change in net unrealized appreciation (depreciation)	31,445
Net increase (decrease) in net assets resulting from operations	41,289
Distributions to shareholders from net investment income	(9,091)
Share transactions - net increase (decrease)	50,136,241
Total increase (decrease) in net assets	50,168,439

Net Assets
Beginning of period	-
End of period (including distributions in excess of net investment income of $165)	$ 50,168,439

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Conservative Income Municipal Bond

Year ended December 31,	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.002
Net realized and unrealized gain (loss)	.020
Total from investment operations	.022
Distributions from net investment income	(.002)
Net asset value, end of period	$ 10.02
Total Return B, C	.22%
Ratios to Average Net Assets E, I
Expenses before reductions	.40% A
Expenses net of fee waivers, if any	.40% A
Expenses net of all reductions	.40% A
Net investment income (loss)	.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,205
Portfolio turnover rate F	- G, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period October 15, 2013 (commencement of operations) to December 31, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Year ended December 31,	2013 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.004
Net realized and unrealized gain (loss)	.020
Total from investment operations	.024
Distributions from net investment income	(.004)
Net asset value, end of period	$ 10.02
Total Return B, C	.24%
Ratios to Average Net Assets E, I
Expenses before reductions	.35% A
Expenses net of fee waivers, if any	.30% A
Expenses net of all reductions	.30% A
Net investment income (loss)	.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,963
Portfolio turnover rate F	- G, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than 1%.

H For the period October 15, 2013 (commencement of operations) to December 31, 2013.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended December 31, 2013

1. Organization.

Fidelity Conservative Income Municipal Bond Fund (the Fund) is a fund of Fidelity Municipal Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Conservative Income Municipal Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 35,943
Gross unrealized depreciation	(4,498)
Net unrealized appreciation (depreciation) on securities and other investments	$ 31,445

Tax Cost	$ 49,178,447

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 918
Net unrealized appreciation (depreciation)	$ 31,445

The tax character of distributions paid was as follows:

December 31, 2013
Tax-exempt Income	$ 9,091

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $11,532,833 and $5,000, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

rate of .30% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives asset-based fees of .10% and .05% of average net assets for Conservative Income Municipal Bond and Institutional Class, respectively. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

Amount
Conservative Income Municipal Bond	$ 2,437
Institutional Class	1,360
$ 3,797

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

6. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2015. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Institutional Class	.30%	$ 1,524

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's expenses by $30.

Annual Report

Notes to Financial Statements - continued

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Year ended December 31,	2013 A
From net investment income
Conservative Income Municipal Bond	$ 3,085
Institutional Class	6,006
Total	$ 9,091

A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Dollars
Year ended December 31,	2013 A	2013 A
Conservative Income Municipal Bond
Shares sold	2,244,269	$ 22,469,344
Reinvestment of distributions	282	2,830
Shares redeemed	(28,155)	(281,931)
Net increase (decrease)	2,216,396	$ 22,190,243
Institutional Class
Shares sold	2,790,456	$ 27,940,330
Reinvestment of distributions	576	5,768
Shares redeemed	(10)	(100)
Net increase (decrease)	2,791,022	$ 27,945,998

A For the period October 15, 2013 (commencement of operations) to December 31, 2013.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 20% of the total outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Municipal Trust and the Shareholders of Fidelity Conservative Income Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Conservative Income Municipal Bond Fund (a fund of Fidelity Municipal Trust) at December 31, 2013, the results of its operations, the changes in its net assets and the financial highlights for the period October 15, 2013 (commencement of operations) to December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Conservative Income Municipal Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 18, 2014

Annual Report

Trustees and Officers

The Trustees and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 396 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statements of Additional Information (SAIs) include more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Officers:

Correspondence intended for each officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Robert P. Brown (1963)
Year of Election or Appointment: 2012 Vice President of Fidelity's Bond Funds

Mr. Brown also serves as Vice President of other funds. Mr. Brown serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2010-present), President, Bond Group of FMR (2011-present), Director and Managing Director, Research of Fidelity Management & Research (U.K.) Inc. (2008-present), and is an employee of Fidelity Investments. Previously, Mr. Brown served as President, Money Market Group of FMR (2010-2011) and Vice President of Fidelity's Money Market Funds (2010-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax, and 25.25% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Conservative Income Municipal Bond Fund

On July 18, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven municipal short and intermediate-term bond security selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable investment mandates. The Board also considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders.

The Board also noted that FMR had contractually agreed to reimburse Institutional Class to the extent that total operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any) as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability. The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.
New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CMB-UANN-0214
1.967791.100

Item 2. Code of Ethics

As of the end of the period, December 31, 2013, Fidelity Municipal Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity Conservative Income Municipal Bond Fund, Fidelity Limited Term Municipal Income Fund, Fidelity Michigan Municipal Income Fund, Fidelity Minnesota Municipal Income Fund, Fidelity Municipal Income Fund, Fidelity Ohio Municipal Income Fund and Fidelity Pennsylvania Municipal Income Fund (the "Funds"):

Services Billed by PwC

December 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$33,000	$-	$2,300	$200
Fidelity Limited Term Municipal Income Fund	$50,000	$-	$2,300	$3,000
Fidelity Michigan Municipal Income Fund	$47,000	$-	$2,300	$1,700
Fidelity Minnesota Municipal Income Fund	$47,000	$-	$2,300	$1,700
Fidelity Municipal Income Fund	$67,000	$-	$2,300	$3,800
Fidelity Ohio Municipal Income Fund	$47,000	$-	$2,300	$1,700
Fidelity Pennsylvania Municipal Income Fund	$47,000	$-	$2,300	$1,600

December 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Conservative Income Municipal Bond Fund	$-	$-	$-	$-
Fidelity Limited Term Municipal Income Fund	$49,000	$-	$2,200	$3,300
Fidelity Michigan Municipal Income Fund	$45,000	$-	$2,200	$1,800
Fidelity Minnesota Municipal Income Fund	$45,000	$-	$2,200	$1,700
Fidelity Municipal Income Fund	$66,000	$-	$2,200	$4,100
Fidelity Ohio Municipal Income Fund	$45,000	$-	$2,200	$1,800
Fidelity Pennsylvania Municipal Income Fund	$45,000	$-	$2,200	$1,700

A Amounts may reflect rounding.

B Fidelity Conservative Income Municipal Bond Fund commenced operations on October 15, 2013.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	December 31, 2013A,B	December 31, 2012A,B
Audit-Related Fees	$4,920,000	$4,805,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Conservative Income Municipal Bond Fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	December 31, 2013 A,B	December 31, 2012 A,B
PwC	$5,550,000	$5,640,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Conservative Income Municipal Bond Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 26, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	February 26, 2014